UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07607

The Universal Institutional Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2011

Date of reporting period:	June 30, 2011

Item 1 - Report to Shareholders

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Core Plus Fixed Income Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Expense Examples

Core Plus Fixed Income Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Actual Ending Account Value 6/30/11	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$1,036.00	$1,021.32	$3.53	$3.51	0.70%
Core Plus Fixed Income Portfolio Class II	1,000.00	1,035.00	1,020.08	4.79	4.76	0.95

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2010, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee was higher than its peer group average and the total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was acceptable, (ii) the Portfolio's management fee, although higher than its peer group average, was acceptable given the quality and nature of the services provided, and (iii) the Portfolio's total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (97.1%)
Agency Adjustable Rate Mortgages (0.4%)
Federal National Mortgage Association, Conventional Pools: 2.48%, 5/1/35 (a)	$835		$877
Government National Mortgage Association, Various Pools: 3.38%, 6/20/25 (a)	—	@	—	@
			877
Agency Fixed Rate Mortgages (23.2%)
Federal Home Loan Mortgage Corporation, Gold Pools: 5.00%, 1/1/37	—	@	—	@
5.50%, 5/1/38	2,469		2,671
6.00%, 8/1/37 - 5/1/38	2,529		2,783
6.50%, 9/1/32 - 9/1/36	1,466		1,656
7.50%, 6/1/20 - 5/1/35	179		207
8.00%, 8/1/32	89		107
8.50%, 8/1/31	111		136
Federal National Mortgage Association, Conventional Pools: 5.00%, 3/1/37 - 7/1/40	1,395		1,485
5.50%, 5/1/37 - 2/1/38	3,436		3,738
6.00%, 3/1/37 - 12/1/38	2,590		2,848
6.50%, 11/1/27 - 10/1/38	163		186
7.00%, 6/1/29 - 11/1/32	90		103
7.50%, 8/1/37	278		326
8.00%, 4/1/33	212		249
8.50%, 10/1/32	195		231
9.50%, 4/1/30	63		76
July TBA: 4.00%, 7/25/41 (b)	1,900		1,901
4.50%, 7/25/41 (b)	13,840		14,322
Government National Mortgage Association, July TBA: 3.50%, 7/15/41 (b)	1,975		1,917
4.00%, 7/15/41 (b)	4,125		4,203
Various Pools: 4.50%, 4/15/39 - 5/15/40	4,665		4,943
9.00%, 1/15/25	7		8
			44,096
Asset-Backed Securities (2.8%)
Ally Master Owner Trust, 2.88%, 4/15/15 (c)	600		618
3.47%, 4/15/15 (c)	225		232
ARI Fleet Lease Trust 1.64%, 8/15/18 (a)(c)	178		179
CLI Funding LLC 4.50%, 3/18/26 (c)	661		663
FUEL Trust 4.21%, 10/15/22 (c)	460		462
Santander Drive Auto Receivables Trust 3.06%, 11/15/17	525		526
SLM Student Loan Trust 4.37%, 4/17/28 (c)	450		467

	Face Amount (000)	Value (000)
Textainer Marine Containers Ltd. 4.70%, 6/15/26 (c)	$500	$500
U-Haul S Fleet LLC 4.90%, 10/25/23 (c)	848	881
Westlake Automobile Receivables Trust 5.00%, 5/15/15 (c)	775	779
		5,307
Collateralized Mortgage Obligations — Agency Collateral Series (7.3%)
Federal Home Loan Mortgage Corporation, 5.76%, 6/15/41	9,300	1,117
INV FL REMIC 22.14%, 5/15/41 (a)	1,101	1,217
IO 0.84%, 1/25/21 (a)	6,496	291
IO REMIC 5.00%, 12/15/20	2,304	249
5.76%, 6/15/41 (a)	19,800	2,376
5.78%, 6/15/40 (a)	2,384	365
5.95%, 7/15/37 (a)	1,799	262
6.28%, 6/15/40 (a)	6,818	1,310
IO STRIPS 7.50%, 12/1/29	15	3
8.00%, 1/1/28 - 6/1/31	31	7
Federal National Mortgage Association, IO 6.20%, 9/25/20 (a)	5,064	1,164
IO REMIC 5.00%, 8/25/37	1,194	125
5.71%, 7/25/41 (a)	7,200	892
6.00%, 5/25/33 - 7/25/33	1,448	271
6.51%, 2/25/24 (a)	1,672	188
IO STRIPS 8.00%, 4/1/24 - 6/1/30	104	23
9.00%, 11/1/26	5	1
REMIC 7.00%, 9/25/32	168	194
Government National Mortgage Association, IO REMIC 0.85%, 8/20/58 (a)	8,347	271
4.50%, 6/20/39	1,894	414
5.00%, 2/16/41	490	127
5.25%, 6/20/41 (a)	2,800	434
6.06%, 10/20/37 (a)	2,854	295
6.39%, 6/20/40 (a)	2,764	485
6.41%, 9/20/40 (a)	2,091	404
6.41%, 4/16/41 (a)	3,857	898
6.48%, 4/16/41 (a)	2,728	457
		13,840
Commercial Mortgage-Backed Securities (3.7%)
Banc of America Commercial Mortgage, Inc. 5.83%, 4/10/49 (a)	505	479
Bear Stearns Commercial Mortgage Securities 5.36%, 2/11/44	460	434
Citigroup Commercial Mortgage Trust (See Note H) 5.89%, 12/10/49 (a)	850	832

The accompanying notes are an integral part of the financial statements.
4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage-Backed Securities (cont'd)
DBUBS Mortgage Trust 5.45%, 5/10/21 (a)(c)	$200	$186
Greenwich Capital Commercial Funding Corp., 5.48%, 3/10/39	810	786
5.87%, 12/10/49 (a)	1,410	1,293
JP Morgan Chase Commercial Mortgage Securities Corp., 4.80%, 7/15/46 (c)	500	481
5.93%, 2/12/49 (a)	470	457
6.10%, 2/12/51 (a)	350	345
6.26%, 2/15/51 (a)	465	458
LB-UBS Commercial Mortgage Trust, 5.28%, 2/15/41 (a)	800	749
6.37%, 9/15/45 (a)	540	532
		7,032
Corporate Bonds (39.0%)
Finance (18.5%)
Abbey National Treasury Services PLC 3.88%, 11/10/14 (c)	330	336
Aegon N.V. 4.63%, 12/1/15	425	451
Affiliated Managers Group, Inc. 3.95%, 8/15/38	241	269
American International Group, Inc. 6.40%, 12/15/20	550	593
Banco Bradesco SA 4.13%, 5/16/16 (c)(d)	505	511
Banco Votorantim SA 5.25%, 2/11/16 (c)	320	326
Bank of America Corp. 5.63%, 7/1/20	45	47
Barclays Bank PLC, 6.05%, 12/4/17 (c)	290	307
6.75%, 5/22/19	260	292
BBVA Bancomer SA 4.50%, 3/10/16 (c)	475	486
BBVA US Senior SAU 3.25%, 5/16/14	400	396
Bear Stearns Cos. LLC (The) 7.25%, 2/1/18	320	381
BNP Paribas SA 5.00%, 1/15/21 (d)	570	574
Brandywine Operating Partnership 4.95%, 4/15/18	375	381
Brookfield Asset Management, Inc. 5.80%, 4/25/17	175	188
Capital One Bank, USA NA 8.80%, 7/15/19	425	522
Citigroup, Inc. (See Note H) 8.50%, 5/22/19	1,075	1,335
CNA Financial Corp. 5.75%, 8/15/21	495	512
Credit Agricole SA 3.50%, 4/13/15 (c)(d)	775	778
Credit Suisse AG 5.40%, 1/14/20	875	887

	Face Amount (000)	Value (000)
Credit Suisse, New York 6.00%, 2/15/18	$145	$157
Dexus Diversfied Trust/Dexus Office Trust 5.60%, 3/15/21 (c)	300	304
Digital Realty Trust LP 4.50%, 7/15/15	605	630
Discover Bank/Greenwood 7.00%, 4/15/20	620	690
Farmers Exchange Capital 7.05%, 7/15/28 (c)	605	625
Farmers Insurance Exchange 8.63%, 5/1/24 (c)	250	301
Fifth Third Bancorp 3.63%, 1/25/16	205	207
General Electric Capital Corp., 5.30%, 2/11/21	300	313
5.63%, 5/1/18	920	1,008
6.00%, 8/7/19	700	776
Genworth Financial, Inc. 7.20%, 2/15/21	300	301
Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	950	1,035
7.50%, 2/15/19	250	291
Goodman Funding Pty Ltd. 6.38%, 4/15/21 (c)	425	437
Hartford Financial Services Group, Inc. 5.50%, 3/30/20	305	315
HBOS PLC 6.75%, 5/21/18 (c)	790	761
HCP, Inc., 5.38%, 2/1/21	150	155
5.63%, 5/1/17	300	326
Health Care REIT, Inc., 4.75%, 7/15/27	249	282
6.13%, 4/15/20	325	349
HSBC Holdings PLC 5.10%, 4/5/21	1,025	1,052
ING Bank NV 4.00%, 3/15/16 (c)	375	380
Intesa Sanpaolo SpA 6.50%, 2/24/21 (c)(d)	280	293
JPMorgan Chase & Co., 4.95%, 3/25/20	260	269
6.00%, 1/15/18	170	189
6.30%, 4/23/19	115	130
Lloyds TSB Bank PLC 5.80%, 1/13/20 (c)	120	120
Macquarie Bank Ltd. 6.63%, 4/7/21 (c)	260	262
Macquarie Group Ltd. 6.00%, 1/14/20 (c)	285	286
Merrill Lynch & Co., Inc. 6.88%, 4/25/18	1,360	1,507
NASDAQ OMX Group, Inc. (The) 5.55%, 1/15/20	150	150
Nationwide Building Society 6.25%, 2/25/20 (c)	725	755

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Nationwide Financial Services 5.38%, 3/25/21 (c)	$225	$226
Nordea Bank AB 4.88%, 5/13/21 (c)	495	476
Platinum Underwriters Finance, Inc. 7.50%, 6/1/17	305	329
Principal Financial Group, Inc. 8.88%, 5/15/19	235	299
Prudential Financial, Inc., 6.63%, 12/1/37	130	139
7.38%, 6/15/19	150	178
QBE Capital Funding III Ltd. 7.25%, 5/24/41 (a)(c)	325	327
Regions Financial Corp. 5.75%, 6/15/15	265	261
Reinsurance Group of America, Inc. 6.45%, 11/15/19	310	337
Royal Bank of Scotland PLC (The) 4.88%, 3/16/15	770	800
Santander Holdings USA, Inc. 4.63%, 4/19/16	135	136
Santander US Debt SA Unipersonal 3.72%, 1/20/15 (c)	500	484
SLM Corp. 6.25%, 1/25/16	370	384
Societe Generale SA 5.20%, 4/15/21 (c)	285	280
Standard Chartered Bank 6.40%, 9/26/17 (c)	305	340
TD Ameritrade Holding Corp. 5.60%, 12/1/19	560	601
UnitedHealth Group, Inc. 6.63%, 11/15/37	545	607
US Central Federal Credit Union, (U.S. Government Guaranteed) 1.90%, 10/19/12	2,190	2,230
Ventas Realty LP / Ventas Capital Corp. 4.75%, 6/1/21	600	587
Vornado Realty LP 3.88%, 4/15/25	243	276
WEA Finance LLC 4.63%, 5/10/21 (c)	400	389
Wells Fargo & Co. 3.68%, 6/15/16	365	375
Wells Operating Partnership II LP 5.88%, 4/1/18 (c)	400	413
Willis Group Holdings PLC 4.13%, 3/15/16	400	408
		35,110
Industrials (17.1%)
ABB Treasury Center USA, Inc. 2.50%, 6/15/16 (c)	185	184
Alpha Natural Resources, Inc., 6.00%, 6/1/19	60	60
6.25%, 6/1/21	180	182
Altria Group, Inc., 4.13%, 9/11/15	335	355
9.25%, 8/6/19	175	229

	Face Amount (000)	Value (000)
Amgen, Inc., Series B 0.38%, 2/1/13	$273	$275
Anadarko Petroleum Corp. 6.95%, 6/15/19	235	275
Anheuser-Busch InBev Worldwide, Inc. 4.13%, 1/15/15	30	32
ArcelorMittal 9.85%, 6/1/19	255	324
Archer-Daniels-Midland Co. 0.88%, 2/15/14 (d)	256	271
AT&T, Inc. 6.15%, 9/15/34	415	431
BAA Funding Ltd. 4.88%, 7/15/21 (c)	485	474
Barrick North America Finance LLC 4.40%, 5/30/21 (c)	270	269
BAT International Finance PLC 9.50%, 11/15/18 (c)	330	442
Best Buy Co., Inc. 3.75%, 3/15/16	460	463
Bombardier, Inc., 7.50%, 3/15/18 (c)	115	129
7.75%, 3/15/20 (c)	220	249
Boston Scientific Corp. 6.00%, 1/15/20	625	678
Bunge Ltd. Finance Corp. 8.50%, 6/15/19	220	269
CBS Corp. 8.88%, 5/15/19	195	249
CF Industries, Inc. 6.88%, 5/1/18	680	773
Chrysler Group LLC/CG Co-Issuer, Inc. 8.00%, 6/15/19 (c)(d)	400	395
Cliffs Natural Resources, Inc. 4.88%, 4/1/21	310	311
Comcast Corp., 5.15%, 3/1/20 (d)	255	275
5.70%, 5/15/18	120	134
ConAgra Foods, Inc. 8.25%, 9/15/30	360	429
Concho Resources Inc/Midland 7.00%, 1/15/21	55	57
Constellation Brands, Inc. 7.25%, 9/1/16	140	154
Continental Resources, Inc., Series WI 7.13%, 4/1/21	280	297
Cooper US, Inc. 5.25%, 11/15/12	290	307
Corning, Inc. 7.25%, 8/15/36	195	228
COX Communications, Inc. 8.38%, 3/1/39 (c)	45	59
CRH America, Inc. 6.00%, 9/30/16	360	396
CVS Pass-Through Trust, 6.04%, 12/10/28	332	354
8.35%, 7/10/31 (c)	193	237

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Daimler Finance North America LLC 7.30%, 1/15/12	$190	$197
Darden Restaurants, Inc. 6.20%, 10/15/17 (d)	590	676
Delhaize Group SA 5.70%, 10/1/40	366	342
Deutsche Telekom International Finance BV 8.75%, 6/15/30	165	218
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.88%, 10/1/19	160	178
7.63%, 5/15/16	150	164
DISH DBS Corp. 7.13%, 2/1/16	220	233
Expedia, Inc. 5.95%, 8/15/20	90	88
Fiserv, Inc. 3.13%, 6/15/16	340	339
FMG Resources August 2006 Pty Ltd., 6.38%, 2/1/16 (c)	205	205
6.88%, 2/1/18 (c)	75	76
Ford Motor Credit Co. LLC 5.75%, 2/1/21	380	380
Frontier Communications Corp. 8.50%, 4/15/20	370	405
Gap, Inc. (The) 5.95%, 4/12/21	345	332
Gazprom OAO Via Gaz Capital SA 6.51%, 3/7/22 (c)	165	175
Georgia-Pacific LLC, 7.75%, 11/15/29	195	225
8.88%, 5/15/31	255	323
Gilead Sciences, Inc. 1.00%, 5/1/14 (c)	275	307
Goldcorp, Inc. 2.00%, 8/1/14 (d)	232	292
Grupo Bimbo SAB de CV 4.88%, 6/30/20 (c)	300	302
Harley-Davidson Funding Corp. 6.80%, 6/15/18 (c)	255	289
Holcim US Finance Sarl & Cie SCS 6.00%, 12/30/19 (c)	180	193
Home Depot, Inc. 5.88%, 12/16/36	435	447
Hyatt Hotels Corp. 6.88%, 8/15/19 (c)	220	246
Ingram Micro, Inc. 5.25%, 9/1/17	115	121
International Game Technology 3.25%, 5/1/14 (d)	236	283
International Paper Co. 7.50%, 8/15/21	305	357
JC Penney Co., Inc. 5.65%, 6/1/20	120	119
JC Penney Corp., Inc. 6.38%, 10/15/36	251	226
KLA-Tencor Corp. 6.90%, 5/1/18	400	452

	Face Amount (000)	Value (000)
Kraft Foods, Inc., 5.38%, 2/10/20	$425	$465
7.00%, 8/11/37	115	134
L-3 Communications Corp. 4.95%, 2/15/21	395	395
Lafarge SA 5.85%, 7/9/15 (c)	295	316
Marathon Petroleum Corp. 5.13%, 3/1/21 (c)	190	196
Medtronic, Inc., Series B 1.63%, 4/15/13	269	276
Microsoft Corp. Zero Coupon, 6/15/13 (c)(d)	256	263
Molson Coors Brewing Co. 2.50%, 7/30/13 (d)	238	262
Mosaic Co. (The) 7.63%, 12/1/16 (c)	80	85
NBC Universal Media LLC 5.15%, 4/30/20 (c)	360	381
News America, Inc. 7.85%, 3/1/39	230	276
Omnicom Group, Inc. 4.45%, 8/15/20	185	184
Petrobras International Finance Co. 5.75%, 1/20/20	405	434
QEP Resources, Inc. 6.88%, 3/1/21	200	212
Quest Diagnostics, Inc. 6.95%, 7/1/37	260	290
QVC, Inc. 7.13%, 4/15/17 (c)	365	385
Qwest Corp., 6.50%, 6/1/17	210	229
6.88%, 9/15/33	495	480
RadioShack Corp. 2.50%, 8/1/13 (c)(d)	269	270
Rayonier TRS Holdings, Inc. 3.75%, 10/15/12	234	288
Rio Tinto Finance USA Ltd. 9.00%, 5/1/19	145	192
Sable International Finance Ltd. 7.75%, 2/15/17 (c)	480	485
SBA Telecommunications, Inc. 8.25%, 8/15/19	255	274
Southern Copper Corp., 5.38%, 4/16/20	55	57
6.75%, 4/16/40	120	117
Symantec Corp., Series B 1.00%, 6/15/13 (d)	233	284
Tech Data Corp. 2.75%, 12/15/26	257	269
Teck Resources, Ltd., 4.75%, 1/15/22	240	241
6.25%, 7/15/41	275	279
Telecom Italia Capital SA, 7.00%, 6/4/18	215	235
7.18%, 6/18/19	125	138

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Telefonica Europe BV 8.25%, 9/15/30	$420	$503
Telstra Corp. Ltd. 4.80%, 10/12/21 (c)	285	286
Time Warner Cable, Inc., 6.75%, 6/15/39	100	110
8.75%, 2/14/19	170	217
Time Warner, Inc., 4.70%, 1/15/21	290	294
4.88%, 3/15/20	100	104
5.88%, 11/15/16	95	109
7.70%, 5/1/32	15	18
Vale Overseas Ltd., 5.63%, 9/15/19	250	268
6.88%, 11/10/39	45	49
Verisk Analytics, Inc. 5.80%, 5/1/21	405	430
Verizon Communications, Inc., 4.60%, 4/1/21	200	207
8.95%, 3/1/39	130	184
Viacom, Inc. 6.88%, 4/30/36	275	308
Vivendi SA 6.63%, 4/4/18 (c)	240	272
Warner Chilcott Co. LLC 7.75%, 9/15/18 (c)	325	329
Wesfarmers Ltd. 2.98%, 5/18/16 (c)	255	256
Woolworths Ltd. 4.00%, 9/22/20 (c)	335	327
WPP Finance UK 8.00%, 9/15/14	270	317
Wyndham Worldwide Corp. 5.63%, 3/1/21	390	390
Wynn Las Vegas Corp. 7.75%, 8/15/20	520	567
		32,373
Utilities (3.4%)
CMS Energy Corp. 6.25%, 2/1/20 (d)	635	679
EDF SA 4.60%, 1/27/20 (c)	210	219
Enel Finance International N.V. 5.13%, 10/7/19 (c)	675	684
Energy Transfer Partners LP 9.00%, 4/15/19	350	436
Enterprise Products Operating LLC, 5.25%, 1/31/20	110	117
6.50%, 1/31/19	370	424
EQT Corp. 8.13%, 6/1/19	175	214
Exelon Generation Co. LLC 6.25%, 10/1/39	850	862
FirstEnergy Solutions Corp. 6.05%, 8/15/21	525	566
Iberdrola Finance Ireland Ltd. 5.00%, 9/11/19 (c)	450	445

	Face Amount (000)	Value (000)
Kinder Morgan Finance Co. ULC 5.70%, 1/5/16	$570	$596
NRG Energy, Inc. 8.50%, 6/15/19	245	255
Plains All American Pipeline LP/PAA Finance Corp., 6.70%, 5/15/36	310	331
8.75%, 5/1/19	185	233
PPL WEM Holdings PLC 3.90%, 5/1/16 (c)	400	411
		6,472
		73,955
Mortgages — Other (8.6%)
American Home Mortgage Investment Trust 0.37%, 12/25/46 (a)	1,516	918
Banc of America Alternative Loan Trust, 5.25%, 1/25/21	1,034	988
5.86%, 10/25/36	793	551
5.91%, 10/25/36 (a)	1,100	778
6.00%, 4/25/36	974	928
Banc of America Funding Corp. 0.56%, 8/25/36 (a)	479	432
Chase Mortgage Finance Corp. 6.00%, 11/25/36	846	732
Chaseflex Trust 6.00%, 2/25/37	859	611
Countrywide Alternative Loan Trust 0.54%, 9/25/35 (a)	892	572
Countrywide Home Loan Mortgage Pass Through Trust 0.49%, 4/25/46 (a)	1,449	427
First Horizon Alternative Mortgage Securities, 5.00%, 11/25/20	592	550
6.25%, 8/25/36	535	416
GMAC Mortgage Corp. Loan Trust 4.25%, 7/25/40 (c)	203	204
GS Mortgage Securities Corp. 7.50%, 9/25/36 (a)(c)	637	548
GSR Mortgage Loan Trust, 5.75%, 1/25/37	800	733
6.00%, 2/25/36	507	480
JP Morgan Mortgage Trust, 5.22%, 11/25/35 (a)	5	5
6.00%, 6/25/37	464	424
6.25%, 7/25/36	829	804
Lehman Mortgage Trust, 5.50%, 11/25/35 - 2/25/36	1,123	1,060
6.50%, 9/25/37	1,102	881
Luminent Mortgage Trust 0.33%, 1/25/37 (a)	1,353	855
Mastr Adjustable Rate Mortgages Trust 1.22%, 4/25/46 (a)	205	3
Residential Accredit Loans, Inc. 0.69%, 3/25/35 (a)	627	410
Structured Asset Mortgage Investments, Inc. 0.42%, 8/25/36 (a)	1,346	389
WaMu Mortgage Pass-Through Certificates, 1.05%, 5/25/47 (a)	1,370	920
1.26%, 7/25/46 (a)	1,051	663

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Mortgages — Other (cont'd)
Wells Fargo Mortgage Backed Securities Trust 2.77%, 4/25/36 (a)	$10	$8
		16,290
Municipal Bonds (1.4%)
Chicago Illinois Transit Authority 6.20%, 12/1/40	255	258
City of Chicago, IL 6.40%, 1/1/40	100	105
City of New York, NY 5.97%, 3/1/36	215	228
Illinois State Toll Highway Authority 6.18%, 1/1/34	630	655
Municipal Electric Authority of Georgia, 6.64%, 4/1/57	220	216
6.66%, 4/1/57	415	394
New York City Transitional Finance Authority 5.27%, 5/1/27	210	218
State of California, General Obligation Bonds 5.95%, 4/1/16	485	543
		2,617
Sovereign (2.0%)
Bermuda Government International Bond 5.60%, 7/20/20 (c)	300	331
Export - Import Bank of Korea 4.13%, 9/9/15	165	172
Federative Republic of Brazil 6.00%, 1/17/17	560	656
Ireland Government Bond 5.40%, 3/13/25	505	454
Korea Development Bank 4.38%, 8/10/15	335	352
Mexican Bonos 8.00%, 6/11/20	8,460	777
Russian Foreign Bond - Eurobond 7.85%, 3/10/18 (c)	20,000	752
State of Qatar 4.00%, 1/20/15 (c)	275	289
		3,783
U.S. Agency Securities (3.7%)
Federal Home Loan Mortgage Corporation 6.75%, 3/15/31	420	540
Federal National Mortgage Association, 1.25%, 8/20/13	355	360
2.38%, 4/11/16	745	762
2.50%, 5/15/14 (d)	2,000	2,089
5.38%, 6/12/17	2,800	3,263
		7,014
U.S. Treasury Securities (5.0%)
U.S. Treasury Bonds, 3.50%, 2/15/39	500	429
7.50%, 11/15/24	6,385	8,993
		9,422
Total Fixed Income Securities (Cost $180,303)		184,233

	Shares	Value (000)
Short-Term Investments (18.4%)
Securities held as Collateral on Loaned Securities (3.7%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H)	5,735,468	$5,735
	Face Amount (000)
Repurchase Agreements (0.7%)
Barclays Capital, Inc., (0.01%, dated 6/30/11, due 7/1/11; proceeds $82; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 3.38% due 11/15/19; valued at $83)	$82	82
Nomura Holdings, Inc., (0.09%, dated 6/30/11, due 7/1/11; proceeds $1,300; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% — 6.50% due 8/1/36 — 9/1/40; valued at $1,326)	1,300	1,300
		1,382
Total Securities held as Collateral on Loaned Securities (Cost $7,117)		7,117
	Shares
Investment Company (6.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $11,794)	11,793,977	11,794
	Face Amount (000)
U.S. Treasury Securities (8.5%)
U.S. Treasury Bill, 0.02%, 9/22/11 (e)(f)(g)	$55	55
0.02%, 9/22/11 (e)(f)(g)	20	20
0.03%, 11/3/11 (e)	4,500	4,499
0.05%, 9/22/11 (e)(f)(g)	1,770	1,770
0.07%, 7/14/11 (e)	9,750	9,750
		16,094
Total Short-Term Investments (Cost $35,005)		35,005
Total Investments (115.5%) (Cost $215,308) Including $6,977 of Securities Loaned (h)		219,238
Liabilities in Excess of Other Assets (-15.5%)		(29,482)
Net Assets (100.0%)		$189,756

(a)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2011.

(b)  Security is subject to delayed delivery.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  All or a portion of security on loan at June 30, 2011.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

(e)  Rate shown is the yield to maturity at June 30, 2011.

(f)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(g)  All or a portion of the security was pledged as collateral for swap agreements.

(h)  Securities have been designated as collateral in connection with open foward currency, futures and swap agreements.

@  Face Amount/Value is less than $500.

IO  Interest Only.

REIT  Real Estate Investment Trust.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	JPY	40,000	$497	7/15/11	USD	491	$491	$(6)
Bank of America NA	USD	776	776	7/15/11	KRW	839,940	787	11
Bank of America NA	USD	786	786	7/15/11	SGD	970	790	4
UBS AG	CHF	905	1,077	7/15/11	USD	1,077	1,077	— @
UBS AG	EUR	668	968	7/15/11	USD	963	963	(5)
UBS AG	JPY	40,000	497	7/15/11	USD	491	491	(6)
UBS AG	USD	783	783	7/15/11	CLP	366,000	782	(1)
UBS AG	USD	1,054	1,054	7/15/11	NOK	5,700	1,056	2
UBS AG	USD	1,036	1,036	7/15/11	SEK	6,410	1,013	(23)
			$7,474				$7,450	$(24)

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	55	$12,064	Sep-11	$9
U.S. Treasury 30 yr. Bond	5	615	Sep-11	(10)
U.S. Treasury 5 yr. Note	85	10,132	Sep-11	(56)
U.S. Treasury Ultra Long Bond	46	5,807	Sep-11	(187)

Futures Contracts: (cont'd)

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Short:
90 Day Euro $	8	$(1,958)	Dec-13	$(21)
90 Day Euro $	8	(1,968)	Jun-13	(22)
90 Day Euro $	8	(1,973)	Mar-13	(21)
90 Day Euro $	8	(1,963)	Sep-13	(21)
German Euro Bund	4	(728)	Sep-11	1
U.S. Treasury 10 yr. Note	106	(12,967)	Sep-11	7
				$(321)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Credit Suisse	3 Month LIBOR	Receive	0.80%	10/28/13		$19,115	$(6)
Credit Suisse	3 Month CDOR	Receive	2.18	9/8/15	CAD	6,150	38
Credit Suisse	3 Month CDOR	Receive	2.21	9/8/15		4,437	22
Credit Suisse	3 Month LIBOR	Pay	2.10	10/28/17		$8,005	(154)
Credit Suisse	3 Month CDOR	Pay	4.07	9/8/20	CAD	7,204	(72)
Credit Suisse	3 Month CDOR	Pay	4.12	9/8/20		5,196	(40)
Goldman Sachs	6 Month LIBOR	Pay	4.90	3/4/21	GBP	5,580	56
Goldman Sachs	6 Month LIBOR	Pay	4.85	4/1/21		3,135	19
Goldman Sachs	6 Month LIBOR	Receive	4.18	3/4/41		1,290	(60)
Goldman Sachs	6 Month LIBOR	Receive	4.13	4/1/41		725	(21)
							$(218)

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank	$9,650	3 Month LIBOR	Receive	11/15/21	$(382)	$(748)
JPMorgan Chase	2,020	3 Month LIBOR	Receive	11/15/21	(81)	(180)
						$(928)

CDOR  — Canadian Dealer Offered Rate

LIBOR  — London Interbank Offered Rate

CAD  — Canadian Dollar

CHF  — Swiss Franc

CLP  — Chilean Peso

EUR  — Euro

GBP  — British Pound

JPY  — Japanese Yen

KRW  — South Korean Won

NOK  — Norwegian Krone

SEK  — Swedish Krona

SGD  — Singapore Dollar

USD  — United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-6 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$877	$—	$877
Agency Fixed Rate Mortgages	—	44,096	—	44,096
Asset-Backed Securities	—	5,307	—	5,307
Collateralized Mortgage Obligations — Agency Collateral Series	—	13,840	—	13,840
Commercial Mortgage Backed Securities	—	7,032	—	7,032
Corporate Bonds	—	73,955	—	73,955
Mortgages — Other	—	16,290	—	16,290
Municipal Bonds	—	2,617	—	2,617
Sovereign	—	3,783	—	3,783
U.S. Agency Securities	—	7,014	—	7,014
U.S. Treasury Securities	—	9,422	—	9,422
Total Fixed Income Securities	—	184,233	—	184,233

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 significant unobservable inputs (000)	Total (000)
Short-Term Investments
Investment Company	$17,529	$—	$—	$17,529
Repurchase Agreements	—	1,382	—	1,382
U.S. Treasury Securities	—	16,094	—	16,094
Total Short-Term Investments	17,529	17,476	—	35,005
Futures Contracts	17	—	—	17
Interest Rate Swap Agreements	—	135	—	135
Zero Coupon Swap Agreements	—	—	—	—
Foreign Currency Exchange Contracts	—	17	—	17
Total Assets	17,546	201,861	—	219,407
Liabilities:
Futures Contracts	(338)	—	—	(338)
Interest Rate Swap Agreements	—	(353)	—	(353)
Zero Coupon Swap Agreements	—	(928)	—	(928)
Foreign Currency Exchange Contracts	—	(41)	—	(41)
Total Liabilities	(338)	(1,322)	—	(1,660)
Total	$17,208	$200,539	$—	$217,747

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, the Portfolio did not have any significant investments transfer between investment levels.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	20.8%
Finance	16.6
Other**	16.6
Short-Term Investments	16.5
Industrials	15.3
Mortgages — Other	7.7
Collateralized Mortgage Obligations — Agency Collateral Series	6.5
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2011.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open foreign currency exchange contracts with net unrealized depreciation of approximately $24,000. Does not include open long/short futures contracts with an underlying face amount of approximately $50,175,000 and net unrealized depreciation of approximately $321,000. Also does not include open swap agreements with net unrealized depreciation of approximately $1,146,000.

The accompanying notes are an integral part of the financial statements.
12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	June 30, 2011 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $195,756)	$199,542
Investment in Security of Affiliated Issuers, at Value (Cost $19,552)	19,696
Total Investments in Securities, at Value (Cost $215,308)	219,238
Foreign Currency, at Value (Cost $29)	29
Receivable for Investments Sold	5,933
Interest Receivable	1,592
Receivable for Delayed Delivery Commitments	1,087
Due from Broker	35
Unrealized Appreciation on Swap Agreements	135
Receivable for Portfolio Shares Sold	53
Variation Margin	21
Unrealized Appreciation on Foreign Currency Exchange Contracts	17
Receivable from Affiliate	15
Tax Reclaim Receivable	6
Other Assets	9
Total Assets	228,170
Liabilities:
Collateral on Securities Loaned, at Value	7,117
Payable for Delayed Delivery Commitments	23,535
Payable for Investments Purchased	3,419
Bank Overdraft	1,936
Unrealized Depreciation on Swap Agreements	1,281
Premium Received on Open Swap Agreements	463
Payable for Portfolio Shares Redeemed	210
Payable for Investment Advisory Fees	204
Payable for Custodian Fees	49
Unrealized Depreciation on Foreign Currency Exchange Contracts	41
Payable for Administration Fees	40
Payable for Professional Fees	35
Distribution Fees — Class II Shares	9
Payable for Directors' Fees and Expenses	5
Other Liabilities	70
Total Liabilities	38,414
NET ASSETS	$189,756
Net Assets Consist of:
Paid-in-Capital	$253,105
Undistributed Net Investment Income	10,344
Accumulated Net Realized Loss	(76,133)
Unrealized Appreciation (Depreciation) on:
Investments	3,786
Investments in Affiliates	144
Futures Contracts	(321)
Swap Agreements	(1,146)
Foreign Currency Exchange Contracts	(24)
Foreign Currency Translations	1
Net Assets	$189,756
CLASS I:
Net Assets	$140,781
Net Asset Value, Offering and Redemption Price Per Share Applicable to 13,617,432 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.34
CLASS II:
Net Assets	$48,975
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,752,319 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.31
(1) Including:
Securities on Loan, at Value:	$6,977

The accompanying notes are an integral part of the financial statements.
13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended June 30, 2011 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $2 Foreign Taxes Withheld)	$4,146
Dividends from Security of Affiliated Issuer	22
Interest from Securities of Affiliated Issuer	73
Total Investment Income	4,241
Expenses:
Investment Advisory Fees (Note B)	364
Administration Fees (Note C)	243
Distribution Fees — Class II Shares (Note D)	84
Custodian Fees (Note F)	71
Professional Fees	35
Pricing Fees	35
Directors' Fees and Expenses	3
Shareholder Reporting Fees	(66)*
Other Expenses	8
Total Expenses	777
Distribution Fees — Class II Shares Waived (Note D)	(24)
Voluntary Waiver of Investment Advisory Fees (Note B)	(14)
Rebate from Morgan Stanley Affiliate (Note H)	(2)
Net Expenses	737
Net Investment Income	3,504
Realized Gain (Loss):
Investments Sold	4,624
Investments in Affiliates	751
Foreign Currency Exchange Contracts	4
Foreign Currency Transactions	2
Futures Contracts	162
Swap Agreements	414
Net Realized Gain	5,957
Change in Unrealized Appreciation (Depreciation):
Investments	(1,574)
Investments in Affiliates	(777)
Foreign Currency Exchange Contracts	(18)
Futures Contracts	(307)
Swap Agreements	(498)
Net Change in Unrealized Appreciation (Depreciation)	(3,174)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	2,783
Net Increase in Net Assets Resulting from Operations	$6,287

*  Over accrual of prior year expenses.

The accompanying notes are an integral part of the financial statements.
14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$3,504	$7,205
Net Realized Gain	5,957	5,804
Net Change in Unrealized Appreciation (Depreciation)	(3,174)	1,779
Net Increase in Net Assets Resulting from Operations	6,287	14,788
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(9,768)
Class II:
Net Investment Income	—	(2,427)
Total Distributions	—	(12,195)
Capital Share Transactions:(1)
Class I:
Subscribed	39,150	77,619
Distributions Reinvested	—	9,768
Redeemed	(57,173)	(106,367)
Class II:
Subscribed	6,487	17,102
Distributions Reinvested	—	2,427
Redeemed	(7,258)	(16,104)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(18,794)	(15,555)
Total Decrease in Net Assets	(12,507)	(12,962)
Net Assets:
Beginning of Period	202,263	215,225
End of Period (Including Undistributed Net Investment Income of $10,344 and $6,840)	$189,756	$202,263
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,832	7,757
Shares Issued on Distributions Reinvested	—	1,014
Shares Redeemed	(5,608)	(10,623)
Net Decrease in Class I Shares Outstanding	(1,776)	(1,852)
Class II:
Shares Subscribed	640	1,712
Shares Issued on Distributions Reinvested	—	252
Shares Redeemed	(717)	(1,616)
Net Increase (Decrease) in Class II Shares Outstanding	(77)	348

The accompanying notes are an integral part of the financial statements.
15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended June 30, 2011		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.01		$9.92		$9.90	$11.59	$11.40	$11.52
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.34		0.33	0.49	0.55	0.42
Net Realized and Unrealized Gain (Loss)	0.14		0.36		0.58	(1.67)	0.06	(0.01)
Total from Investment Operations	0.33		0.70		0.91	(1.18)	0.61	0.41
Distributions from and/or in Excess of:
Net Investment Income	—		(0.61)		(0.89)	(0.51)	(0.42)	(0.47)
Net Realized Gain	—		—		—	—	—	(0.06)
Total Distributions	—		(0.61)		(0.89)	(0.51)	(0.42)	(0.53)
Net Asset Value, End of Period	$10.34		$10.01		$9.92	$9.90	$11.59	$11.40
Total Return ++	3.60	%#	7.14%		9.64%	(10.20)%	5.46%	3.73%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$140,781		$154,029		$171,120	$193,344	$270,733	$284,764
Ratio of Expenses to Average Net Assets(1)	0.70	%+*††	0.69	%+††	0.69%+	0.66%+	0.65%+	0.68%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.69	%+††	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets(1)	3.67	%+*††	3.44	%+††	3.34%+	4.65%+	4.83%+	3.72%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*††§	0.01	%††	0.01%	0.01%	0.01%	N/A
Portfolio Turnover Rate	123	%#	294%		433%	447%	162%	141%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.71	%*††	0.76	%+††	0.72%+	N/A	N/A	N/A
Net Investment Income to Average Net Assets	3.66	%*††	3.38	%+††	3.31%+	N/A	N/A	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
	Six Months Ended June 30, 2011		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.99		$9.84		$9.81	$11.48	$11.31	$11.46
Income (Loss) from Investment Operations:
Net Investment Income†	0.17		0.32		0.28	0.46	0.50	0.40
Net Realized and Unrealized Gain (Loss)	0.15		0.35		0.59	(1.64)	0.08	(0.03)
Total from Investment Operations	0.32		0.67		0.87	(1.18)	0.58	0.37
Distributions from and/or in Excess of:
Net Investment Income	—		(0.52)		(0.84)	(0.49)	(0.41)	(0.46)
Net Realized Gain	—		—		—	—	—	(0.06)
Total Distributions	—		(0.52)		(0.84)	(0.49)	(0.41)	(0.52)
Net Asset Value, End of Period	$10.31		$9.99		$9.84	$9.81	$11.48	$11.31
Total Return ++	3.50	%#	6.86%		9.38%	(10.46)%	5.22%	3.56%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$48,975		$48,234		$44,105	$327,352	$364,577	$139,715
Ratio of Expenses to Average Net Assets(1)	0.95	%+*††	0.94	%+††	0.94%+	0.91%+	0.90%+	0.93%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.94	%+††	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets(1)	3.42	%+*††	3.19	%+††	2.87%+	4.38%+	4.42%+	3.58%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*††§	0.01	%††	0.01%	0.01%	0.01%	N/A
Portfolio Turnover Rate	123	%#	294%		433%	447%	162%	141%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.06	%*††	1.11	%+††	1.07%+	1.01%+	1.00%+	1.03%
Net Investment Income to Average Net Assets	3.31	%*††	3.03	%+††	2.74%+	4.28%+	4.32%+	3.48%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the "Directors") determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.  Derivatives: The Portfolio used derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Investment Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result. All of the Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Portfolio's currency risks involves the risk of mismatching the

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

Portfolio's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or (loss). The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected as part of "Due from (to) Broker" on the Statement of Assets and Liabilities. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio's initial investment in such contracts.

Swaps: A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with "Due from (to) Broker" on the Statement of Assets and Liabilities. Cash collateral has been offset against open swap agreements under the provisions of Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") "Balance Sheet" ("ASC 210"). Offsetting of Amounts Related to Certain Contracts, an interpretation of ASC 210-20, are included within "Unrealized Appreciation/Depreciation on Swap Agreements" on the Statement of Assets and Liabilities. For cash collateral received, the Portfolio pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized gain (loss) on swap agreements on the Statement of Operations.

Upfront payments received or paid by a Portfolio will be reflected as an asset or liability on the Statement of Assets and Liabilities.

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2011.

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

Primary Risk Exposure	Statement of Assets and Liabilities	Futures Contracts (000)(a)	Swap Agreements (000)	Foreign Currency Exchange Contracs (000)
Assets:
Interest Rate Risk	Receivables	$17	$135	$17
Liabilities:
Interest Rate Risk	Payables	$(338)	$(1,281)	$(41)

(a)  This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin, receivable/payable to brokers.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2011 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency
	Exchange Contracts	$4
Interest Rate Risk	Futures Contracts	162
Interest Rate Risk	Swap Agreements	414
	Total	$580
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency
	Exchange Contracts	$(18)
Interest Rate Risk	Futures Contracts	(307)
Interest Rate Risk	Swap Agreements	(498)
	Total	$(823)

For the six months ended June 30, 2011, the average monthly principal amount of foreign exchange contracts was approximately $6,431,000, the average monthly original value of futures contracts was approximately $47,139,000 and the average monthly notional amount of swap agreements was approximately $130,345,000.

4.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities or designates such assets as segregated on the Portfolio's records. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

5.  Security Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio's Statement of Operations in affiliated dividend income and interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at June 30, 2011 were approximately $6,977,000 and $7,117,000, respectively. The Portfolio received cash collateral of approximately $7,117,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. For the six months ended June 30, 2011, the Portfolio had income from securities lending (after rebates to borrowers and allocation to the securities lending agent) of approximately $17,000 included in "Dividends from Securities of Affiliated Issuers" in the Statement of Operations.

6.  Fair Value Measurement: FASB ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards.

7.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser" or "MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.30%

MS Investment Management has agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the

22

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

maximum ratio of 0.70% for Class I shares and 0.95% for Class II shares. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2011, this waiver amounted to approximately $14,000.

C. Administration Fees: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under a sub-administration agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2011, this waiver amounted to approximately $24,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years filed in the four year period ended December 31, 2010, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2010 and 2009 was as follows:

2010 Distributions Paid From:		2009 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$12,195	$—	$29,866	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap transactions and paydown adjustments resulted in the

23

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

following reclassifications among the components of net assets at December 31, 2010:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(357)	$357	$—

At December 31, 2010, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$6,837	$—

At June 30, 2011, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$215,308	$5,921	$(1,991)	$3,930

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2010, the Portfolio deferred to January 3, 2011, for U.S. Federal income tax purposes, capital losses of approximately $482,000.

At December 31, 2010, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $81,823,000, of which, $50,711,000 will expire on December 31, 2016 and $31,112,000 will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2010, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $5,790,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2011, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $54,953,000 and $53,904,000, respectively. For the six months ended June 30, 2011, purchases and sales of long-term U.S. Government securities were approximately $180,761,000 and $196,101,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2011, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2011 is as follows:

Value December 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Value June 30, 2011 (000)
$24,482	$146,131	$153,084	$5	$17,529

For the six months ended June 30, 2011, the Portfolio had transactions with Citigroup, Inc., and its affiliated broker/dealers which may be deemed to be affiliates of the Investment Adviser, Distributor, Sub-Advisers and Administrator under Section 17 of the 1940 Act.

Value December 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Interest Income (000)	Value June 30, 2011 (000)
$4,111	$863	$2,779	$751	$73	$2,167

I. Other: At June 30, 2011, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 57.7% and 96.1%, for Class I and Class II shares, respectively.

J. Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

24

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Emerging Markets Debt Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Expense Example

Emerging Markets Debt Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Actual Ending Account Value 6/30/11	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Debt Portfolio Class I	$1,000.00	$1,049.10	$1,019.59	$5.33	$5.26	1.05%
Emerging Markets Debt Portfolio Class II	1,000.00	1,048.10	1,019.34	5.59	5.51	1.10

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2010, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee was higher than its peer group average and the total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was acceptable, (ii) the Portfolio's management fee, although higher than its peer group average, was acceptable given the quality and nature of the services provided, and (iii) the Portfolio's total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (90.5%)
Argentina (3.8%)
Sovereign (3.8%)
Argentina Bonos, 7.00%, 10/3/15		$10,510	$10,222
Belarus (0.4%)
Sovereign (0.4%)
Republic of Belarus, 8.75%, 8/3/15		820	740
8.95%, 1/26/18		400	352
			1,092
Belize (0.2%)
Sovereign (0.2%)
Government of Belize, 6.00%, 2/20/29		720	500
Brazil (11.0%)
Corporate Bonds (2.1%)
Banco Safra Cayman Islands Ltd., 6.75%, 1/27/21 (a)		1,280	1,338
6.75%, 1/27/21 (b)		210	219
Fibria Overseas Finance Ltd., 6.75%, 3/3/21 (a)		1,480	1,558
Odebrecht Finance Ltd., 6.00%, 4/5/23 (a)		2,610	2,607
			5,722
Sovereign (8.9%)
Banco Nacional de Desenvolvimento, Economico e Social, 5.50%, 7/12/20		2,000	2,128
5.50%, 7/12/20 (a)		1,360	1,447
6.37%, 6/16/18 (a)		2,340	2,632
Brazilian Government International Bond, 5.88%, 1/15/19		8,487	9,866
7.13%, 1/20/37		3,050	3,782
8.00%, 1/15/18		89	107
8.88%, 10/14/19		3,075	4,236
			24,198
			29,920
Chile (1.5%)
Corporate Bonds (0.7%)
Banco Santander Chile, 6.50%, 9/22/20	CLP	884,500	1,803
Sovereign (0.8%)
Chile Government International Bond, 5.50%, 8/5/20		1,023,000	2,208
			4,011
Colombia (2.2%)
Sovereign (2.2%)
Colombia Government International Bond, 7.38%, 3/18/19		$1,780	2,228
11.75%, 2/25/20		2,390	3,709
			5,937

	Face Amount (000)	Value (000)
Croatia (0.7%)
Sovereign (0.7%)
Croatia Government International Bond, 6.63%, 7/14/20 (a)	$920	$976
6.63%, 7/14/20	850	902
		1,878
Dominican Republic (0.8%)
Sovereign (0.8%)
Dominican Republic International Bond, 7.50%, 5/6/21	820	857
7.50%, 5/6/21 (a)	420	439
9.04%, 1/23/18	667	753
		2,049
Ecuador (0.7%)
Sovereign (0.7%)
Ecuador Government International Bond, 9.38%, 12/15/15	1,970	1,975
Ghana (1.2%)
Sovereign (1.2%)
Republic of Ghana, 8.50%, 10/4/17	1,570	1,786
8.50%, 10/4/17 (a)(b)	1,296	1,471
		3,257
India (0.2%)
Corporate Bonds (0.2%)
Reliance Holdings USA, Inc., 6.25%, 10/19/40 (a)	660	611
Indonesia (5.3%)
Corporate Bonds (2.1%)
Majapahit Holding BV, 7.75%, 1/20/20	4,310	5,064
Pindo Deli Finance BV, Tranche A 3.28%, 4/28/15 (a)(c)(d)(e)	195	41
Tranche B 3.28%, 4/28/18 (a)(c)(d)(e)	1,640	187
Tranche C Zero Coupon, 4/28/27 (a)(c)(d)(e)	2,691	97
Tjiwi Kimia Finance BV, Tranche A 3.28%, 4/28/15 (c)(d)(e)	781	141
Tranche B 3.28%, 4/28/18 (a)(c)(d)(e)	1,434	163
Tranche C Zero Coupon, 4/28/27 (a)(c)(d)(e)	2,923	101
		5,794
Sovereign (3.2%)
Indonesia Government International Bond, 6.88%, 1/17/18 (a)	250	294
7.75%, 1/17/38	600	758
7.75%, 1/17/38 (a)	2,926	3,683
11.63%, 3/4/19	2,000	2,958

The accompanying notes are an integral part of the financial statements.
4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Indonesia (con't)
11.63%, 3/4/19 (a)		$640	$946
			8,639
			14,433
Ivory Coast (0.3%)
Sovereign (0.3%)
Ivory Coast Government International Bond, 2.50%, 12/31/32 (e)		1,467	781
Kazakhstan (3.9%)
Sovereign (3.9%)
Development Bank of Kazakhstan JSC, 5.50%, 12/20/15 (a)		1,150	1,197
5.50%, 12/20/15		210	219
Intergas Finance BV, 6.38%, 5/14/17		410	445
KazMunayGas National Co., 6.38%, 4/9/21		400	425
6.38%, 4/9/21 (a)		2,140	2,274
9.13%, 7/2/18		2,280	2,816
9.13%, 7/2/18 (a)		2,610	3,229
			10,605
Lithuania (0.9%)
Sovereign (0.9%)
Lithuania Government International Bond, 6.13%, 3/9/21 (a)		380	405
7.38%, 2/11/20		1,680	1,943
			2,348
Malaysia (0.9%)
Sovereign (0.9%)
Malaysia Government Bond, 3.21%, 5/31/13	MYR	7,500	2,488
Mexico (12.9%)
Corporate Bonds (0.8%)
Cemex SAB de CV, 9.00%, 1/11/18 (a)(b)		$1,830	1,871
9.00%, 1/11/18		300	307
			2,178
Sovereign (12.1%)
Mexican Bonos, 8.00%, 6/11/20	MXN	81,736	7,507
Mexico Government International Bond, 5.63%, 1/15/17		$689	786
5.95%, 3/19/19 (b)		5,872	6,767
6.05%, 1/11/40		2,140	2,288
6.75%, 9/27/34		3,871	4,519
Pemex Project Funding Master Trust, 6.63%, 6/15/35 - 6/15/38		2,901	3,066
8.63%, 12/1/23		1,350	1,664
Petroleos Mexicanos, 5.50%, 1/21/21		4,320	4,551
8.00%, 5/3/19 (b)		1,176	1,456
			32,604
			34,782

	Face Amount (000)		Value (000)
Pakistan (0.2%)
Sovereign (0.2%)
Republic of Pakistan, 6.88%, 6/1/17		$752	$613
Panama (1.9%)
Sovereign (1.9%)
Panama Government International Bond, 5.20%, 1/30/20		2,050	2,259
8.88%, 9/30/27		1,183	1,683
9.38%, 4/1/29		740	1,103
			5,045
Peru (1.1%)
Sovereign (1.1%)
Peruvian Government International Bond, 7.35%, 7/21/25		1,450	1,778
8.75%, 11/21/33		955	1,307
			3,085
Philippines (4.5%)
Sovereign (4.5%)
Philippine Government International Bond, 4.00%, 1/15/21		5,682	5,604
8.38%, 6/17/19		2,171	2,804
8.88%, 3/17/15		532	663
9.50%, 2/2/30		2,071	3,016
			12,087
Russia (13.5%)
Corporate Bonds (3.3%)
Novatek Finance Ltd., 6.60%, 2/3/21 (a)		2,240	2,352
Russian Agricultural Bank OJSC Via RSHB Capital SA, 6.30%, 5/15/17		1,200	1,270
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21 (a)		1,310	1,356
VimpelCom Holdings BV, 7.50%, 3/1/22 (a)		3,940	3,964
			8,942
Sovereign (10.2%)
Russian Agricultural Bank OJSC Via RSHB Capital SA, 6.30%, 5/15/17 (a)		1,401	1,495
7.18%, 5/16/13		10	11
7.18%, 5/16/13 (a)		1,210	1,307
Russian Foreign Bond — Eurobond, 5.00%, 4/29/20		6,600	6,856
7.50%, 3/31/30		8,433	9,973
7.50%, 3/31/30 (a)		544	643
7.85%, 3/10/18 (a)	RUB	70,000	2,632
12.75%, 6/24/28		$2,700	4,792
			27,709
			36,651

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Senegal (0.2%)
Sovereign (0.2%)
Senegal Goverment International Bond, 8.75%, 5/13/21 (a)	$450	$465
South Africa (1.3%)
Sovereign (1.3%)
Eskom Holdings Ltd., 5.75%, 1/26/21 (a)	3,278	3,409
Sri Lanka (0.4%)
Sovereign (0.4%)
Sri Lanka Government International Bond, 6.25%, 10/4/20 (a)	510	513
6.25%, 10/4/20	639	642
		1,155
Turkey (7.4%)
Sovereign (7.4%)
Turkey Government International Bond, 5.63%, 3/30/21	7,230	7,591
6.75%, 5/30/40	2,900	3,139
6.88%, 3/17/36	3,879	4,286
7.00%, 3/11/19	355	410
7.50%, 7/14/17	998	1,178
8.00%, 2/14/34	970	1,208
11.88%, 1/15/30	1,340	2,285
		20,097
Ukraine (3.9%)
Sovereign (3.9%)
Ukraine Government International Bond, 6.58%, 11/21/16	2,866	2,894
6.75%, 11/14/17	3,490	3,538
7.75%, 9/23/20 (a)(b)	3,620	3,765
7.75%, 9/23/20	360	374
		10,571
Uruguay (0.3%)
Sovereign (0.3%)
Uruguay Government International Bond, 8.00%, 11/18/22	640	831
Venezuela (8.9%)
Corporate Bonds (3.4%)
Petroleos de Venezuela SA, 8.50%, 11/2/17	12,340	9,212
Sovereign (5.5%)
Venezuela Government International Bond, 6.00%, 12/9/20	880	552
7.00%, 3/31/38	1,079	631
7.65%, 4/21/25	3,450	2,251
9.00%, 5/7/23	1,450	1,055
9.25%, 9/15/27 (b)	13,599	10,315
		14,804
		24,016
Total Fixed Income Securities (Cost $237,792)		244,914

	No. of Warrants	Value (000)
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (c)(d)	750	$135
Venezuela (0.0%)
Venezuela, Oil-Linked Payment Obligation, expires 4/15/20 (c)(d)	2,750	104
Total Warrants (Cost $—)		239
	Shares
Short-Term Investments (12.1%)
Securities held as Collateral on Loaned Securities (4.6%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H)	9,976,818	9,977
	Face Amount (000)
Repurchase Agreements (0.9%)
Barclays Capital, Inc., (0.01%, dated 6/30/11, due 7/1/11; proceeds $142; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 3.38% due 11/15/19; valued at $145)	$142	142
Nomura Holdings, Inc., (0.09%, dated 6/30/11, due 7/1/11; proceeds $2,262; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% - 6.50% due 8/1/36 - 9/1/40; valued at $2,307)	2,262	2,262
		2,404
Total Securities held as Collateral on Loaned Securities (Cost $12,381)		12,381
	Shares
Investment Company (7.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $20,233)	20,232,868	20,233
Total Short-Term Investments (Cost $32,614)		32,614
Total Investments (102.7%) (Cost $270,406) Including $12,236 of Securities Loaned (f)		277,767
Liabilities in Excess of Other Assets (–2.7%)		(7,390)
Net Assets		$270,377

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  All or a portion of this security was on loan at June 30, 2011.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2011.

(d)  Security has been deemed illiquid at June 30, 2011.

(e)  Issuer is in default.

(f)  Securities have been designated as collateral in connection with open foreign currency exchange and futures contracts.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	USD	5,052	$5,052	7/11/11	KRW	5,467,025	$5,119	$67
JPMorgan Chase Bank	USD	2,420	2,420	7/11/11	THB	73,391	2,388	(32)
JPMorgan Chase Bank	USD	1,080	1,080	7/25/11	CLP	510,832	1,090	10
			$8,552				$8,597	$45

CLP  — Chilean Peso

KRW  — South Korean Won

MXN  — Mexican New Peso

MYR  — Malaysian Ringgit

RUB  — Russian Ruble

THB  — Thai Baht

USD  — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	50	$6,116	Sep-11	$(2)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-6 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$34,262	$—	$34,262
Sovereign	—	210,652	—	210,652
Total Fixed Income Securities	—	244,914	—	244,914
Warrants	—	239	—	239

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short-Term Investments
Investment Company	$30,210	$—	$—	$30,210
Repurchase Agreements	—	2,404	—	2,404
Total Short-Term Investments	30,210	2,404	—	32,614
Foreign Currency Exchange Contracts	—	77	—	77
Total Assets	30,210	247,634	—	277,844
Liabilities:
Foreign Currency Exchange Contracts	—	(32)	—	(32)
Futures Contracts	(2)	—	—	(2)
Total Liabilities	(2)	(32)	—	(34)
Total	$30,208	$247,602	$—	$277,810

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, the Portfolio did not have any significant investments transfer between investment levels.

Portfolio Composition*+

Classification	Percentage of Total Investments
Sovereign	79.4%
Corporate Bonds	12.9
Short-Term Investments	7.6
Other**	0.1
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2011.

**  Industries and/or investment types representing less than 5% of total investments.

+  Does not include open long futures contracts with an underlying face amount of $6,116,000 with net unrealized depreciation of approximately $2,000. Also does not include open foreign currency exchange contracts with net unrealized appreciation of approximately $45,000.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities	June 30, 2011 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $240,196)	$247,557
Investment in Security of Affiliated Issuer, at Value (Cost $30,210)	30,210
Total Investments in Securities, at Value (Cost $270,406)	277,767
Foreign Currency, at Value (Cost $545)	560
Cash	—	@
Interest Receivable	4,416
Receivable for Portfolio Shares Sold	914
Unrealized Appreciation on Foreign Currency Exchange Contracts	77
Variation Margin	30
Receivable from Affiliate	2
Other Assets	10
Total Assets	283,776
Liabilities:
Collateral on Securities Loaned, at Value	12,381
Payable for Investment Advisory Fees	481
Payable for Portfolio Shares Redeemed	381
Payable for Administration Fees	55
Unrealized Depreciation on Foreign Currency Exchange Contracts	32
Payable for Professional Fees	20
Payable for Custodian Fees	6
Payable for Directors' Fees and Expenses	4
Distribution Fees — Class II Shares	1
Other Liabilities	38
Total Liabilities	13,399
NET ASSETS	$270,377
Net Assets Consist of:
Paid-in-Capital	$247,146
Undistributed Net Investment Income	13,307
Accumulated Net Realized Gain	2,502
Unrealized Appreciation (Depreciation) on:
Investments	7,361
Futures Contracts	(2)
Foreign Currency Exchange Contracts	45
Foreign Currency Translations	18
Net Assets	$270,377
CLASS I:
Net Assets	$237,828
Net Asset Value, Offering and Redemption Price Per Share Applicable to 27,859,399 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.54
CLASS II:
Net Assets	$32,549
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,834,521 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.49
(1) Including:
Securities on Loan, at Value:	$12,236

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2011 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $18 Foreign Taxes Withheld)	$7,615
Dividends from Security of Affiliated Issuer	38
Dividends from Securities of Unaffiliated Issuers	23
Total Investment Income	7,676
Expenses:
Investment Advisory Fees (Note B)	944
Administration Fees (Note C)	315
Distribution Fees — Class II Shares (Note D)	53
Custodian Fees (Note F)	21
Professional Fees	21
Pricing Fees	13
Shareholder Reporting Fees	10
Directors' Fees and Expenses	4
Other Expenses	6
Total Expenses	1,387
Distribution Fees — Class II Shares Waived (Note D)	(45)
Rebate from Morgan Stanley Affiliate (Note H)	(9)
Net Expenses	1,333
Net Investment Income	6,343
Realized Gain (Loss):
Investments Sold	(282)
Foreign Currency Exchange Contracts	483
Foreign Currency Transactions	(2)
Futures Contracts	(680)
Net Realized Loss	(481)
Change in Unrealized Appreciation (Depreciation):
Investments	5,540
Foreign Currency Exchange Contracts	(143)
Foreign Currency Translations	32
Futures Contracts	761
Net Change in Unrealized Appreciation (Depreciation)	6,190
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	5,709
Net Increase in Net Assets Resulting from Operations	$12,052

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,343	$10,199
Net Realized Gain (Loss)	(481)	11,190
Net Change in Unrealized Appreciation (Depreciation)	6,190	(5,837)
Net Increase in Net Assets Resulting from Operations	12,052	15,552
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(6,338)
Class II:
Net Investment Income	—	(1,308)
Total Distributions	—	(7,646)
Capital Share Transactions:(1)
Class I:
Subscribed	27,551	115,303
Distributions Reinvested	—	6,338
Redeemed	(28,036)	(38,376)
Class II:
Subscribed	4,837	4,715
Distributions Reinvested	—	1,308
Redeemed	(5,080)	(12,520)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(728)	76,768
Total Increase in Net Assets	11,324	84,674
Net Assets:
Beginning of Period	259,053	174,379
End of Period (Including Undistributed Net Investment Income of $13,307 and $6,964)	$270,377	$259,053
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,316	14,069
Shares Issued on Distributions Reinvested	—	844
Shares Redeemed	(3,424)	(4,769)
Net Increase (Decrease) in Class I Shares Outstanding	(108)	10,144
Class II:
Shares Subscribed	579	580
Shares Issued on Distributions Reinvested	—	175
Shares Redeemed	(618)	(1,592)
Net Decrease in Class II Shares Outstanding	(39)	(837)

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2011		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.14		$7.75		$6.47	$8.53	$8.92	$9.04
Income (Loss) from Investment Operations:
Net Investment Income†	0.21		0.40		0.47	0.46	0.54	0.53
Net Realized and Unrealized Gain (Loss)	0.19		0.33		1.41	(1.61)	0.01	0.32
Total from Investment Operations	0.40		0.73		1.88	(1.15)	0.55	0.85
Distributions from and/or in Excess of:
Net Investment Income	—		(0.34)		(0.60)	(0.58)	(0.66)	(0.80)
Net Realized Gain	—		—		—	(0.33)	(0.28)	(0.17)
Total Distributions	—		(0.34)		(0.60)	(0.91)	(0.94)	(0.97)
Net Asset Value, End of Period	$8.54		$8.14		$7.75	$6.47	$8.53	$8.92
Total Return ++	4.91	%#	9.74%		30.21%	(14.98)%	6.55%	10.81%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$237,828		$227,693		$138,080	$92,681	$128,135	$136,167
Ratio of Expenses to Average Net Assets	1.05	%*††	1.07	%+††	1.08%+	1.10%+	1.06%+	1.10%
Ratio of Net Investment Income to Average Net Assets	5.05	%*††	4.96	%+††	6.50%+	6.00%+	6.15%+	5.98%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*††	0.01	%††	0.00%§	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	33	%#	89%		97%	70%	59%	57%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Six Months Ended June 30, 2011		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$8.10		$7.71		$6.43		$8.49	$8.88		$9.01
Income (Loss) from Investment Operations:
Net Investment Income†	0.20		0.39		0.46		0.46	0.53		0.50
Net Realized and Unrealized Gain (Loss)	0.19		0.33		1.41		(1.62)	0.02		0.34
Total from Investment Operations	0.39		0.72		1.87		(1.16)	0.55		0.84
Distributions from and/or in Excess of:
Net Investment Income	—		(0.33)		(0.59)		(0.57)	(0.66)		(0.80)
Net Realized Gain	—		—		—		(0.33)	(0.28)		(0.17)
Total Distributions	—		(0.33)		(0.59)		(0.90)	(0.94)		(0.97)
Net Asset Value, End of Period	$8.49		$8.10		$7.71		$6.43	$8.49		$8.88
Total Return ++	4.81	%#	9.74%		30.11%		(14.98)%	6.39%		10.80%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$32,549		$31,360		$36,299		$27,438	$40,571		$38,329
Ratio of Expenses to Average Net Assets(1)	1.10	%+*††	1.12	%+††	1.13	%+	1.15%+	1.11	%+	1.15%
Ratio of Net Investment Income to Average Net Assets(1)	5.00	%+*††	4.91	%+††	6.48	%+	5.97%+	6.10	%+	5.69%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*††	0.01	%††	0.00	%§	0.00%§	0.00	%§	N/A
Portfolio Turnover Rate	33	%#	89%		97%		70%	59%		57%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.41	%*††	1.43	%+††	1.43	%+	1.45%+	1.41	%+	1.45%
Net Investment Income to Average Net Assets	4.69	%*††	4.60	%+††	6.18	%+	5.67%+	5.80	%+	5.39%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the "Directors") determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.  Derivatives: The Portfolio used derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Investment Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a currency contract with the value of securities denominated

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or (loss). The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected as part of "Due from (to) Broker" on the Statement of Assets and Liabilities. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio's initial investment in such contracts.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2011.

Primary Risk Exposure	Statement of Assets and Liabilities	Futures Contracts (000)(a)	Foreign Currency Exchange Contracts (000)
Assets:
Currency Risk	Receivables	$—	$77
Liabilities:
Interest Rate Risk/ Currency Risk	Payables	$(2)	$(32)

(a)  This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin, receivable/payable to brokers.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2011 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency
	Exchange Contracts	$483
Interest Rate Risk	Futures Contracts	(680)
Total		$(197)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency
	Exchange Contracts	$(143)
Interest Rate Risk	Futures Contracts	761
Total		$618

For the six months ended June 30, 2011, the average monthly principal amount of foreign exchange contracts was $20,430,000 and the average monthly original value of futures contracts was $7,956,000.

4.  Security Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio's Statement of Operations in affiliated dividend income and interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at June 30, 2011 were approximately $12,236,000 and $12,381,000, respectively. The Portfolio received cash collateral of approximately $12,381,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. For the six months ended June 30, 2011, the Portfolio had income from securities lending (after rebates to borrowers and allocation to the securities lending agent) of approximately $27,000. This amount is presented in "Dividends from Security of Affiliated Issuer" in the Statement of Operations.

5.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

6.  Fair Value Measurement: FASB ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

in accordance with U.S. GAAP and International Financial Reporting Standards.

7.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser" or "MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

MS Investment Management has agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.30% for Class I shares and 1.35% for Class II shares. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

C. Administration Fees: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2011, this waiver amounted to approximately $45,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions to shareholders are recorded on the ex-dividend date.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years filed in the four year period ended December 31, 2010, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2010 and 2009 was as follows:

2010 Distributions Paid From:		2009 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$7,646	$—	$10,967	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, paydown adjustments and defaulted bonds, resulted in the following reclassifications among the components of net assets at December 31, 2010:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(502)	$502	$—

At December 31, 2011, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$10,490	$2,987

At June 30, 2011, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$270,406	$12,104	$(4,743)	$7,361

During the year ended December 31, 2010, the Portfolio utilized capital loss carryforward for U.S. Federal income tax purposes of approximately $7,308,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2011, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $84,102,000 and $77,971,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2011.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2011, advisory fees paid were reduced by approximately $9,000 relating to the Portfolio's investment in the Liquidity Funds.

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2011 is as follows:

Value December 31, 2010 (000)	Purchases at cost (000)	Sales Proceeds (000)	Dividend Income (000)	Value June 30, 2011 (000)
$46,429	$72,641	$88,860	$38	$30,210

I. Other: At June 30, 2011, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 76.5% and 86.7%, for Class I and Class II shares, respectively.

J. Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMDSAN
IU11-01653P-Y06/11

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Emerging Markets Equity Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Expense Example

Emerging Markets Equity Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Portfolio	Beginning Account Value 1/1/11	Actual Ending Account Value 6/30/11	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Equity Portfolio Class I	$1,000.00	$990.20	$1,017.01	$7.75	$7.85	1.57%
Emerging Markets Equity Portfolio Class II	1,000.00	989.60	1,016.76	7.99	8.10	1.62

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2010, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was acceptable, and (ii) the Portfolio's management fee and total expense ratio, although higher than its peer group average, were acceptable given the quality and nature of services provided. The Board noted that, as of July 1, 2011, the Adviser has agreed to reduce the Portfolio's total expense ratio cap for Class I and Class II Shares to 1.55% and 1.60%, respectively.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Investment Advisory Agreement Approval (cont'd)

affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (97.0%)
Argentina (0.3%)
Banco Macro SA ADR	76,860	$2,901
Brazil (10.6%)
Banco do Brasil SA	271,600	4,873
BM&F Bovespa SA	1,024,600	6,782
BRF - Brasil Foods SA	647,194	10,989
Cia de Bebidas das Americas (Preference) ADR	385,300	12,996
Hypermarcas SA	271,600	2,558
Itau Unibanco Holding SA (Preference)	120,693	2,819
Itau Unibanco Holding SA (Preference) ADR (a)	623,170	14,676
MRV Engenharia e Participacoes SA	409,400	3,400
PDG Realty SA Empreendimentos e Participacoes	1,207,400	6,800
Petroleo Brasileiro SA (Preference)	351,104	5,336
Petroleo Brasileiro SA ADR	224,800	7,612
Petroleo Brasileiro SA Sponsored ADR	131,193	4,025
Telecomunicacoes de Sao Paulo SA ADR	332,475	9,875
Ultrapar Participacoes SA (Preference)	250,520	4,439
Vale SA (Preference)	31,755	908
Vale SA (Preference) ADR	485,425	14,058
Vale SA ADR	75,100	2,399
		114,545
Chile (1.1%)
Banco Santander Chile ADR	20,500	1,923
Cencosud SA	383,195	2,759
Empresa Nacional de Electricidad SA	2,305,338	4,375
Empresa Nacional de Electricidad SA ADR	11,900	680
Enersis SA	390,895	181
Enersis SA ADR	90,523	2,091
		12,009
China (12.4%)
Bank of China Ltd., Class H	12,682,500	6,205
Belle International Holdings Ltd.	3,332,000	7,071
China Construction Bank Corp., Class H	17,452,430	14,526
China Gas Holdings Ltd. (a)	6,194,000	2,501
China Mengniu Dairy Co., Ltd. (a)	1,630,000	5,496
China Minsheng Banking Corp. Ltd., Class H (a)	4,889,000	4,528
China Mobile Ltd.	633,000	5,890
China Pacific Insurance Group Co., Ltd., Class H (a)	1,993,200	8,297
China Resources Power Holdings Co., Ltd.	3,379,300	6,605
China Telecom Corp. Ltd., Class H	10,238,000	6,677
China ZhengTong Auto Services Holdings Ltd. (b)	2,991,500	3,431
CNOOC Ltd.	2,335,000	5,486
GCL Poly Energy Holdings Ltd. (a)	6,709,000	3,498
Hengan International Group Co., Ltd. (a)	575,500	5,189
Orient Overseas International Ltd.	590,000	3,822
Ping An Insurance Group Co. of China Ltd., Class H (a)	797,500	8,317
Shanghai Pharmaceuticals Holding Co., Ltd., Class H (b)	1,545,000	4,160
Sohu.com, Inc. (b)	66,600	4,813

	Shares	Value (000)
Tencent Holdings Ltd. (a)	371,200	$10,180
Want Want China Holdings Ltd. (a)	5,516,000	5,365
West China Cement Ltd. (a)	9,348,000	3,383
Xinjiang Goldwind Science & Technology Co., Ltd., Class H (a)	1,512,400	1,623
Yanzhou Coal Mining Co., Ltd. (a)	1,898,000	7,281
		134,344
Czech Republic (2.7%)
CEZ AS	215,700	11,098
Komercni Banka AS	33,780	8,234
Telefonica O2 Czech Republic AS	359,100	9,352
		28,684
Egypt (1.3%)
Commercial International Bank Egypt SAE	1,237,222	6,164
Juhayna Food Industries (b)	3,152,888	2,933
Telecom Egypt	1,811,371	4,532
		13,629
Hong Kong (0.5%)
Samsonite International SA (b)	2,723,400	5,145
Hungary (0.6%)
Richter Gedeon Nyrt	33,604	6,640
India (8.5%)
Asian Paints Ltd.	64,613	4,621
Dr. Reddy's Laboratories Ltd.	165,952	5,691
Engineers India Ltd.	563,073	3,462
GAIL India Ltd.	327,692	3,237
Glenmark Pharmaceuticals Ltd.	717,716	5,098
HDFC Bank Ltd.	191,105	10,761
ICICI Bank Ltd.	348,616	8,545
IndusInd Bank Ltd.	793,791	4,919
Infosys Ltd.	216,092	14,087
ITC Ltd.	1,372,772	6,238
Jindal Steel & Power Ltd.	324,007	4,747
Larsen & Toubro Ltd.	148,934	6,096
Reliance Industries Ltd.	325,730	6,567
Tata Consultancy Services Ltd.	278,611	7,408
		91,477
Indonesia (5.2%)
Astra International Tbk PT	1,197,900	8,888
Bank Central Asia Tbk PT	8,376,500	7,475
Bank Mandiri Tbk PT	8,883,000	7,488
Indofood Sukses Makmur Tbk PT	9,165,000	6,151
Indosat Tbk PT	9,429,000	5,616
Kalbe Farma Tbk PT	9,212,500	3,628
Lippo Karawaci Tbk PT	99,738,500	7,583
Telekomunikasi Indonesia Tbk PT	10,860,000	9,327
		56,156
Korea, Republic of (15.2%)
Amorepacific Corp.	1,564	1,749
Cheil Industries, Inc.	37,462	4,498
Cheil Worldwide, Inc.	237,515	3,536
E-Mart Co., Ltd. (b)	517	118

The accompanying notes are an integral part of the financial statements.
4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Korea, Republic of (cont'd)
GS Engineering & Construction Corp.	38,834	$4,758
Hynix Semiconductor, Inc.	238,300	5,628
Hyundai Engineering & Construction Co., Ltd.	64,792	5,258
Hyundai Heavy Industries Co., Ltd.	13,235	5,528
Hyundai Mobis	28,545	10,712
Hyundai Motor Co.	85,344	19,058
Hyundai Steel Co.	37,193	4,537
KB Financial Group, Inc.	73,088	3,476
Korea Aerospace Industries Ltd. (b)	178,840	3,710
Korea Electric Power Corp. (b)	109,970	2,924
Korean Air Lines Co., Ltd.	84,331	5,518
LG Chem Ltd.	25,193	11,579
LG Household & Health Care Ltd.	1,970	848
NCSoft Corp.	21,543	5,890
NHN Corp. (b)	21,510	3,816
OCI Co., Ltd.	6,830	2,589
OCI Co., Ltd. GDR (b)	62,688	2,366
Samsung Electronics Co., Ltd.	33,195	25,800
Samsung Electronics Co., Ltd. (Preference)	8,178	4,300
Samsung Fire & Marine Insurance Co., Ltd.	32,306	7,517
Shinhan Financial Group Co., Ltd.	252,515	12,062
SSCP Co., Ltd.	159,320	705
Woongjin Coway Co., Ltd.	160,902	5,739
		164,219
Lebanon (0.6%)
Banque Audi sal- Audi Saradar Group GDR	456,401	3,332
BLOM Bank SAL GDR	372,133	3,165
		6,497
Malaysia (2.8%)
AirAsia Bhd	3,987,500	4,652
Axiata Group Bhd	7,874,000	13,073
CIMB Group Holdings Bhd	2,423,400	7,177
Sime Darby Bhd	1,903,000	5,819
		30,721
Mexico (4.7%)
America Movil SAB de CV, Class L ADR	447,149	24,092
Desarrolladora Homex SAB de CV ADR (a)(b)	106,520	2,687
Empresas ICA SAB de CV (b)	1,104,400	2,551
Fomento Economico Mexicano SAB de CV ADR	172,700	11,483
Grupo Financiero Banorte SAB de CV Series O	1,355,398	6,154
Wal-Mart de Mexico SAB de CV Series V	1,310,200	3,889
		50,856
Peru (1.2%)
Cia de Minas Buenaventura SA ADR	170,700	6,483
Credicorp Ltd.	69,930	6,021
		12,504
Philippines (3.0%)
Ayala Corp.	798,300	5,887
Metro Pacific Investments Corp.	66,919,000	5,545
Metropolitan Bank & Trust	4,911,007	7,949

	Shares	Value (000)
Philippine Long Distance Telephone Co.	134,810	$7,298
SM Investments Corp.	502,480	6,219
		32,898
Poland (2.6%)
Central European Distribution Corp. (a)(b)	243,049	2,722
Jeronimo Martins SGPS SA	716,392	13,762
Telekomunikacja Polska SA	1,903,722	11,564
		28,048
Qatar (0.5%)
Industries Qatar QSC	132,600	4,976
Russia (4.0%)
Eurasia Drilling Co., Ltd. GDR	126,418	3,737
Lukoil OAO ADR	339,256	21,578
Protek (b)	2,249,482	2,806
Rosneft Oil Co. GDR	1,495,363	12,592
Tatneft ADR	46,056	1,984
		42,697
South Africa (6.6%)
AVI Ltd.	1,763,370	8,138
Clicks Group Ltd.	1,140,100	7,135
MTN Group Ltd.	731,366	15,583
Naspers Ltd., Class N	296,046	16,755
Pick n Pay Stores Ltd.	1,358,144	8,331
SABMiller PLC	422,283	15,295
		71,237
Taiwan (6.5%)
Advanced Semiconductor Engineering, Inc.	2,911,000	3,232
Asustek Computer, Inc. (b)	597,600	5,951
Chimei Innolux Corp. (b)	2,636,000	1,889
China Steel Corp.	3,431,828	4,142
Epistar Corp.	714,000	2,127
Formosa Plastics Corp.	1,536,000	5,567
Fubon Financial Holding Co., Ltd.	3,747,415	5,779
Hon Hai Precision Industry Co., Ltd.	2,871,712	9,906
HTC Corp.	265,693	9,076
Nan Ya Plastics Corp.	507,000	1,359
Taiwan Cement Corp.	205,000	307
Taiwan Semiconductor Manufacturing Co., Ltd.	4,601,242	11,646
TPK Holding Co., Ltd. (b)	92,000	2,822
Uni-President Enterprises Corp.	4,645,200	6,762
		70,565
Thailand (2.3%)
Kasikornbank PCL (Foreign)	512,200	2,093
Kasikornbank PCL NVDR	1,256,700	5,055
Land and Houses PCL NVDR	15,329,100	2,880
PTT PCL NVDR	425,700	4,656
Siam Cement PCL NVDR	537,300	6,190
Thai Airways International PCL	2,624,700	2,485
Total Access Communication PCL NVDR	1,026,800	1,835
		25,194

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Turkey (2.1%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	686,336	$9,282
Coca-Cola Icecek AS	307,298	4,534
Turk Telekomunikasyon AS	1,752,587	9,262
		23,078
United States (1.7%)
Mead Johnson Nutrition Co.	187,739	12,682
Yum! Brands, Inc. (b)	101,196	5,590
		18,272
Total Common Stocks (Cost $871,221)		1,047,292
Investment Company (0.5%)
India (0.5%)
Morgan Stanley Growth Fund (See Note H) (Cost $708) (b)	3,926,900	5,377
Short-Term Investments (5.8%)
Securities held as Collateral on Loaned Securities (3.9%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H)	34,116,429	34,116
	Face Amount (000)
Repurchase Agreements (0.7%)
Barclays Capital, Inc., (0.01%, dated 6/30/11, due 7/1/11; proceeds $487; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 3.38% due 11/15/19; valued at $496)	$487	487
Nomura Holdings, Inc., (0.09%, dated 6/30/11, due 7/1/11; proceeds $7,734; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% – 6.50% due 8/1/36 – 9/1/40; valued at $7,889)	7,734	7,734
		8,221
Total Securities held as Collateral on Loaned Securities (Cost $42,337)		42,337
	Shares
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $20,947)	20,947,024	20,947
Total Short-Term Investments (Cost $63,284)		63,284
Total Investments (103.3%)(Cost $935,213) Including $40,315 of Securities Loaned (c)		1,115,953
Liabilities in Excess of Other Assets (-3.3%)		(35,578)
Net Assets (100.0%)		$1,080,375

(a)  All or a portion of this security was on loan at June 30, 2011.

(b)  Non-income producing security.

(c)  The approximate market value and percentage of net assets, $796,351,000 and 73.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

NVDR  Non-Voting Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-6 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$3,710	$—	$—	$3,710
Airlines	2,485	10,170	—	12,655
Auto Components	—	10,712	—	10,712
Automobiles	—	31,377	—	31,377
Beverages	27,201	29,111	—	56,312
Chemicals	—	30,918	—	30,918
Commercial Banks	39,367	123,154	—	162,521
Communications Equipment	—	9,076	—	9,076
Computers & Peripherals	—	5,951	—	5,951
Construction & Engineering	2,551	19,574	—	22,125
Construction Materials	—	9,880	—	9,880
Diversified Financial Services	6,782	17,211	—	23,993
Diversified Telecommunication Services	9,875	50,714	—	60,589
Electric Utilities	2,272	14,022	—	16,294
Electrical Equipment	—	1,623	—	1,623
Electronic Equipment, Instruments & Components	—	14,617	—	14,617
Energy Equipment & Services	1,954	1,783	—	3,737
Food & Staples Retailing	6,766	22,093	—	28,859
Food Products	23,671	34,845	—	58,516
Gas Utilities	—	5,738	—	5,738
Health Care Providers & Services	4,160	2,806	—	6,966
Hotels, Restaurants & Leisure	5,590	—	—	5,590
Household Durables	12,887	5,739	—	18,626
Household Products	5,145	848	—	5,993
Independent Power Producers & Energy Traders	5,055	6,605	—	11,660

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Industrial Conglomerates	$—	$17,014	$—	$17,014
Information Technology Services	—	21,495	—	21,495
Insurance	—	24,131	—	24,131
Internet Software & Services	4,813	13,996	—	18,809
Machinery	—	5,528	—	5,528
Marine	—	3,822	—	3,822
Media	—	20,291	—	20,291
Metals & Mining	23,848	13,426	—	37,274
Multiline Retail	—	7,135	—	7,135
Oil, Gas & Consumable Fuels	26,068	55,488	—	81,556
Personal Products	2,558	6,938	—	9,496
Pharmaceuticals	—	21,057	—	21,057
Real Estate Management & Development	—	10,463	—	10,463
Semiconductors & Semiconductor Equipment	2,366	56,231	—	58,597
Software	—	5,890	—	5,890
Specialty Retail	—	7,071	—	7,071
Tobacco	—	6,238	—	6,238
Wireless Telecommunication Services	24,092	49,295	—	73,387
Total Common Stocks	243,216	804,076	—	1,047,292
Investment Company	5,377	—	—	5,377
Short-Term Investments
Investment Company	55,063	—	—	55,063
Repurchase Agreements	—	8,221	—	8,221
Total Assets	$303,656	$812,297	$—	$1,115,953

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $665,577,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	48.7%
Commercial Banks	15.1
Oil, Gas & Consumable Fuels	7.6
Wireless Telecommunication Services	6.8
Diversified Telecommunication Services	5.6
Food Products	5.5
Semiconductors & Semiconductor Equipment	5.5
Beverages	5.2
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2011.

**  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities	June 30, 2011 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $879,442)	$1,055,513
Investment in Security of Affiliated Issuer, at Value (Cost $55,771)	60,440
Total Investments in Securities, at Value (Cost $935,213)	1,115,953
Foreign Currency, at Value (Cost $2,516)	2,542
Cash	1,406
Receivable for Investments Sold	8,257
Dividends Receivable	5,384
Receivable for Portfolio Shares Sold	704
Tax Reclaim Receivable	17
Receivable from Affiliate	2
Other Assets	85
Total Assets	1,134,350
Liabilities:
Collateral on Securities Loaned, at Value	42,337
Payable for Investments Purchased	6,233
Payable for Investment Advisory Fees	3,306
Deferred Capital Gain Country Tax	922
Payable for Portfolio Shares Redeemed	592
Payable for Administration Fees	219
Payable for Custodian Fees	204
Payable for Professional Fees	68
Distribution Fees — Class II Shares	17
Payable for Directors' Fees and Expenses	17
Other Liabilities	60
Total Liabilities	53,975
NET ASSETS	$1,080,375
Net Assets Consist of:
Paid-in-Capital	$979,467
Undistributed Net Investment Income	5,715
Accumulated Net Realized Loss	(84,686)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $922 Deferred Capital Gain Country Tax)	175,149
Investments in Affiliates	4,669
Foreign Currency Translations	61
Net Assets	$1,080,375
CLASS I:
Net Assets	$617,826
Net Asset Value, Offering and Redemption Price Per Share Applicable to 40,568,008 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.23
CLASS II:
Net Assets	$462,549
Net Asset Value, Offering and Redemption Price Per Share Applicable to 30,459,606 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.19
(1) Including:
Securities on Loan, at Value:	$40,315

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2011 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,798 of Foreign Taxes Withheld)	$16,159
Dividends from Security of Affiliated Issuer	73
Interest from Securities of Unaffiliated Issuers	1
Total Investment Income	16,233
Expenses:
Investment Advisory Fees (Note B)	6,646
Administration Fees (Note C)	1,364
Distribution Fees — Class II Shares (Note D)	818
Custodian Fees (Note F)	471
Professional Fees	63
Shareholder Reporting Fees	32
Directors' Fees and Expenses	19
Pricing Fees	13
Other Expenses	18
Total Expenses	9,444
Distribution Fees — Class II Shares Waived (Note D)	(701)
Rebate from Morgan Stanley Affiliate (Note H)	(46)
Net Expenses	8,697
Net Investment Income	7,536
Realized Gain (Loss):
Investments Sold (Net of $477 Deferred Capital Gains Country Tax)	55,599
Foreign Currency Exchange Contracts	(2,851)
Foreign Currency Transactions	(493)
Net Realized Gain	52,255
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gains Country Tax of $768)	(73,171)
Investments in Affiliates	(698)
Foreign Currency Translations	49
Net Change in Unrealized Appreciation (Depreciation)	(73,820)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(21,565)
Net Decrease in Net Assets Resulting from Operations	$(14,029)

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$7,536	$2,874
Net Realized Gain	52,255	96,170
Net Change in Unrealized Appreciation (Depreciation)	(73,820)	79,949
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,029)	178,993
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(3,772)
Class II:
Net Investment Income	—	(2,441)
Total Distributions	—	(6,213)
Capital Share Transactions:(1)
Class I:
Subscribed	54,410	92,486
Distributions Reinvested	—	3,772
Redeemed	(109,391)	(109,736)
Class II:
Subscribed	20,193	82,118
Distributions Reinvested	—	2,441
Redeemed	(45,655)	(71,429)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(80,443)	(348)
Regulatory Settlement Proceeds:
Net Increase from Regulatory Settlement	—	2,715
Total Increase (Decrease) in Net Assets	(94,472)	175,147
Net Assets:
Beginning of Period	1,174,847	999,700
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $5,715 and $(1,821))	$1,080,375	$1,174,847
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,622	6,863
Shares Issued on Distributions Reinvested	—	310
Shares Redeemed	(7,346)	(8,369)
Net Decrease in Class I Shares Outstanding	(3,724)	(1,196)
Class II:
Shares Subscribed	1,349	6,027
Shares Issued on Distributions Reinvested	—	201
Shares Redeemed	(3,054)	(5,490)
Net Increase (Decrease) in Class II Shares Outstanding	(1,705)	738

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Six Months Ended June 30, 2011		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$15.38		$13.01		$7.66		$24.27	$19.53		$14.73
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.04		0.04		0.08	0.01		0.05
Net Realized and Unrealized Gain (Loss)	(0.25)		2.37		5.31		(11.33)	7.45		5.27
Total from Investment Operations	(0.15)		2.41		5.35		(11.25)	7.46		5.32
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		—		—	(0.10)		(0.13)
Net Realized Gain	—		—		—		(5.36)	(2.62)		(0.39)
Total Distributions	—		(0.08)		—		(5.36)	(2.72)		(0.52)
Regulatory Settlement Proceeds^^	—		0.04		—		—	—		—
Net Asset Value, End of Period	$15.23		$15.38		$13.01		$7.66	$24.27		$19.53
Total Return ++	(0.98	)%#	19.02%		69.84%		(56.62)%	40.45%		37.14%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$617,826		$681,350		$591,835		$350,649	$1,220,017		$868,701
Ratio of Expenses to Average Net Assets(1)	1.57	%+*††	1.59	%+††	1.59	%+	1.60%+	1.58	%+	1.62%^
Ratio of Net Investment Income to Average Net Assets(1)	1.41	%+*††	0.30	%+††	0.41	%+	0.52%+	0.03	%+	0.31%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*††	0.01	%††	0.01%		0.00%§	0.00	%§	N/A
Portfolio Turnover Rate	31	%#	63%		64%		98%	107%		77%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.58	%*††	1.61	%+††	1.61	%+	1.62%+	1.58	%+	1.63%
Net Investment Income to Average Net Assets	1.40	%*††	0.28	%+††	0.39	%+	0.50%+	0.03	%+	0.30%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^^  During the year ended December 31, 2010, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of 0.31% on the total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 18.71%.

^  Effective June 1, 2006, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.60% for Class I shares. Prior to June 1, 2006, the maximum ratio was 1.65% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Six Months Ended June 30, 2011		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008	2007	2006
Net Asset Value, Beginning of Period	$15.34		$12.98		$7.63		$24.25	$19.52	$14.71
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.10		0.03		0.03		0.07	(0.01)	0.03
Net Realized and Unrealized Gain (Loss)	(0.25)		2.37		5.32		(11.33)	7.46	5.30
Total from Investment Operations	(0.15)		2.40		5.35		(11.26)	7.45	5.33
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		—		—	(0.10)	(0.13)
Net Realized Gain	—		—		—		(5.36)	(2.62)	(0.39)
Total Distributions	—		(0.08)		—		(5.36)	(2.72)	(0.52)
Regulatory Settlement Proceeds^^	—		0.04		—		—	—	—
Net Asset Value, End of Period	$15.19		$15.34		$12.98		$7.63	$24.25	$19.52
Total Return ++	(1.04	)%#	18.94%		70.12%		(56.74)%	40.45%	37.17%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$462,549		$493,497		$407,865		$207,702	$453,483	$229,038
Ratio of Expenses to Average Net Assets(1)	1.62	%+*††	1.64	%+††	1.64	%+	1.65%+	1.63%+	1.67%^
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.36	%+*††	0.25	%+††	0.34	%+	0.47%+	(0.04)%+	0.19%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*††	0.01	%††	0.01%		0.00%§	0.00%§	N/A
Portfolio Turnover Rate	31	%#	63%		64%		98%	107%	77%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.93	%*††	1.96	%+††	1.96	%+	1.97%+	1.93%+	1.98%
Net Investment Income (Loss) to Average Net Assets	1.05	%*††	(0.07	)%+††	0.02	%+	0.15%+	(0.34)%+	(0.12)%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^^  During the year ended December 31, 2010, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of 0.31% on the total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class II shares would have been approximately 18.63%.

^  Effective June 1, 2006, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class II shares. Prior to June 1, 2006, the maximum ratio was 1.70% for Class II shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the "Directors") determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2011, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.  Derivatives: The Portfolio used derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Investment Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or (loss). The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification(TM) ("ASC") 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth by primary risk exposure the Portfolio's realized gains (losses) by type of derivative contract for the six months ended June 30, 2011 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Exchange Contracts	$(2,851)

For the six months ended June 30, 2011, the average monthly principal amount of foreign exchange contracts was $45,800,000.

4.  Security Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio's Statement of Operations in affiliated dividend income and interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at June 30, 2011 were approximately $40,315,000 and $42,337,000, respectively. The Portfolio received cash collateral of approximately $42,337,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. For the six months ended June 30, 2011, the Portfolio had income from securities lending (after rebates to borrowers and allocation to the securities lending agent) of approximately $52,000 which is presented as "Dividends from Securities of Affiliated Issuer" in the Statement of Operations.

5.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

6.  Fair Value Measurement: FASB ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards.

7.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory/Sub-Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser" or "MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	Next $500 million	Next 1.5 billion	Over $2.5 billion
1.25%	1.20%	1.15%	1.00%

MS Investment Management has agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.60% for Class I shares and 1.65% for Class II shares. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. Effective July 1, 2011, the maximum ratio for Class I and Class II shares were reduced to 1.55% and 1.60%, respectively.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company"), each a wholly-owned subsidiary of Morgan Stanley, serve as investment sub-advisers ("Sub-Advisers") for the Portfolio on a day-to-day basis. The Sub-Advisors select, levy and sell securities for the Portfolio under the supervision of the Adviser. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2011, this waiver amounted to approximately $701,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years filed in the four year period ended December 31, 2010, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2010 and 2009 was as follows:

2010 Distributions Paid From:		2009 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$6,213	$—	$—	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and market

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

timing litigation, resulted in the following reclassifications among the components of net assets at December 31, 2010:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(504)	$3,219	$(2,715)

At December 31, 2010, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4,009	$—

At June 30, 2011, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$935,213	$221,181	$(40,441)	$180,740

At December 31, 2010, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $126,184,000, which will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2010, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $91,103,000.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Morgan Stanley Growth Fund. For the six months ended June 30, 2011, advisory fees paid were reduced by approximately $22,000 relating to the Portfolio's investment in the Morgan Stanley Growth Fund. The Morgan Stanley Growth Fund has a cost basis of approximately $708,000 at June 30, 2011.

A summary of the Portfolio's transactions in shares of the Morgan Stanley Growth Fund during the six months ended June 30, 2011 is as follows:

Value December 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Value June 30, 2011 (000)
$6,075	$—	$—	$—	$5,377

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2011, advisory fees paid were reduced by approximately $24,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2011 is as follows:

Value December 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Value June 30, 2011 (000)
$62,811	$158,076	$165,824	$21	$55,063

For the six months ended June 30, 2011, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $339,685,000 and $402,972,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2011.

During the six months ended June 30, 2011, the Portfolio incurred approximately $16,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2011 the Portfolio incurred approximately $76,000 in brokerage commissions with Citigroup, Inc. and its affiliated broker/dealers, which may be deemed affiliates of the Investment Adviser, Administrator and Distributor under Section 17 of the 1940 Act, for portfolio transactions executed on behalf of the Portfolio.

I. Regulatory Settlement Proceeds: The Portfolio received approximately $2,715,000 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

J. Other: At June 30, 2011, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 71.2% and 81.2%, for Class I and Class II shares, respectively.

K. Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMESAN
IU11-01646P-Y06/11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Global Franchise Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Expense Example

Global Franchise Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Actual Ending Account Value 6/30/11	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class II	$1,000.00	$1,123.20	$1,018.84	$6.32	$6.01	1.20%

*  Expenses are calculated using the Portfolio's annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2010, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that while the management fee was higher than its peer group average, the total expense ratio was lower than its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was competitive with its peer group average, (ii) the Portfolio's management fee, although higher than its peer group average, was acceptable given the quality and nature of services provided, and (iii) the Portfolio's total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.6%)
Finland (2.5%)
Kone Oyj, Class B	39,253	$2,465
France (2.3%)
Legrand SA	52,337	2,204
Hong Kong (1.3%)
Huabao International Holdings Ltd.	1,406,000	1,280
Italy (2.5%)
Davide Campari-Milano S.p.A.	294,337	2,419
Japan (1.1%)
Kao Corp.	41,300	1,085
Sweden (4.4%)
Swedish Match AB	128,661	4,315
Switzerland (10.2%)
Nestle SA (Registered)	131,009	8,142
Novartis AG (Registered)	30,427	1,864
		10,006
United Kingdom (31.4%)
Admiral Group PLC	106,367	2,834
British American Tobacco PLC	203,510	8,921
Experian PLC	63,979	815
Imperial Tobacco Group PLC	196,165	6,522
Reckitt Benckiser Group PLC	123,889	6,840
Unilever PLC	145,684	4,701
		30,633
United States (42.9%)
Accenture PLC, Class A	84,059	5,079
Brown-Forman Corp., Class B	4,243	317
Dr. Pepper Snapple Group, Inc.	123,673	5,186
Herbalife Ltd.	49,444	2,850
Kellogg Co.	83,700	4,630
Mead Johnson Nutrition Co.	42,365	2,862
Microsoft Corp.	152,138	3,955
Moody's Corp.	37,866	1,452
Philip Morris International, Inc.	63,398	4,233
Procter & Gamble Co. (The)	71,212	4,527
Sara Lee Corp.	75,711	1,438
Scotts Miracle-Gro Co. (The), Class A	42,879	2,200
Visa, Inc., Class A	37,692	3,176
		41,905
Total Common Stocks (Cost $72,866)		96,312
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $1,536)	1,535,715	1,536
Total Investments (100.2%)(Cost $74,402) (a)		97,848
Liabilities in Excess of Other Assets (-0.2%)		(195)
Net Assets (100.0%)		$97,653

(a)  The approximate market value and percentage of net assets, $54,407,000 and 55.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-4 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$5,503	$2,419	$—	$7,922
Chemicals	2,200	1,280	—	3,480
Diversified Financial Services	1,452	—	—	1,452
Electrical Equipment	—	2,204	—	2,204
Food Products	8,930	12,843	—	21,773
Household Products	4,527	6,840	—	11,367
Information Technology Services	8,255	—	—	8,255
Insurance	—	2,834	—	2,834
Machinery	—	2,465	—	2,465
Personal Products	2,850	1,085	—	3,935
Pharmaceuticals	—	1,864	—	1,864
Professional Services	—	815	—	815
Software	3,955	—	—	3,955
Tobacco	4,233	19,758	—	23,991
Total Common Stocks	41,905	54,407	—	96,312
Short-Term Investment — Investment Company	1,536	—	—	1,536
Total Assets	$43,441	$54,407	$—	$97,848

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $50,923,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	25.1%
Tobacco	24.5
Food Products	22.3
Household Products	11.6
Information Technology Services	8.4
Beverages	8.1
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2011 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $72,866)	$96,312
Investment in Security of Affiliated Issuer, at Value (Cost $1,536)	1,536
Total Investments in Securities, at Value (Cost $74,402)	97,848
Foreign Currency, at Value (Cost $142)	143
Receivable for Investments Sold	454
Tax Reclaim Receivable	165
Dividends Receivable	123
Receivable from Affiliate	—	@
Other Assets	6
Total Assets	98,739
Liabilities:
Payable for Portfolio Shares Redeemed	586
Payable for Investments Purchased	243
Payable for Investment Advisory Fees	200
Payable for Administration Fees	20
Payable for Professional Fees	12
Payable for Custodian Fees	7
Distribution Fees — Class II Shares	4
Payable for Directors' Fees and Expenses	1
Bank Overdraft	—	@
Other Liabilities	13
Total Liabilities	1,086
NET ASSETS	$97,653
Net Assets Consist of:
Paid-in-Capital	$70,386
Undistributed Net Investment Income	4,358
Accumulated Net Realized Loss	(560)
Unrealized Appreciation (Depreciation) on:
Investments	23,446
Foreign Currency Translations	23
Net Assets	$97,653
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,823,924 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$16.77

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2011 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $100 of Foreign Taxes Withheld)	$1,889
Dividends from Security of Affiliated Issuer	— @
Total Investment Income	1,889
Expenses:
Investment Advisory Fees (Note B)	394
Distribution Fees — Class II Shares (Note D)	172
Administration Fees (Note C)	123
Professional Fees	18
Custodian Fees (Note F)	17
Shareholder Reporting Fees	4
Pricing Fees	3
Directors' Fees and Expenses	2
Other Expenses	4
Total Expenses	737
Distribution Fees — Class II Shares Waived (Note D)	(148)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	588
Net Investment Income	1,301
Realized Gain (Loss):
Investments Sold	3,980
Foreign Currency Transactions	20
Net Realized Gain	4,000
Change in Unrealized Appreciation (Depreciation):
Investments	6,196
Foreign Currency Exchange Contracts	1
Foreign Currency Translations	11
Net Change in Unrealized Appreciation (Depreciation)	6,208
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	10,208
Net Increase in Net Assets Resulting from Operations	$11,509

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,301	$1,963
Net Realized Gain	4,000	6,320
Net Change in Unrealized Appreciation (Depreciation)	6,208	4,847
Net Increase in Net Assets Resulting from Operations	11,509	13,130
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(567)
Total Distributions	—	(567)
Capital Share Transactions:(1)
Class II:
Subscribed	888	3,146
Distributions Reinvested	—	567
Redeemed	(14,535)	(26,418)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(13,647)	(22,705)
Total Decrease in Net Assets	(2,138)	(10,142)
Net Assets:
Beginning of Period	99,791	109,933
End of Period (Including Undistributed Net Investment Income of $4,358 and $3,057)	$97,653	$99,791
(1) Capital Share Transactions:
Class II:
Shares Subscribed	58	228
Shares Issued on Distributions Reinvested	—	45
Shares Redeemed	(917)	(1,936)
Net Decrease in Class II Shares Outstanding	(859)	(1,663)

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Financial Highlights

Global Franchise Portfolio

	Class II
	Six Months Ended June 30, 2011		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$14.93		$13.17		$11.81		$18.09	$18.03		$15.42
Income (Loss) from Investment Operations:
Net Investment Income†	0.21		0.26		0.19		0.37	0.34		0.25
Net Realized and Unrealized Gain (Loss)	1.63		1.58		2.87		(5.42)	1.42		2.99
Total from Investment Operations	1.84		1.84		3.06		(5.05)	1.76		3.24
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		(1.03)		(0.27)	—		(0.24)
Net Realized Gain	—		—		(0.67)		(0.96)	(1.70)		(0.39)
Total Distributions	—		(0.08)		(1.70)		(1.23)	(1.70)		(0.63)
Net Asset Value, End of Period	$16.77		$14.93		$13.17		$11.81	$18.09		$18.03
Total Return ++	12.32	%#	14.05%		29.56%		(28.94)%	9.78%		21.51%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$97,653		$99,791		$109,933		$99,394	$179,712		$169,392
Ratio of Expenses to Average Net Assets(1)	1.20	%+*	1.20	%+	1.18	%+	1.18%+	1.16	%+	1.19%
Ratio of Net Investment Income to Average Net Assets(1)	2.64	%+*	1.92	%+	1.65	%+	2.47%+	1.86	%+	1.51%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.00%§	0.00	%§	N/A
Portfolio Turnover Rate	9	%#	35%		18%		26%	22%		28%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.50	%*	1.50	%+	1.48	%+	1.48%+	1.46	%+	1.49%
Net Investment Income to Average Net Assets	2.34	%*	1.62	%+	1.35	%+	2.17%+	1.56	%+	1.21%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that the Portfolio's sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Advisers") believe have, among other things, resilient business franchises and growth potential. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the "Directors") determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

  All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

  Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

  Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

  Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

  Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

  At June 30, 2011, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

  Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.  Derivatives: The Portfolio used derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

  Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Investment Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result. All of the Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

  Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

  Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

the effect that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or (loss). The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

  The following table sets forth by primary risk exposure the Portfolio's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2011 in accordance with ASC 815.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency
	Exchange Contracts	$1

4.  Fair Value Measurement: FASB ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1– unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

  In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards.

5.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

  Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory/Sub-Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser" or "MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

MS Investment Management has agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.20%. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

MSIM Limited and MSIM Company, each a wholly-owned subsidiary of Morgan Stanley, serve as investment sub-advisers ("Sub-Advisers") for the Portfolio on a day-to-day basis. The Sub-Advisers select, levy and sell securities for the Portfolio under the supervision of the Adviser. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2011, this waiver amounted to approximately $148,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years filed in the four year period ended December 31, 2010, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during fiscal 2010 and 2009 was as follows:

2010 Distributions Paid From:		2009 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$567	$—	$7,980	$5,143

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and distribution redesignation, resulted in the following reclassifications among the components of net assets at December 31, 2010:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$1,482	$(1,482)	$—

At December 31, 2010, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,057	$—

At June 30, 2011, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$74,402	$23,720	$(274)	$23,446

At December 31, 2010, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $3,947,000, which will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2010, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,175,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2011, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $9,176,000 and $20,396,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2011.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2011, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2011 is as follows:

Value December 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)		Value June 30, 2011 (000)
$2,267	$9,847	$10,578	$—	@	$1,536

During the six months ended June 30, 2011, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Investment Adviser,

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2011 the Portfolio incurred approximately $1,000 in brokerage commissions with Citigroup, Inc. and its affiliated broker/dealers, which may be deemed affiliates of the Investment Adviser, Administrator and Distributor under Section 17 of the 1940 Act, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2011, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 87.5% for Class II shares.

J. Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holding with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGFSAN
IU11-01648P-Y06/11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Global Real Estate Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Expense Example

Global Real Estate Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Actual Ending Account Value 6/30/11	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Portfolio Class II	$1,000.00	$1,052.40	$1,017.85	$7.12	$7.00	1.40%

*  Expenses are calculated using the Portfolio's annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2010, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the period since the end of April 2006, the month of the Portfolio's inception, but below its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was competitive with its peer group average, and (ii) the Portfolio's management fee and total expense ratio, although higher than its peer group average, were acceptable given the quality and nature of services provided.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.5%)
Australia (8.2%)
CFS Retail Property Trust REIT	315,096	$615
Commonwealth Property Office Fund REIT	309,238	313
Dexus Property Group REIT (Stapled Securities) (a)	277,150	262
Goodman Group REIT (Stapled Securities) (a)	222,213	168
GPT Group REIT (Stapled Securities) (a)	273,526	929
Investa Office Fund REIT (Stapled Securities) (a)(b)	92,172	64
Mirvac Group REIT (Stapled Securities) (a)(b)	279,958	377
Stockland REIT (Stapled Securities) (a)(b)	310,243	1,137
Westfield Group REIT (Stapled Securities) (a)(b)	310,349	2,892
Westfield Retail Trust REIT	402,313	1,171
		7,928
Austria (0.1%)
Atrium European Real Estate Ltd.	8,782	58
Conwert Immobilien Invest SE	2,093	35
		93
Belgium (0.2%)
Befimmo SCA Sicafi REIT	1,316	117
Cofinimmo REIT	555	79
		196
Brazil (0.6%)
BR Malls Participacoes SA	21,360	244
BR Properties SA	26,300	295
		539
Canada (2.0%)
Boardwalk REIT	9,370	469
Brookfield Office Properties Canada REIT	2,560	59
Calloway Real Estate Investment Trust REIT	2,200	58
Extendicare REIT	19,710	213
RioCan REIT	43,630	1,173
		1,972
China (4.6%)
Agile Property Holdings Ltd. (c)	124,000	194
China Overseas Land & Investment Ltd. (c)	810,080	1,753
China Resources Land Ltd. (c)	809,000	1,467
Guangzhou R&F Properties Co., Ltd., Class H (c)	534,300	735
Hui Xian Real Estate Investment Trust REIT (c)(d)	178,000	133
KWG Property Holding Ltd. (c)	153,500	103
Shimao Property Holdings Ltd. (c)	50,500	63
		4,448
Finland (0.3%)
Citycon OYJ	35,850	161
Sponda OYJ	30,431	177
		338

	Shares	Value (000)
France (4.4%)
Fonciere Des Regions REIT	3,149	$334
Gecina SA REIT	1,066	149
ICADE REIT	2,968	366
Klepierre REIT	15,153	625
Mercialys SA REIT	3,723	158
Societe de la Tour Eiffel REIT	887	82
Societe Immobiliere de Location pour l'Industrie et le Commerce REIT	1,194	171
Unibail-Rodamco SE REIT	10,217	2,361
		4,246
Germany (0.6%)
Alstria Office AG REIT	23,409	353
Deutsche Euroshop AG	3,803	150
Prime Office AG (d)	13,546	122
		625
Hong Kong (16.0%)
Hang Lung Properties Ltd.	307,000	1,272
Henderson Land Development Co., Ltd.	157,265	1,018
Hongkong Land Holdings Ltd.	428,500	3,054
Hysan Development Co., Ltd.	201,587	998
Kerry Properties Ltd.	271,699	1,315
New World Development Ltd.	129,940	197
Sino Land Co., Ltd.	119,834	194
Sun Hung Kai Properties Ltd.	365,154	5,329
Wharf Holdings Ltd.	310,816	2,171
		15,548
Italy (0.4%)
Beni Stabili SpA	363,278	367
Japan (9.5%)
Japan Real Estate Investment Corp. REIT	52	511
Japan Retail Fund Investment Corp. REIT	47	73
Mitsubishi Estate Co., Ltd.	187,000	3,283
Mitsui Fudosan Co., Ltd.	156,000	2,689
Nippon Building Fund, Inc. REIT	61	595
NTT Urban Development Corp.	153	132
Sumitomo Realty & Development Co., Ltd.	85,000	1,900
		9,183
Malta (0.0%)
BGP Holdings PLC (d)(e)	5,886,464	—
Netherlands (1.5%)
Corio N.V. REIT	10,695	708
Eurocommercial Properties N.V. CVA REIT	10,288	512
Wereldhave N.V. REIT	2,006	204
		1,424
Singapore (2.5%)
CapitaCommercial Trust REIT	89,000	105
CapitaLand Ltd.	489,000	1,163
CapitaMall Trust REIT	54,000	83
CapitaMalls Asia Ltd.	88,000	106
City Developments Ltd.	44,000	374

The accompanying notes are an integral part of the financial statements.
4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Singapore (cont'd)
Keppel Land Ltd.	150,110	$444
Suntec REIT	99,000	121
		2,396
Sweden (0.7%)
Atrium Ljungberg AB, Class B	9,615	122
Castellum AB	4,038	60
Fabege AB	4,356	44
Hufvudstaden AB, Class A	35,951	431
		657
Switzerland (0.9%)
PSP Swiss Property AG (Registered) (d)	7,696	731
Swiss Prime Site AG (Registered) (d)	2,140	183
		914
United Kingdom (7.5%)
Big Yellow Group PLC REIT	68,671	339
British Land Co., PLC REIT	103,745	1,013
Capital & Counties Properties PLC	23,993	76
Capital & Regional PLC (d)	239,687	151
Capital Shopping Centres Group PLC REIT	67,008	430
Derwent London PLC REIT	12,635	370
Development Securities PLC	30,566	111
Grainger PLC	124,727	260
Great Portland Estates PLC REIT	25,179	176
Hammerson PLC REIT	124,384	961
Land Securities Group PLC REIT	94,783	1,296
LXB Retail Properties PLC (d)	175,134	322
Metric Property Investments PLC REIT	72,627	124
Quintain Estates & Development PLC (d)	187,890	181
Safestore Holdings PLC	130,419	289
Segro PLC REIT	79,310	397
Shaftesbury PLC REIT	14,351	122
ST Modwen Properties PLC	98,068	291
Unite Group PLC (d)	110,530	386
		7,295
United States (38.5%)
Acadia Realty Trust REIT	19,481	396
American Campus Communities, Inc. REIT	4,820	171
Apartment Investment & Management Co., Class A REIT	18,890	482
Ashford Hospitality Trust, Inc. REIT	17,870	223
Assisted Living Concepts, Inc., Class A	24,060	404
AvalonBay Communities, Inc. REIT	9,773	1,255
BioMed Realty Trust, Inc. REIT	4,745	91
Boston Properties, Inc. REIT	15,430	1,638
BRE Properties, Inc. REIT	1,500	75
Brookfield Office Properties, Inc.	59,301	1,143
Camden Property Trust REIT	10,365	659
Capital Senior Living Corp. (d)	29,550	275
CommonWealth REIT	7,435	192
Coresite Realty Corp. REIT	9,450	155
Cousins Properties, Inc. REIT	58,506	500

	Shares	Value (000)
CreXus Investment Corp. REIT	15,710	$175
DCT Industrial Trust, Inc. REIT	43,570	228
Digital Realty Trust, Inc. REIT	2,310	143
Douglas Emmett, Inc. REIT	8,350	166
Equity Lifestyle Properties, Inc. REIT	12,205	762
Equity Residential REIT	54,629	3,278
Federal Realty Investment Trust REIT	5,251	447
Forest City Enterprises, Inc., Class A (d)	68,577	1,280
General Growth Properties, Inc. REIT	92,476	1,543
HCP, Inc. REIT	43,594	1,599
Health Care, Inc. REIT	5,120	268
Healthcare Realty Trust, Inc. REIT	52,907	1,091
Host Hotels & Resorts, Inc. REIT	135,059	2,289
Hudson Pacific Properties, Inc.	14,330	223
Hyatt Hotels Corp., Class A (d)	5,740	234
Kite Realty Group Trust REIT	20,110	100
Lexington Realty Trust REIT	3,730	34
LTC Properties, Inc. REIT	3,160	88
Mack-Cali Realty Corp. REIT	23,547	776
Parkway Properties, Inc. REIT	2,108	36
Post Properties, Inc. REIT	3,179	130
ProLogis, Inc. REIT	18,809	674
PS Business Parks, Inc. REIT	3,318	183
Public Storage REIT	10,666	1,216
Regency Centers Corp. REIT	40,848	1,796
Retail Opportunity Investments Corp.	26,956	290
RLJ Lodging Trust (d)	7,250	126
Senior Housing Properties Trust REIT	37,514	878
Simon Property Group, Inc. REIT	38,431	4,467
Sovran Self Storage, Inc. REIT	4,150	170
STAG Industrial, Inc. REIT (d)	6,030	74
Starwood Hotels & Resorts Worldwide, Inc.	41,058	2,301
Starwood Property Trust, Inc. REIT	22,270	457
Vornado Realty Trust REIT	20,649	1,924
Winthrop Realty Trust REIT	11,950	143
		37,248
Total Common Stocks (Cost $74,806)		95,417
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $1,052)	1,051,597	1,052
Total Investments (99.6%) (Cost $75,858) (f)		96,469
Other Assets in Excess of Liabilities (0.4%)		375
Net Assets (100.0%)		$96,844

(a)  Comprised of securities in separate entities that are traded as a single stapled security.

(b)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)  Security trades on the Hong Kong exchange.

(d)  Non-income producing security.

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

(e)  At June 30, 2011, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. The security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(f)  The approximate market value and percentage of net assets, $55,525,000 and 57.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Commercial Financing	$632	$—	$—		$632
Diversified	4,607	33,428	—	†	38,035
Health Care	4,816	—	—		4,816
Industrial	976	565	—		1,541
Industrial/Office	183	58	—		241
Lodging/Resorts	5,173	—	—		5,173
Office	4,324	7,839	—		12,163
Residential	7,281	3,578	—		10,859
Retail	10,514	9,429	—		19,943
Self Storage	1,386	628	—		2,014
Total Common Stocks	39,892	55,525	—	†	95,417
Short-Term Investment — Investment Company	1,052	—	—		1,052
Total Assets	$40,944	$55,525	$—	†	$96,469

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $54,675,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$—

†  Includes a security that is valued at zero.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	39.4%
Retail	20.7
Office	12.6
Residential	11.3
Other**	5.6
Lodging/Resorts	5.4
Health Care	5.0
Total Investments	100.0%

**  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2011 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $74,806)	$95,417
Investment in Security of Affiliated Issuer, at Value (Cost $1,052)	1,052
Total Investments in Securities, at Value (Cost $75,858)	96,469
Foreign Currency, at Value (Cost $434)	439
Receivable for Investments Sold	265
Dividends Receivable	205
Receivable for Portfolio Shares Sold	12
Tax Reclaim Receivable	9
Receivable from Affiliate	—	@
Other Assets	9
Total Assets	97,408
Liabilities:
Payable for Investments Purchased	205
Payable for Investment Advisory Fees	158
Payable for Portfolio Shares Redeemed	33
Payable for Custodian Fees	27
Payable for Administration Fees	20
Distribution Fees — Class II Shares	20
Payable for Professional Fees	18
Bank Overdraft	9
Payable for Directors' Fees and Expenses	4
Other Liabilities	70
Total Liabilities	564
NET ASSETS	$96,844
Net Assets Consist of:
Paid-in-Capital	$188,374
Undistributed Net Investment Income	2,797
Accumulated Net Realized Loss	(114,945)
Unrealized Appreciation (Depreciation) on:
Investments	20,611
Foreign Currency Translations	7
Net Assets	$96,844
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 10,960,132 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.84

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2011 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $62 of Foreign Taxes Withheld)	$1,568
Dividends from Security of Affiliated Issuer	2
Total Investment Income	1,570
Expenses:
Investment Advisory Fees (Note B)	400
Distribution Fees — Class II Shares (Note D)	165
Administration Fees (Note C)	118
Custodian Fees (Note F)	49
Shareholder Reporting Fees	37
Professional Fees	22
Pricing Fees	7
Directors' Fees and Expenses	2
Other Expenses	4
Total Expenses	804
Distribution Fees — Class II Shares Waived (Note D)	(47)
Voluntary Waiver of Investment Advisory Fees (Note B)	(98)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	658
Net Investment Income	912
Realized Gain (Loss):
Investments Sold	2,982
Foreign Currency Transactions	27
Net Realized Gain	3,009
Change in Unrealized Appreciation (Depreciation):
Investments	914
Foreign Currency Translations	1
Net Change in Unrealized Appreciation (Depreciation)	915
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	3,924
Net Increase in Net Assets Resulting from Operations	$4,836

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$912	$3,488
Net Realized Gain	3,009	59,791
Net Change in Unrealized Appreciation (Depreciation)	915	(51,969)
Net Increase in Net Assets Resulting from Operations	4,836	11,310
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(15,806)
Total Distributions	—	(15,806)
Capital Share Transactions:(1)
Class II:
Subscribed	5,550	21,598
Distributions Reinvested	—	15,806
Redeemed	(4,866)	(288,098)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	684	(250,694)
Total Increase (Decrease) in Net Assets	5,520	(255,190)
Net Assets:
Beginning of Period	91,324	346,514
End of Period (Including Undistributed Net Investment Income of $2,797 and $1,885)	$96,844	$91,324
(1) Capital Share Transactions:
Class II:
Shares Subscribed	644	2,819
Shares Issued on Distributions Reinvested	—	2,331
Shares Redeemed	(562)	(39,138)
Net Increase (Decrease) in Class II Shares Outstanding	82	(33,988)

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Financial Highlights

Global Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2011		Year Ended December 31,						Period from April 28, 2006^ to December 31,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008	2007	2006
Net Asset Value, Beginning of Period	$8.40		$7.72		$5.46		$10.92	$12.09	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.16		0.12		0.14	0.13	0.08
Net Realized and Unrealized Gain (Loss)	0.36		1.36		2.14		(4.67)	(1.14)	2.23
Total from Investment Operations	0.44		1.52		2.26		(4.53)	(1.01)	2.31
Distributions from and/or in Excess of:
Net Investment Income	—		(0.84)		(0.00	)‡	(0.28)	(0.13)	(0.17)
Net Realized Gain	—		—		—		(0.65)	(0.03)	(0.05)
Total Distributions	—		(0.84)		(0.00	)‡	(0.93)	(0.16)	(0.22)
Net Asset Value, End of Period	$8.84		$8.40		$7.72		$5.46	$10.92	$12.09
Total Return++	5.24	%#	22.32%		41.42%		(44.34)%	(8.47)%	23.15	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$96,844		$91,324		$346,514		$314,162	$246,876	$180,150
Ratio of Expenses to Average Net Assets(1)	1.40	%+*	1.40	%+	1.40	%+	1.40%+	1.40%+	1.40	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.40	%+	N/A		N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets(1)	1.94	%+*	1.81	%+	2.03	%+	1.69%+	1.10%+	1.05	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	11	%#	31%		64%		33%	56%	8	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.71	%*	1.63	%+††	1.56	%+	1.57%+	1.58%+	1.86	%*
Net Investment Income to Average Net Assets	1.63	%*	1.58	%+††	1.87	%+	1.52%+	0.92%+	0.60	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

‡  Amount is less than $0.005 per share.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Real Estate Portfolio. The Portfolio seeks a combination of current income and capital appreciation. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser" or "MS Investment Management") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Advisers") seek a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies (REOCs"), real estate investment trusts ("REITs") and similar entities established outside of the U.S. (foreign real estate companies). The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the "Directors") determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2011, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards.

4.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

Portfolio invests a significant portion of its assets in securities of REIT's. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year under review is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory/Sub-Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser" or "MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based of 0.85% of the average daily net assets of the Portfolio.

MS Investment Management has agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.40%. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2011, this waiver amounted to approximately $98,000.

Morgan Stanley Investment Management Limited, ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company"), each a wholly-owned subsidiary of Morgan Stanley, serve as investment sub-advisers (the "Sub-Advisers") for the Portfolio on a day-to-day basis. MSIM Limited and MSIM Company each select, buy and sell securities for the Portfolio under the supervision of the Adviser. The Adviser pays each of the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2011, this waiver amounted to approximately $47,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2010, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2010 and 2009 was as follows:

2010 Distributions Paid From:		2009 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$15,806	$—	$63	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and gains and basis adjustments on certain equity securities designated as issued by passive foreign investment companies, and basis adjustment for return of capital sold, resulted in the following reclassifications among the components of net assets at December 31, 2010:

Undistributed Ordinary Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$9,440	$(9,190)	$(250)

At December 31, 2010, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)
$3,060	$—

At June 30, 2011, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$75,858	$21,278	$(667)	$20,611

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2010, the Portfolio deferred to January 3, 2011, for U.S. Federal income tax purposes, capital losses of approximately $54,000.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

At December 31, 2010, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $104,691,000, of which $215,000 will expire on December 31, 2016 and $104,476,000 will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2010, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $17,713,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2011, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $11,660,000 and $9,937,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2011.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2011, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2011 is as follows:

Value December 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Value June 30, 2011 (000)
$1,102	$5,871	$5,921	$2	$1,052

During the six months ended June 30, 2011, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2011 the Portfolio incurred approximately $1,000 in brokerage commissions with Citigroup, Inc. and its affiliated broker/dealers, which may be deemed affiliates of the Investment Adviser, Administrator and Distributor under Section 17 of the 1940 Act, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2011, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 87.1% for Class II shares.

J. Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Global Tactical Asset Allocation Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Expense Example

Global Tactical Asset Allocation Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Portfolio	Beginning Account Value 1/1/11	Actual Ending Account Value 6/30/11	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period**
Global Tactical Asset Allocation Portfolio Class I	$1,000.00	$1,044.40	$1,019.89	$5.02	*	$4.96	*	0.99%
Global Tactical Asset Allocation Portfolio Class II	1,000.00	1,040.90	1,011.54	3.32	+	3.27	+	1.10

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

+  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 108/365 (to reflect the actual days in the period).

**  Annualized.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Adviser together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2010, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was acceptable, and (ii) the Portfolio's management fee and total expense ratio, although higher than its peer group average, were acceptable given the quality and nature of services provided. The Board noted that, as of July 1, 2011, the Adviser has agreed to lower the Portfolio's advisory fee by 0.05% at all breakpoint levels, and reduce the Portfolio's total expense ratio cap for Class I and Class II shares to 1.00% and 1.10% respectively.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Investment Advisory Agreement Approval (cont'd)

affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments

Global Tactical Asset Allocation Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (34.7%)
Agency Fixed Rate Mortgages (3.8%)
United States (3.8%)
Federal Home Loan Mortgage Corporation, 6.00%, 2/1/38		$77	$85
Federal National Mortgage Association, Conventional Pools: 5.00%, 9/1/40		232	247
5.50%, 5/1/39		296	320
6.00%, 3/1/37 – 7/1/38		396	437
6.50%, 8/1/38		115	130
July TBA: 4.00%, 7/25/41 (a)		100	100
4.50%, 7/25/41 (a)		500	517
5.00%, 7/25/41 (a)		155	165
5.50%, 7/25/41 (a)		200	216
Government National Mortgage Association, July TBA: 4.00%, 7/25/41 (a)		300	306
Various Pools: 4.50%, 6/15/39 – 8/15/39		424	449
Total Agency Fixed Rate Mortgages (Cost $2,960)			2,972
Asset-Backed Securities (0.3%)
United States (0.3%)
Ally Auto Receivables Trust, 0.97%, 8/17/15		125	125
CNH Equipment Trust, 1.20%, 5/16/16		125	125
Total Asset-Backed Securities (Cost $250)			250
Commercial Mortgage Backed Securities (1.0%)
United States (1.0%)
Banc of America Commercial Mortgage, Inc., 5.83%, 4/10/49 (b)		75	71
Bear Stearns Commercial Mortgage Securities, 5.36%, 2/11/44		70	66
Citigroup Commercial Mortgage Trust (See Note H), 5.89%, 12/10/49 (b)		120	118
Greenwich Capital Commercial Funding Corp., 5.48%, 3/10/39		125	121
5.87%, 12/10/49 (b)		200	184
JP Morgan Chase Commercial Mortgage Securities Corp., 5.93%, 2/12/49 (b)		65	63
6.10%, 2/12/51 (b)		50	49
6.26%, 2/15/51 (b)		65	64
LB-UBS Commercial Mortgage Trust, 6.37%, 9/15/45 (b)		75	74
Total Commercial Mortgage Backed Securities (Cost $836)			810
Corporate Bonds (11.0%)
Australia (0.8%)
Australia & New Zealand Banking Group Ltd., 5.13%, 9/10/19	EUR	50	73
Commonwealth Bank of Australia, 5.00%, 3/19/20 (c)		$65	68
FMG Resources August 2006 Pty Ltd., 6.38%, 2/1/16 (c)(d)		40	40
6.88%, 2/1/18 (c)		15	15

	Face Amount (000)		Value (000)
Macquarie Bank Ltd., 6.63%, 4/7/21 (c)		$35	$35
Macquarie Group Ltd., 6.00%, 1/14/20 (c)		50	50
National Australia Bank Ltd., 3.50%, 1/23/15	EUR	50	73
4.00%, 7/13/20		50	71
Santos Finance Ltd., 8.25%, 9/22/70 (b)		50	74
Telstra Corp. Ltd., 4.80%, 10/12/21 (c)		$40	40
Wesfarmers Ltd., 2.98%, 5/18/16 (c)		30	30
Westpac Banking Corp., 3.00%, 12/9/15		50	51
			620
Belgium (0.1%)
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 4/15/20		50	54
Brazil (0.2%)
Petrobras International Finance Co., 5.75%, 1/20/20		50	54
Vale Overseas Ltd., 5.63%, 9/15/19		85	91
			145
Canada (0.1%)
Barrick North America Finance LLC, 4.40%, 5/30/21 (c)		40	40
France (0.9%)
Banque Federative du Credit Mutuel, 3.00%, 10/29/15	EUR	50	71
BNP Paribas SA, 5.00%, 1/15/21 (d)		$60	60
5.43%, 9/7/17	EUR	50	76
Cie Generale des Etablissements Michelin, Zero Coupon, 1/1/17		52	90
Credit Agricole SA, 3.90%, 4/19/21		50	64
5.88%, 6/11/19		50	74
Crown European Holdings SA, 7.13%, 8/15/18		50	75
Lafarge SA, 5.50%, 12/16/19		50	72
Societe Generale SA, 6.13%, 8/20/18		$50	$77
			659
Germany (0.5%)
Daimler Finance North America LLC, 8.50%, 1/18/31		75	102
Deutsche Bank AG, 5.00%, 6/24/20	EUR	50	71
HeidelbergCement Finance BV, 8.00%, 1/31/17		50	79
Kreditanstalt fuer Wiederaufbau, 1.50%, 7/30/14 (d)		100	164
			416

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Face Amount (000)		Value (000)
Ireland (0.2%)
Ardagh Glass Finance PLC, 8.75%, 2/1/20	EUR	50	$73
Smurfit Kappa Acquisitions, 7.25%, 11/15/17		50	75
			148
Italy (0.8%)
Enel Finance International N.V., 5.13%, 10/7/19 (c)		$100	101
Finmeccanica Finance SA, 8.13%, 12/3/13	EUR	50	81
Intesa Sanpaolo SpA, 6.50%, 2/24/21 (c)(d)		$100	104
Italcementi Finance SA, 5.38%, 3/19/20	EUR	50	70
Telecom Italia Capital SA, 7.18%, 6/18/19		$65	72
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	30	46
UniCredit SpA, 4.38%, 2/10/14		50	74
5.75%, 9/26/17		50	72
			620
Luxembourg (0.3%)
ArcelorMittal, 9.38%, 6/3/16		50	87
9.85%, 6/1/19		$75	95
ITW Finance Europe SA, 5.25%, 10/1/14	EUR	50	77
			259
Netherlands (0.3%)
ABN Amro Bank, 3.63%, 10/6/17		50	69
Aegon N.V., 4.63%, 12/1/15		$50	53
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.75%, 11/9/20	EUR	50	67
Ziggo Bond Co. BV, 8.00%, 5/15/18		50	74
			263
Spain (0.3%)
Gas Natural Capital Markets SA, 4.13%, 1/26/18		50	67
Telefonica Emisiones SAU, 3.66%, 9/18/17		50	68
Telefonica Europe BV, 8.25%, 9/15/30		$65	78
			213
Sweden (0.1%)
Nordea Bank AB, 4.00%, 3/29/21	EUR	70	93

	Face Amount (000)		Value (000)
Switzerland (0.3%)
ABB Treasury Center USA, Inc., 2.50%, 6/15/16 (c)		$25	$25
Credit Suisse, 4.75%, 8/5/19	EUR	75	112
UBS AG, 6.00%, 4/18/18		65	105
			242
United Kingdom (1.7%)
Abbey National Treasury Services PLC, 3.63%, 10/14/16		100	143
Barclays Bank PLC, 6.00%, 1/23/18 – 1/14/21		100	142
BAT International Finance PLC, 5.38%, 6/29/17		50	79
HSBC Holdings PLC, 4.50%, 4/30/14		50	76
6.25%, 3/19/18		50	77
Imperial Tobacco Finance PLC, 4.38%, 11/22/13		50	75
8.38%, 2/17/16		50	86
Lloyds TSB Bank PLC, 6.38%, 6/17/16 – 1/21/21		$120	156
Mondi Finance PLC, 5.75%, 4/3/17	EUR	50	73
National Grid Gas PLC, 5.13%, 5/14/13		50	76
Nationwide Building Society, 6.25%, 2/25/20 (c)		$100	104
PPL WEM Holdings PLC, 3.90%, 5/1/16 (c)		60	62
Royal Bank of Scotland PLC (The), 4.88%, 1/20/17	EUR	75	107
Standard Chartered PLC, 5.75%, 4/30/14		$50	78
			1,334
United States (4.4%)
Agilent Technologies, Inc., 5.50%, 9/14/15		$30	33
Altria Group, Inc., 9.25%, 8/6/19		75	98
American International Group, Inc., 6.40%, 12/15/20		25	27
ARAMARK Corp., 8.50%, 2/1/15		125	130
AT&T, Inc., 6.30%, 1/15/38		40	42
BA Covered Bond Issuer, 4.13%, 4/5/12	EUR	100	147
Bank of America Corp., 5.65%, 5/1/18		$90	95
Boston Scientific Corp., 6.00%, 1/15/20		50	54
CBS Corp., 5.75%, 4/15/20		35	38
CEDC Finance Corp. International, Inc., 8.88%, 12/1/16	EUR	50	65
Celgene Corp., 3.95%, 10/15/20		$100	97

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
Citigroup, Inc. (See Note H), 8.50%, 5/22/19		$75	$93
Comcast Corp., 5.15%, 3/1/20 (d)		50	54
Constellation Brands, Inc., 7.25%, 5/15/17		120	131
CRH America, Inc., 6.00%, 9/30/16		55	60
CVS Pass-Through Trust, 6.04%, 12/10/28		66	71
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.60%, 2/15/21		60	60
Frontier Communications Corp., 8.50%, 4/15/20		115	126
General Electric Capital Corp., 5.30%, 2/11/21 (d)		40	42
6.00%, 8/7/19		125	139
Genworth Financial, Inc., 7.20%, 2/15/21		50	50
Georgia-Pacific LLC, 7.75%, 11/15/29		30	35
8.88%, 5/15/31		40	51
Gilead Sciences, Inc., 1.00%, 5/1/14 (c)		73	82
4.50%, 4/1/21		70	70
Goldman Sachs Group, Inc. (The), 4.38%, 3/16/17	EUR	50	71
6.75%, 10/1/37		$100	100
Home Depot, Inc., 5.40%, 9/15/40		100	96
International Paper Co., 7.50%, 8/15/21		45	53
Jefferies Group, Inc., 3.88%, 11/9/15		35	36
JPMorgan Chase & Co., 4.25%, 10/15/20		100	98
L-3 Communications Corp., 4.75%, 7/15/20		80	79
Marathon Petroleum Corp., 5.13%, 3/1/21 (c)		35	36
Merrill Lynch & Co., Inc., 6.75%, 5/21/13	EUR	50	77
Microsoft Corp., Zero Coupon, 6/15/13 (c)(d)		$101	104
NASDAQ OMX Group, Inc. (The), 5.55%, 1/15/20		40	40
NBC Universal Media LLC, 4.38%, 4/1/21 (c)		100	99
News America, Inc., 7.85%, 3/1/39		50	60
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19		50	63
Qwest Corp., 6.50%, 6/1/17		20	22
Reinsurance Group of America, Inc., 6.45%, 11/15/19		50	54

	Face Amount (000)		Value (000)
Santander Holdings USA, Inc., 4.63%, 4/19/16		$20	$20
SLM Corp., 6.25%, 1/25/16		65	68
SUPERVALU, Inc., 8.00%, 5/1/16 (d)		130	133
Thermo Fisher Scientific, Inc., 4.50%, 3/1/21		40	41
Verizon Communications, Inc., 7.35%, 4/1/39		35	42
Viacom, Inc., 6.88%, 4/30/36		50	56
Wells Fargo Bank NA, 6.00%, 5/23/13	EUR	50	77
			3,415
Total Corporate Bonds (Cost $8,529)			8,521
Municipal Bonds (0.1%)
United States (0.1%)
North Carolina State Education Assistance Authority, 1.14%, 7/25/25 (Cost $98)		$100	98
Sovereign (12.6%)
Australia (0.4%)
Queensland Treasury Corp., 6.00%, 10/14/15	AUD	250	277
Canada (0.9%)
Canadian Government Bond, 4.25%, 6/1/18	CAD	500	569
Province of Ontario Canada, 4.00%, 12/3/19	EUR	85	127
			696
Denmark (0.1%)
Denmark Government Bond, 4.00%, 11/15/17	DKK	485	101
France (0.3%)
France Government Bond OAT, 5.50%, 4/25/29	EUR	135	232
Germany (2.8%)
Bundesrepublik Deutschland, 3.25%, 7/4/15		475	719
3.50%, 7/4/19		150	228
4.25%, 7/4/17 – 7/4/39		80	127
4.75%, 7/4/34		315	524
Bundesschatzanweisungen, 1.00%, 12/14/12		400	576
			2,174
Hungary (0.2%)
Hungary Government International Bond, 5.75%, 6/11/18		85	123
Italy (1.4%)
Italy Buoni Poliennali Del Tesoro, 2.50%, 7/1/12		360	522
3.00%, 6/15/15		200	281
4.00%, 9/1/20		150	207
5.00%, 8/1/39		85	114
			1,124

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Face Amount (000)		Value (000)
Japan (3.3%)
Government of Japan, 1.70%, 6/20/33	JPY	70,000	$835
Japan Government Ten Year Bond, 1.30%, 12/20/13		45,000	574
1.40%, 9/20/15		58,000	751
1.70%, 6/20/18		25,000	332
1.90%, 6/20/16		5,000	67
			2,559
Mexico (0.5%)
Mexican Bonos, 10.00%, 12/5/24	MXN	3,600	380
Netherlands (0.5%)
Netherlands Government Bond, 4.00%, 7/15/19	EUR	275	425
Poland (0.5%)
Republic of Poland, 6.25%, 10/24/15	PLN	975	370
South Africa (0.3%)
South Africa Government Bond, 7.25%, 1/15/20	ZAR	1,850	254
United Kingdom (1.4%)
United Kingdom Gilt, 4.25%, 6/7/32	GBP	365	588
4.50%, 3/7/13		80	136
5.00%, 3/7/18		180	330
			1,054
Total Sovereign (Cost $9,627)			9,769
U.S. Treasury Securities (5.9%)
United States (5.9%)
U.S. Treasury Bonds, 3.50%, 2/15/39		$550	473
6.88%, 8/15/25		300	403
U.S. Treasury Notes, 2.38%, 10/31/14 (d)		1,360	1,423
2.75%, 11/30/16		1,200	1,251
3.13%, 5/15/19		980	1,012
Total U.S. Treasury Securities (Cost $4,594)			4,562
Total Fixed Income Securities (Cost $26,894)			26,982

	Shares	Value (000)
Common Stocks (53.3%)
Australia (2.3%)
AGL Energy Ltd.	903	$14
Alumina Ltd.	9,345	21
Amcor Ltd.	2,905	22
AMP Ltd.	7,504	39
ASX Ltd.	521	17
Australia & New Zealand Banking Group Ltd.	5,242	124
BHP Billiton Ltd.	6,142	290
Brambles Ltd.	3,179	25
Coca-Cola Amatil Ltd.	560	7
Commonwealth Bank of Australia	2,661	150
CSL Ltd.	1,047	37
Echo Entertainment Group Ltd. (f)	378	2
Fortescue Metals Group Ltd.	3,024	21
Foster's Group Ltd.	5,107	28
GPT Group REIT (Stapled Securities) (g)	7,895	27
Incitec Pivot Ltd.	4,364	18
Insurance Australia Group Ltd.	5,277	19
Leighton Holdings Ltd. (d)	433	10
Macquarie Group Ltd.	781	26
National Australia Bank Ltd.	3,806	105
Newcrest Mining Ltd.	1,373	56
Orica Ltd.	1,136	33
Origin Energy Ltd.	2,510	43
QBE Insurance Group Ltd.	3,314	62
Rio Tinto Ltd.	827	74
Santos Ltd.	1,902	28
Stockland REIT (Stapled Securities) (g)(h)	8,454	31
Suncorp Group Ltd.	3,090	27
TABCORP Holdings Ltd.	378	1
Telstra Corp. Ltd.	7,625	24
Transurban Group (Stapled Securities) (g)	3,556	20
Treasury Wine Estates Ltd. (f)	1,702	6
Wesfarmers Ltd.	2,120	73
Westfield Group REIT (Stapled Securities) (g)(h)	4,870	45
Westfield Retail Trust REIT	4,870	14
Westpac Banking Corp.	5,241	126
Woodside Petroleum Ltd.	1,157	51
Woolworths Ltd.	2,227	66
		1,782
Austria (0.1%)
Erste Group Bank AG	537	28
Immofinanz AG (f)	955	4
Verbund AG (d)	128	6
Voestalpine AG	270	15
		53
Belgium (0.2%)
Ageas	3,749	10
Anheuser-Busch InBev N.V.	1,154	67
Colruyt SA	121	6
Groupe Bruxelles Lambert SA	202	18
KBC Groep N.V.	151	6
Solvay SA	98	15
Umicore SA	216	12
		134

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
Canada (2.8%)
Agnico-Eagle Mines Ltd.	400	$25
Agrium, Inc.	400	35
Bank of Montreal (d)	1,100	70
Bank of Nova Scotia (d)	1,600	96
Barrick Gold Corp.	2,100	95
BCE, Inc. (d)	2,000	78
Brookfield Asset Management, Inc., Class A	1,400	47
Cameco Corp.	1,000	26
Canadian Imperial Bank of Commerce	900	71
Canadian National Railway Co. (d)	1,000	80
Canadian Natural Resources Ltd.	2,000	84
Canadian Pacific Railway Ltd.	400	25
Cenovus Energy, Inc. (d)	1,600	60
Crescent Point Energy Corp. (d)	600	28
Eldorado Gold Corp.	1,200	18
Enbridge, Inc.	1,800	59
EnCana Corp. (d)	1,800	56
Goldcorp, Inc.	1,600	77
Imperial Oil Ltd. (d)	200	9
Kinross Gold Corp.	2,400	38
Magna International, Inc. (d)	600	32
Manulife Financial Corp. (d)	5,800	103
National Bank of Canada (d)	300	24
Nexen, Inc. (d)	1,500	34
Penn West Petroleum Ltd. (d)	900	21
Potash Corp. of Saskatchewan, Inc.	1,800	103
Power Corp. of Canada (d)	1,300	36
Research In Motion Ltd. (f)	1,000	29
Rogers Communications, Inc. (d)	700	28
Royal Bank of Canada (d)	2,300	131
Shoppers Drug Mart Corp. (d)	1,000	41
Silver Wheaton Corp. (d)	700	23
Sun Life Financial, Inc. (d)	1,600	48
Suncor Energy, Inc. (d)	3,100	122
Talisman Energy, Inc.	2,000	41
Teck Resources Ltd. (d)	1,000	51
Thomson Reuters Corp. (d)	900	34
Toronto-Dominion Bank (The) (d)	1,800	153
TransCanada Corp. (d)	1,200	53
Yamana Gold, Inc.	1,700	20
		2,204
Chile (0.0%)
Antofagasta PLC	742	16
China (0.0%)
Wynn Macau Ltd. (d)	5,600	18
Denmark (0.3%)
AP Moller - Maersk A/S	1	8
AP Moller - Maersk A/S Series B	2	17
Danske Bank A/S (f)	684	13
DSV A/S	376	9
Novo Nordisk A/S Series B	1,106	139
Novozymes A/S, Class B	66	11
Vestas Wind Systems A/S (f)	387	9
		206

	Shares	Value (000)
Finland (0.2%)
Elisa OYJ	277	$6
Fortum OYJ	651	19
Kone OYJ, Class B	292	18
Metso OYJ	204	12
Nokia OYJ	5,675	37
Nokian Renkaat OYJ	240	12
Sampo OYJ, Class A	605	19
Stora Enso OYJ, Class R	1,002	10
UPM-Kymmene OYJ	554	10
Wartsila OYJ	291	10
		153
France (2.4%)
Aeroports de Paris (ADP)	55	5
Air Liquide SA	507	73
Alcatel-Lucent (f)	6,226	36
Alstom SA (d)	406	25
ArcelorMittal	1,340	47
AXA SA	3,457	78
BNP Paribas SA	2,552	197
Bouygues SA	355	16
Cap Gemini SA	333	19
Carrefour SA (f)	744	31
Christian Dior SA	127	20
Cie de St-Gobain	696	45
Cie Generale d'Optique Essilor International SA	303	25
Cie Generale de Geophysique-Veritas (f)	256	9
Cie Generale des Etablissements Michelin Series B	364	36
Credit Agricole SA	2,594	39
Danone	832	62
EDF SA (d)	431	17
European Aeronautic Defence and Space Co. N.V.	675	23
Fonciere Des Regions REIT	53	6
France Telecom SA	3,248	69
GDF Suez	2,335	85
Gecina SA REIT	37	5
Groupe Eurotunnel SA	949	11
Klepierre REIT	187	8
L'Oreal SA	475	62
Lafarge SA (d)	345	22
Legrand SA	195	8
LVMH Moet Hennessy Louis Vuitton SA	356	64
Pernod-Ricard SA (d)	351	35
Peugeot SA (d)	386	17
Publicis Groupe SA (d)	312	17
Renault SA	330	20
Safran SA	251	11
Sanofi-Aventis SA	1,000	80
Schneider Electric SA (d)	442	74
SES SA	614	17
Societe Generale SA	1,673	99
Sodexo	272	21
Technip SA	158	17
Thales SA	156	7

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
France (cont'd)
Total SA	3,017	$174
Unibail-Rodamco SE REIT	89	21
Vallourec SA	167	20
Veolia Environnement (d)	586	16
Vinci SA	830	53
Vivendi SA	1,701	47
		1,889
Germany (2.4%)
Adidas AG	339	27
Allianz SE (Registered)	984	138
BASF SE	1,444	141
Bayer AG	1,629	131
Bayerische Motoren Werke AG	683	68
Commerzbank AG (f)	871	4
Continental AG (f)	162	17
Daimler AG (Registered)	1,685	127
Deutsche Bank AG	1,493	88
Deutsche Boerse AG	295	22
Deutsche Lufthansa (Registered)	480	11
Deutsche Post AG (Registered)	1,164	22
Deutsche Telekom AG (Registered)	4,660	73
E.ON AG	3,667	104
Esprit Holdings Ltd.	3,544	11
Fraport AG Frankfurt Airport Services Worldwide (d)	40	3
Fresenius Medical Care AG & Co. KGaA	357	27
Fresenius SE & Co. KGaA	260	27
HeidelbergCement AG	163	10
Henkel AG & Co. KGaA	306	18
Henkel AG & Co. KGaA (Preference)	360	25
Infineon Technologies AG	2,448	28
K&S AG	236	18
Lanxess AG	139	11
Linde AG	293	51
MAN SE	173	23
Merck KGaA	187	20
Metro AG	199	12
Muenchener Rueckversicherungs AG (Registered)	443	68
Porsche Automobil Holding SE (Preference) (d)	504	40
QIAGEN N.V. (d)(f)	899	17
RWE AG	930	52
Salzgitter AG (d)	82	6
SAP AG	1,952	118
Siemens AG (Registered)	1,490	205
ThyssenKrupp AG	542	28
Volkswagen AG	41	8
Volkswagen AG (Preference)	287	59
		1,858
Greece (0.0%)
National Bank of Greece SA (f)	1,384	10
Hong Kong (1.1%)
Bank of East Asia Ltd.	5,694	23
BOC Hong Kong Holdings Ltd.	13,000	38
Cheung Kong Holdings Ltd.	5,000	73

	Shares	Value (000)
CLP Holdings Ltd.	7,500	$66
Hang Lung Group Ltd.	3,000	19
Hang Lung Properties Ltd.	7,000	29
Hang Seng Bank Ltd. (d)	4,700	75
Henderson Land Development Co., Ltd. (d)	5,067	33
Hong Kong & China Gas Co., Ltd.	12,100	28
Hong Kong Exchanges and Clearing Ltd. (d)	3,645	77
Hongkong Electric Holdings Ltd.	5,500	42
Hutchison Whampoa Ltd.	7,000	76
Kerry Properties Ltd.	2,500	12
Link (The) REIT	7,153	24
MTR Corp.	5,588	20
New World Development Ltd.	9,235	14
Sands China Ltd. (f)	8,800	24
Sino Land Co., Ltd.	8,059	13
Sun Hung Kai Properties Ltd.	5,000	73
Swire Pacific Ltd.	2,500	37
Wharf Holdings Ltd.	4,400	31
		827
India (0.0%)
Cairn Energy PLC (f)	2,403	16
Ireland (0.0%)
CRH PLC	832	18
Israel (0.1%)
Teva Pharmaceutical Industries Ltd. ADR	1,946	94
Italy (0.7%)
Assicurazioni Generali SpA	2,726	57
Atlantia SpA	530	11
Banco Popolare SC	4,013	9
Enel Green Power SpA	2,893	8
Enel SpA (d)	15,447	101
ENI SpA	3,404	81
Exor SpA	94	3
Fiat Industrial SpA (f)	998	13
Fiat SpA	786	9
Finmeccanica SpA	598	7
Intesa Sanpaolo SpA	23,263	62
Luxottica Group SpA	179	6
Mediobanca SpA	766	8
Saipem SpA	424	22
Snam Rete Gas SpA	2,878	17
Telecom Italia SpA	13,589	19
Terna Rete Elettrica Nazionale SpA	2,573	12
UniCredit SpA	28,646	60
Unione di Banche Italiane SCPA	1,110	6
		511
Japan (6.1%)
Aeon Co., Ltd. (d)	2,600	31
Aisin Seiki Co., Ltd.	400	16
Ajinomoto Co., Inc.	2,000	24
Asahi Breweries Ltd. (d)	900	18
Asahi Glass Co., Ltd. (d)	2,000	23
Asahi Kasei Corp. (d)	5,000	34

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
Japan (cont'd)
Astellas Pharma, Inc.	900	$35
Bank of Yokohama Ltd. (The) (d)	8,000	40
Bridgestone Corp. (d)	2,100	48
Canon, Inc. (d)	2,400	114
Central Japan Railway Co.	4	31
Chubu Electric Power Co., Inc.	1,500	29
Chugoku Electric Power Co., Inc. (The) (d)	1,000	17
Dai Nippon Printing Co., Ltd.	1,000	11
Dai-ichi Life Insurance Co. Ltd. (The)	30	42
Daiichi Sankyo Co., Ltd.	1,400	27
Daikin Industries Ltd.	600	21
Daiwa House Industry Co., Ltd.	3,000	38
Daiwa Securities Group, Inc. (d)	8,000	35
Denso Corp.	1,000	37
East Japan Railway Co.	900	52
Eisai Co., Ltd. (d)	800	31
Fanuc Corp.	400	67
Fast Retailing Co., Ltd.	100	16
FUJIFILM Holdings Corp.	1,400	44
Fujitsu Ltd.	6,000	34
Hankyu Hanshin Holdings, Inc.	8,000	32
Hitachi Ltd. (d)	9,000	53
Honda Motor Co., Ltd. (d)	3,500	135
Hoya Corp.	1,200	27
Inpex Corp.	5	37
ITOCHU Corp.	3,800	40
Japan Tobacco, Inc.	11	42
JFE Holdings, Inc.	900	25
JS Group Corp. (d)	1,500	39
JX Holdings, Inc.	7,600	51
Kansai Electric Power Co., Inc. (The)	1,600	32
Kao Corp.	1,000	26
KDDI Corp.	5	36
Keyence Corp. (d)	200	57
Kintetsu Corp. (d)	8,000	26
Kirin Holdings Co., Ltd. (d)	2,000	28
Kobe Steel Ltd.	8,000	18
Komatsu Ltd.	2,900	90
Konica Minolta Holdings, Inc.	1,500	13
Kubota Corp.	4,000	36
Kuraray Co., Ltd.	1,500	22
Kyocera Corp.	400	41
Kyushu Electric Power Co., Inc. (d)	1,100	20
Marubeni Corp.	5,000	33
Mitsubishi Chemical Holdings Corp.	5,000	35
Mitsubishi Corp.	3,200	80
Mitsubishi Electric Corp.	5,000	58
Mitsubishi Estate Co., Ltd.	3,000	53
Mitsubishi Heavy Industries Ltd. (d)	12,000	57
Mitsui & Co., Ltd.	3,900	67
Mitsui Fudosan Co., Ltd.	3,000	52
Mitsui OSK Lines Ltd.	3,000	16

	Shares	Value (000)
Mizuho Financial Group, Inc.	51,100	$84
MS&AD Insurance Group Holdings (d)	1,500	35
Murata Manufacturing Co., Ltd. (d)	600	40
NEC Corp. (f)	11,000	25
NGK Insulators Ltd.	1,000	19
Nidec Corp. (d)	300	28
Nikon Corp. (d)	1,100	26
Nintendo Co., Ltd.	200	38
Nippon Building Fund, Inc. REIT (d)	3	29
Nippon Steel Corp. (d)	12,000	39
Nippon Telegraph & Telephone Corp.	1,300	63
Nippon Yusen KK (d)	3,000	11
Nissan Motor Co., Ltd.	5,300	56
Nitto Denko Corp.	600	30
NKSJ Holdings, Inc.	6,000	40
Nomura Holdings, Inc.	9,400	47
NTT DoCoMo, Inc.	37	66
Odakyu Electric Railway Co. Ltd. (d)	4,000	32
Olympus Corp. (d)	700	24
Omron Corp.	700	19
Oriental Land Co., Ltd. (d)	200	17
ORIX Corp. (d)	300	29
Osaka Gas Co., Ltd. (d)	5,000	19
Panasonic Corp.	3,900	48
Rakuten, Inc.	27	28
Ricoh Co., Ltd.	2,000	22
Rohm Co., Ltd.	400	23
Secom Co., Ltd.	900	43
Sekisui House Ltd.	3,000	28
Seven & I Holdings Co., Ltd.	2,000	54
Sharp Corp. (d)	2,000	18
Shikoku Electric Power Co., Inc. (d)	500	11
Shin-Etsu Chemical Co., Ltd.	1,000	54
Shionogi & Co., Ltd.	1,200	20
Shiseido Co., Ltd.	1,100	21
Shizuoka Bank Ltd. (The) (d)	4,000	37
SMC Corp. (d)	200	36
Softbank Corp.	1,900	72
Sony Corp.	2,300	61
Sumitomo Chemical Co., Ltd.	3,000	15
Sumitomo Corp.	2,600	35
Sumitomo Electric Industries Ltd.	1,700	25
Sumitomo Metal Industries Ltd.	6,000	14
Sumitomo Metal Mining Co., Ltd.	1,000	16
Sumitomo Mitsui Financial Group, Inc.	3,300	102
Sumitomo Mitsui Trust Holdings, Inc.	8,000	28
Sumitomo Realty & Development Co., Ltd.	1,000	22
Suzuki Motor Corp.	700	16
T&D Holdings, Inc.	850	20
Takeda Pharmaceutical Co., Ltd.	1,500	69
TDK Corp. (d)	400	22
Terumo Corp.	500	27
Tohoku Electric Power Co., Inc. (d)	1,000	14

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
Japan (cont'd)
Tokio Marine Holdings, Inc.	1,900	$53
Tokyo Electric Power Co., Inc. (The) (d)	3,400	14
Tokyo Electron Ltd.	500	27
Tokyo Gas Co., Ltd.	7,000	32
Tokyu Corp.	6,000	25
Toray Industries, Inc.	5,000	37
Toshiba Corp. (d)	10,000	53
Toyota Industries Corp.	1,100	36
Toyota Motor Corp.	6,100	257
West Japan Railway Co.	400	16
Yahoo! Japan Corp. (d)	47	16
Yamada Denki Co., Ltd. (d)	340	28
Yamato Holdings Co., Ltd.	400	6
		4,709
Kazakhstan (0.0%)
Kazakhmys PLC	553	12
Netherlands (0.5%)
Akzo Nobel N.V.	388	24
ASML Holding N.V.	662	24
Corio N.V. REIT	115	8
Fugro N.V.	96	7
Heineken N.V.	613	37
ING Groep N.V. (f)	6,388	79
Koninklijke Ahold N.V.	1,733	23
Koninklijke KPN N.V.	1,823	27
Koninklijke Philips Electronics N.V.	1,872	48
Koninklijke Vopak N.V.	116	6
TNT Express (f)	586	6
TNT N.V.	586	5
Unilever N.V. CVA	2,518	82
		376
Norway (0.2%)
Aker Solutions ASA	246	5
DnB NOR ASA	2,312	32
Norsk Hydro ASA	1,778	14
Orkla ASA	1,208	11
Renewable Energy Corp. ASA (d)(f)	1,171	2
Statoil ASA	2,945	75
Subsea 7 SA (f)	420	11
Telenor ASA	995	16
Yara International ASA	352	20
		186
Poland (0.0%)
Jeronimo Martins SGPS SA	411	8
Portugal (0.0%)
EDP - Energias de Portugal SA	4,041	15
Galp Energia SGPS SA (d)	421	10
Portugal Telecom SGPS SA (Registered)	1,039	10
		35

	Shares	Value (000)
Spain (1.1%)
Abertis Infraestructuras SA (d)	502	$11
ACS Actividades de Construccion y Servicios SA (d)	323	15
Banco Bilbao Vizcaya Argentaria SA	10,760	126
Banco de Sabadell SA (d)	2,278	9
Banco Popular Espanol SA (d)	1,762	10
Banco Santander SA	20,758	240
Criteria Caixacorp SA (d)	1,494	10
Enagas SA (d)	316	8
Ferrovial SA	872	11
Iberdrola Renovables SA	1,743	8
Iberdrola SA (f)	7,811	70
Inditex SA	505	46
International Consolidated Airlines Group SA (f)	1,797	7
Red Electrica Corp. SA (d)	227	14
Repsol YPF SA (d)	3,758	131
Telefonica SA	5,861	143
		859
Sweden (0.9%)
Alfa Laval AB	719	16
Assa Abloy AB Series B	568	15
Atlas Copco AB, Class A	1,379	36
Atlas Copco AB, Class B	701	17
Boliden AB	453	8
Electrolux AB (d)	323	8
Hennes & Mauritz AB, Class B (d)	1,887	65
Hexagon AB, Class B (d)	400	10
Husqvarna AB, Class B	622	4
Investor AB, Class B	738	17
Kinnevik Investment AB	188	4
Millicom International Cellular SA SDR	134	14
Nordea Bank AB	5,898	63
Ratos AB, Class B	310	6
Sandvik AB	2,004	35
Scania AB, Class B	537	12
Skandinaviska Enskilda Banken AB	3,850	32
Skanska AB, Class B	408	7
SKF AB, Class B (d)	610	18
Svenska Cellulosa AB, Class B	978	14
Svenska Handelsbanken AB, Class A	1,267	39
Swedbank AB, Class A	878	15
Swedish Match AB	725	24
Tele2 AB, Class B	560	11
Telefonaktiebolaget LM Ericsson, Class B	5,993	86
TeliaSonera AB	8,409	62
Volvo AB, Class B	2,789	49
		687
Switzerland (1.9%)
ABB Ltd. (Registered) (f)	3,997	104
Actelion Ltd. (f)	305	15
Adecco SA (Registered) (f)	317	20
Baloise-Holding AG	121	12
Cie Financiere Richemont SA	644	42

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
Switzerland (cont'd)
Credit Suisse Group AG (Registered) (f)	1,859	$72
GAM Holding AG (f)	420	7
Geberit AG (Registered) (f)	101	24
Givaudan SA (Registered) (f)	16	17
Holcim Ltd. (Registered) (f)	297	22
Julius Baer Group Ltd. (f)	322	13
Kuehne & Nagel International AG (Registered)	95	14
Lonza Group AG (Registered) (f)	151	12
Nestle SA (Registered)	5,244	326
Novartis AG (Registered)	2,016	124
Roche Holding AG (Genusschein)	1,876	314
Schindler Holding AG	108	13
SGS SA (Registered)	15	28
Sonova Holding AG (Registered) (f)	159	15
Swatch Group AG (The) Series B	43	22
Swiss Life Holding AG (Registered) (f)	49	8
Swiss Re Ltd. (f)	187	11
Syngenta AG (Registered) (f)	170	57
Synthes, Inc.	84	15
UBS AG (Registered) (f)	5,959	109
Zurich Financial Services AG (f)	323	82
		1,498
United Kingdom (4.6%)
3i Group PLC	1,738	8
Admiral Group PLC	480	13
AMEC PLC	582	10
Anglo American PLC	2,000	99
ARM Holdings PLC	3,157	30
AstraZeneca PLC	1,216	61
Autonomy Corp. PLC (f)	492	14
Aviva PLC	5,013	35
BAE Systems PLC	6,470	33
Barclays PLC	29,749	122
BG Group PLC	4,988	113
BHP Billiton PLC	3,610	142
BP PLC	20,261	149
British American Tobacco PLC	3,158	138
British Land Co., PLC REIT	1,752	17
British Sky Broadcasting Group PLC	2,612	36
BT Group PLC	20,620	67
Burberry Group PLC	568	13
Capita Group PLC (The)	1,466	17
Capital Shopping Centres Group PLC REIT	1,090	7
Centrica PLC	8,109	42
Compass Group PLC	3,720	36
Diageo PLC	3,995	82
Experian PLC	2,008	26
G4S PLC	4,668	21
GlaxoSmithKline PLC	4,483	96
Hammerson PLC REIT	1,386	11
HSBC Holdings PLC	13,074	130
ICAP PLC	838	6

	Shares	Value (000)
Imperial Tobacco Group PLC	1,687	$56
Inmarsat PLC	301	3
International Power PLC	2,772	14
Investec PLC	1,018	8
Johnson Matthey PLC	352	11
Land Securities Group PLC REIT	1,495	20
Legal & General Group PLC	8,309	16
Lloyds Banking Group PLC (f)	34,284	27
Man Group PLC	2,954	11
Marks & Spencer Group PLC	1,874	11
National Grid PLC	5,529	54
Next PLC	430	16
Old Mutual PLC	7,779	17
Petrofac Ltd.	509	12
Prudential PLC	5,408	63
Randgold Resources Ltd.	113	10
Reckitt Benckiser Group PLC	1,092	60
Reed Elsevier PLC	2,457	22
Resolution Ltd.	2,787	13
Rexam PLC	1,501	9
Rio Tinto PLC	2,404	174
Rolls-Royce Holdings PLC (f)	5,295	55
Royal Bank of Scotland Group PLC (f)	42,301	26
Royal Dutch Shell PLC, Class A	5,269	188
Royal Dutch Shell PLC, Class B	4,221	151
RSA Insurance Group PLC	6,889	15
SABMiller PLC	1,566	57
Schroders PLC	174	4
Scottish & Southern Energy PLC	1,494	33
Segro PLC REIT	1,460	7
Severn Trent PLC	378	9
Shire PLC	1,682	53
Smith & Nephew PLC	2,021	22
Smiths Group PLC	786	15
Standard Chartered PLC	1,916	50
Standard Life PLC	3,659	12
Tesco PLC	10,977	71
Tullow Oil PLC	1,414	28
Unilever PLC	2,093	68
United Utilities Group PLC	1,153	11
Vodafone Group PLC	111,782	297
Weir Group PLC (The)	345	12
WM Morrison Supermarkets PLC	3,846	18
Wolseley PLC	454	15
WPP PLC	5,274	66
Xstrata PLC	3,372	74
		3,558
United States (25.4%)
3M Co.	299	28
Abbott Laboratories	5,593	294
Accenture PLC, Class A	990	60
Adobe Systems, Inc. (f)	4,982	157
Aetna, Inc.	443	20

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
United States (cont'd)
Aflac, Inc.	928	$43
AGCO Corp. (f)	1,679	83
Air Products & Chemicals, Inc.	62	6
Alcoa, Inc.	8,220	130
Allergan, Inc.	2,599	216
Alliant Techsystems, Inc.	954	68
Allscripts Healthcare Solutions, Inc. (f)	515	10
Alpha Natural Resources, Inc. (f)	123	6
Altria Group, Inc.	1,374	36
Amazon.com, Inc. (f)	108	22
American Express Co.	1,194	62
Ameriprise Financial, Inc.	300	17
AmerisourceBergen Corp. (d)	597	25
Amgen, Inc. (f)	1,859	108
Amphenol Corp., Class A (d)	382	21
Anadarko Petroleum Corp.	2,312	177
Annaly Capital Management, Inc. REIT	398	7
Apache Corp.	525	65
Apple, Inc. (f)	1,245	418
Applied Materials, Inc.	4,210	55
Arrow Electronics, Inc. (d)(f)	2,484	103
Assurant, Inc.	1,843	67
Automatic Data Processing, Inc.	1,862	98
AutoZone, Inc. (f)	10	3
Avery Dennison Corp.	126	5
Baker Hughes, Inc.	491	36
Bank of America Corp.	8,745	96
Bank of New York Mellon Corp. (The)	1,152	30
Baxter International, Inc.	973	58
BB&T Corp.	604	16
Becton Dickinson and Co. (d)	219	19
Bed Bath & Beyond, Inc. (f)	81	5
Best Buy Co., Inc. (d)	119	4
Biogen Idec, Inc. (f)	611	65
Boeing Co. (The)	759	56
BorgWarner, Inc. (f)	1,243	100
Boston Properties, Inc. REIT (d)	44	5
Boston Scientific Corp. (f)	4,723	33
Bristol-Myers Squibb Co.	7,623	221
Broadcom Corp., Class A (f)	3,003	101
C.H. Robinson Worldwide, Inc. (d)	67	5
Cablevision Systems Corp.	434	16
Cameron International Corp. (f)	246	12
Capital One Financial Corp.	300	15
Cardinal Health, Inc.	773	35
CareFusion Corp. (f)	238	6
Carnival Corp.	394	15
Caterpillar, Inc.	1,523	162
CBS Corp., Class B	1,184	34
Celgene Corp. (f)	731	44
CenterPoint Energy, Inc.	3,700	72
Cerner Corp. (d)(f)	214	13

	Shares	Value (000)
CF Industries Holdings, Inc.	467	$66
Charles Schwab Corp. (The)	1,093	18
Chesapeake Energy Corp.	3,644	108
Chevron Corp.	4,112	423
Chipotle Mexican Grill, Inc. (d)(f)	22	7
Chubb Corp.	2,283	143
CIGNA Corp.	320	16
Cintas Corp.	184	6
Cisco Systems, Inc.	6,918	108
CIT Group, Inc. (d)(f)	1,590	70
Citigroup, Inc. (See Note H)	3,123	130
Cliffs Natural Resources, Inc.	67	6
CME Group, Inc.	50	15
Coca-Cola Co. (The)	2,091	141
Coca-Cola Enterprises, Inc.	342	10
Cognizant Technology Solutions Corp., Class A (f)	491	36
Colgate-Palmolive Co.	1,424	124
Comcast Corp., Class A	1,153	29
Comcast Corp., Class A	542	13
Comerica, Inc. (d)	100	3
Commercial Metals Co.	6,400	92
Community Health Systems, Inc. (f)	721	19
ConAgra Foods, Inc.	5,529	143
Concho Resources Inc/Midland (f)	54	5
ConocoPhillips	4,568	343
Consol Energy, Inc.	147	7
Cooper Industries PLC	71	4
Corning, Inc.	5,717	104
Costco Wholesale Corp.	921	75
Coventry Health Care, Inc. (f)	4,021	147
Covidien PLC	952	51
CR Bard, Inc. (d)	88	10
CSX Corp.	486	13
Cummins, Inc.	12	1
CVS Caremark Corp.	838	31
Danaher Corp.	440	23
Darden Restaurants, Inc.	108	5
DaVita, Inc. (f)	95	8
Deere & Co.	521	43
Dell, Inc. (f)	1,208	20
DENTSPLY International, Inc.	342	13
Devon Energy Corp.	519	41
DIRECTV, Class A (f)	1,168	59
Discover Financial Services	685	18
Discovery Communications, Inc. (d)(f)	342	14
Discovery Communications, Inc., Class C (f)	342	12
Dollar General Corp. (f)	4,206	143
Dollar Tree, Inc. (f)	41	3
Dow Chemical Co. (The)	518	19
Dun & Bradstreet Corp.	72	5
Eaton Corp.	394	20
eBay, Inc. (f)	1,592	51
Ecolab, Inc.	140	8

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
United States (cont'd)
Edwards Lifesciences Corp. (f)	118	$10
EI du Pont de Nemours & Co.	2,479	134
El Paso Corp.	423	9
Eli Lilly & Co. (d)	1,405	53
EMC Corp. (d)(f)	2,973	82
Emerson Electric Co.	2,533	142
EOG Resources, Inc.	294	31
Equity Residential REIT	88	5
Express Scripts, Inc. (f)	548	30
Exxon Mobil Corp.	5,743	467
Fastenal Co. (d)	142	5
FedEx Corp.	129	12
Fidelity National Financial, Inc.	4,213	66
Fifth Third Bancorp	300	4
First Republic Bank (f)	2,733	88
Fluor Corp.	71	5
FMC Corp.	61	5
FMC Technologies, Inc. (f)	172	8
Ford Motor Co. (d)(f)	6,428	89
Forest Laboratories, Inc. (f)	702	28
Foster Wheeler AG (f)	2,673	81
Franklin Resources, Inc.	692	91
Freeport-McMoRan Copper & Gold, Inc.	377	20
Gap, Inc. (The)	6,694	121
General Dynamics Corp.	39	3
General Electric Co.	10,315	195
General Growth Properties, Inc. REIT	500	8
General Mills, Inc.	937	35
Genuine Parts Co.	2,365	129
Gilead Sciences, Inc. (f)	1,205	50
Goldman Sachs Group, Inc. (The)	1,041	139
Goodrich Corp.	71	7
Google, Inc., Class A (f)	163	83
H.J. Heinz Co.	683	36
Halliburton Co.	1,188	61
HCP, Inc. REIT	177	6
Health Care, Inc. REIT	88	5
Henry Schein, Inc. (d)(f)	249	18
Hershey Co. (The)	271	15
Hess Corp.	1,684	126
Hewlett-Packard Co.	1,350	49
Home Depot, Inc.	3,708	134
Honeywell International, Inc.	411	24
Hospira, Inc. (f)	350	20
Hudson City Bancorp, Inc.	200	2
Human Genome Sciences, Inc. (f)	641	16
Humana, Inc.	196	16
Illinois Tool Works, Inc.	2,231	126
Integrys Energy Group, Inc. (d)	1,885	98
Intel Corp.	9,177	203
International Business Machines Corp.	1,957	336
International Paper Co.	180	5

	Shares	Value (000)
Interpublic Group of Cos., Inc. (The)	759	$9
Intuitive Surgical, Inc. (d)(f)	47	17
Iron Mountain, Inc.	257	9
ITT Corp.	71	4
Jacobs Engineering Group, Inc. (f)	498	22
Johnson & Johnson	2,577	171
Johnson Controls, Inc.	2,789	116
Joy Global, Inc.	71	7
JPMorgan Chase & Co.	6,777	277
Juniper Networks, Inc. (f)	1,007	32
Kellogg Co.	342	19
KeyCorp	300	2
Kimco Realty Corp. REIT	500	9
Kohl's Corp.	84	4
Kraft Foods, Inc., Class A	1,060	37
Kroger Co. (The)	1,579	39
Laboratory Corp. of America Holdings (d)(f)	124	12
Las Vegas Sands Corp. (f)	408	17
Leucadia National Corp. (d)	300	10
Li & Fung Ltd.	16,000	32
Liberty Global, Inc. (f)	559	25
Liberty Property Trust REIT (d)	200	7
Life Technologies Corp. (f)	158	8
Lincoln National Corp. (d)	2,356	67
Lockheed Martin Corp. (d)	269	22
Lowe's Cos., Inc.	425	10
Ltd. Brands, Inc.	140	5
Macerich Co. (The) REIT	88	5
Macy's, Inc.	4,513	132
Manpower, Inc.	117	6
Marathon Oil Corp.	901	47
Marriott International, Inc., Class A	215	8
Marshall & Ilsley Corp. (d)	200	2
Mastercard, Inc., Class A	177	53
McDonald's Corp.	1,645	139
McGraw-Hill Cos., Inc. (The)	542	23
McKesson Corp.	571	48
Mead Johnson Nutrition Co.	271	18
MeadWestvaco Corp.	3,700	123
Medco Health Solutions, Inc. (f)	439	25
Medtronic, Inc.	1,796	69
Merck & Co., Inc.	1,593	56
Microsoft Corp.	8,608	224
Molycorp, Inc. (d)(f)	1,297	79
Monsanto Co.	275	20
Mosaic Co. (The)	73	5
Motorola Mobility Holdings, Inc. (d)(f)	984	22
Murphy Oil Corp.	148	10
NASDAQ OMX Group, Inc. (The) (f)	300	8
National Oilwell Varco, Inc.	581	45
NetApp, Inc. (f)	483	25
NetFlix, Inc. (f)	14	4
New York Community Bancorp, Inc. (d)	200	3

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
United States (cont'd)
Newfield Exploration Co. (f)	157	$11
Newmont Mining Corp.	252	14
News Corp., Class A	2,581	46
News Corp., Class B (d)	651	12
Noble Corp.	200	8
Noble Energy, Inc.	250	22
Nordstrom, Inc.	62	3
Norfolk Southern Corp.	3,177	238
Northern Trust Corp.	242	11
Northrop Grumman Corp.	247	17
NRG Energy, Inc. (d)(f)	2,723	67
NVIDIA Corp. (f)	5,572	89
NYSE Euronext	300	10
O'Reilly Automotive, Inc. (f)	47	3
Occidental Petroleum Corp.	993	103
Omnicare, Inc.	3,243	103
Omnicom Group, Inc.	658	32
Oracle Corp.	7,861	259
PACCAR, Inc.	84	4
Pall Corp.	71	4
PartnerRe Ltd.	947	65
Peabody Energy Corp.	1,956	115
People's United Financial, Inc.	100	1
PepsiCo, Inc.	4,363	307
Pfizer, Inc.	7,494	154
Philip Morris International, Inc.	6,090	407
Pioneer Natural Resources Co.	131	12
Pitney Bowes, Inc. (d)	267	6
Plum Creek Timber Co., Inc. REIT (d)	3,985	162
PNC Financial Services Group, Inc.	403	24
PPG Industries, Inc.	75	7
Praxair, Inc.	167	18
Precision Castparts Corp.	236	39
Priceline.com, Inc. (f)	15	8
Principal Financial Group, Inc. (d)	2,182	66
Procter & Gamble Co. (The)	5,928	377
ProLogis, Inc. REIT	118	4
Prudential Financial, Inc.	1,323	84
QUALCOMM, Inc.	2,109	120
Quest Diagnostics, Inc.	185	11
Rayonier, Inc. REIT	100	7
Raytheon Co.	2,524	126
Red Hat, Inc. (f)	2,219	102
Regions Financial Corp.	4,425	27
Republic Services, Inc.	488	15
Robert Half International, Inc. (d)	200	5
Rockwell Automation, Inc. (d)	71	6
Rockwell Collins, Inc.	71	4
Ross Stores, Inc.	69	6
Royal Caribbean Cruises Ltd. (d)(f)	200	8
SanDisk Corp. (f)	5,343	222
Schlumberger Ltd.	1,558	135

	Shares	Value (000)
Scripps Networks Interactive, Inc., Class A	171	$8
Sealed Air Corp.	4,443	106
Simon Property Group, Inc. REIT (d)	44	5
SLM Corp. (d)	600	10
Smithfield Foods, Inc. (f)	4,791	105
Southwest Airlines Co.	600	7
Southwestern Energy Co. (f)	432	19
Spectra Energy Corp.	1,228	34
St. Jude Medical, Inc.	394	19
Staples, Inc.	346	5
Starbucks Corp.	609	24
Starwood Hotels & Resorts Worldwide, Inc.	140	8
State Street Corp.	3,918	177
Steel Dynamics, Inc.	4,213	68
Stericycle, Inc. (d)(f)	117	10
Stryker Corp.	714	42
SunTrust Banks, Inc.	1,583	41
Sysco Corp.	1,314	41
T. Rowe Price Group, Inc.	242	15
Talbots, Inc. (d)(f)	18,962	63
Target Corp.	209	10
TE Connectivity Ltd.	483	18
Tenaris SA	830	19
Textron, Inc. (d)	142	3
Thermo Fisher Scientific, Inc. (f)	1,765	114
Tidewater, Inc.	1,772	95
Tiffany & Co.	44	3
Time Warner Cable, Inc.	196	15
Time Warner, Inc. (d)	3,654	133
TJX Cos., Inc. (d)	132	7
Toll Brothers, Inc. (d)(f)	4,453	92
Tyco International Ltd.	2,763	137
Ultra Petroleum Corp. (d)(f)	135	6
Union Pacific Corp.	191	20
United Continental Holdings, Inc. (f)	400	9
United Parcel Service, Inc., Class B	295	22
United Technologies Corp.	280	25
UnitedHealth Group, Inc.	1,590	82
Universal Health Services, Inc., Class B	2,357	121
Unum Group	3,549	90
URS Corp. (f)	2,506	112
US Bancorp	1,138	29
Valero Energy Corp.	763	20
Varian Medical Systems, Inc. (f)	192	13
Ventas, Inc. REIT (d)	88	5
Verisk Analytics, Inc., Class A (f)	176	6
Verizon Communications, Inc.	3,126	116
Vertex Pharmaceuticals, Inc. (f)	300	16
VF Corp.	1,216	132
Viacom, Inc., Class B	532	27
Virgin Media, Inc. (d)	542	16
Visa, Inc., Class A	503	42
Vornado Realty Trust REIT	88	8

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
United States (cont'd)
Wal-Mart Stores, Inc.	4,131	$220
Walgreen Co. (d)	1,991	85
Walt Disney Co. (The)	835	33
Waste Management, Inc. (d)	595	22
Watson Pharmaceuticals, Inc. (f)	2,597	178
Weatherford International Ltd. (f)	775	15
WellPoint, Inc.	532	42
Wells Fargo & Co.	2,488	70
Western Digital Corp. (f)	2,636	96
Weyerhaeuser Co. (d)	265	6
Whole Foods Market, Inc.	414	26
Williams Cos., Inc. (The)	1,252	38
Wynn Resorts Ltd.	60	9
Xerox Corp.	2,576	27
Yahoo!, Inc. (f)	9,445	142
Yum! Brands, Inc. (f)	2,319	128
Zimmer Holdings, Inc. (f)	454	29
		19,667
Total Common Stocks (Cost $39,292)		41,384
Commodity Linked Securities (3.8%)
United States (3.8%)
Deutsche Bank AG, Zero Coupon, 11/25/11 (Cost $2,891) (e)	2,817,000	2,933
	No. of Rights
Rights (0.0%)
Spain (0.0%)
Banco Popular Espanol SA (d)(f)	1,762	—	@
Criteria Caixa Corp. SA (f)	1,494	—	@
Total Rights (Cost $—@)		—	@
	Shares
Investment Companies (6.1%)
United States (6.1%)
iShares MSCI Emerging Markets Index Fund (d)	7,100	338
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio (See Note H)	132,718	3,569
SPDR Barclays Capital High Yield Bond ETF (d)	9,775	393
Technology Select Sector SPDR Fund	15,500	398
Total Investment Companies (Cost $4,656)		4,698
Short-Term Investments (9.0%)
Securities held as Collateral on Loaned Securities (7.4%)
Investment Company (6.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H)	4,624,043	4,624

	Face Amount (000)	Value (000)
Repurchase Agreements (1.4%)
Barclays Capital, Inc., (0.01%, dated 6/30/11, due 7/1/11; proceeds $66; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 3.38% due 11/15/19; valued at $67)	$66	$66
Nomura Holdings, Inc., (0.09%, dated 6/30/11, due 7/1/11; proceeds $1,048; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% – 6.50% due 8/1/36 – 9/1/40; valued at $1,069)	1,048	1,048
		1,114
Total Securities held as Collateral on Loaned Securities (Cost $5,738)		5,738
	Shares
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $1,203)	1,202,583	1,203
Total Short-Term Investments (Cost $6,941)		6,941
Total Investments (106.9%) (Cost $80,674) Including $7,588 of Securities Loaned (i)(j)		82,938
Liabilities in Excess of Other Assets (-6.9%)		(5,346)
Net Assets (100.0%)		$77,592

(a)  Security is subject to delayed delivery.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2011.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  All or a portion of security on loan at June 30, 2011.

(e)  Security is linked to the Dow Jones UBS Commodities Index Total Return. The index is currently comprised of futures contracts on nineteen physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange.

(f)  Non-income producing security.

(g)  Comprised of securities in separate entities that are traded as a single stapled security.

(h)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(i)  The approximate market value and percentage of net assets, $19,422,000 and 25.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(j)  Securities have been designated as collateral in connection with open foreign currency exchange and futures contracts.

@  Amount is less than $500.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

OAT  French Treasury Obligation.

REIT  Real Estate Investment Trust.

SDR  Swedish Depositary Receipt.

TBA  To Be Announced.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	MYR	411	$136	7/14/11	USD	136	$136	$	(—	@)
Deutsche Bank AG London	EUR	550	797	7/14/11	USD	789	789		(8)
JPMorgan Chase Bank	NOK	331	61	7/14/11	USD	61	61		—	@
JPMorgan Chase Bank	SEK	2,696	426	7/14/11	USD	426	426		(—	@)
JPMorgan Chase Bank	USD	1,995	1,995	7/14/11	CNY	12,926	2,000		5
Royal Bank of Scotland	CZK	669	40	7/14/11	USD	40	40		—	@
Royal Bank of Scotland	PLN	604	220	7/14/11	USD	222	222		2
Royal Bank of Scotland	USD	158	158	7/14/11	ILS	536	158		(—	@)
Royal Bank of Scotland	USD	194	194	7/14/11	MXN	2,275	194		—	@
State Street Bank and Trust Co.	NOK	139	26	7/14/11	USD	26	26		—	@
State Street Bank and Trust Co.	USD	421	421	7/14/11	TWD	12,129	422		1
UBS AG	AUD	928	994	7/14/11	USD	988	988		(6)
UBS AG	CHF	93	110	7/14/11	USD	110	110		(—	@)
UBS AG	DKK	279	54	7/14/11	USD	54	54		(—	@)
UBS AG	EUR	218	317	7/14/11	USD	312	312		(5)
UBS AG	GBP	515	826	7/14/11	USD	843	843		17
UBS AG	JPY	114,440	1,421	7/14/11	USD	1,422	1,422		1
UBS AG	NZD	507	420	7/14/11	USD	415	415		(5)
UBS AG	USD	696	696	7/14/11	AUD	660	706		10
UBS AG	USD	813	813	7/14/11	BRL	1,306	835		22
UBS AG	USD	281	281	7/14/11	CAD	272	282		1
UBS AG	USD	384	384	7/14/11	HKD	2,987	384		—	@
UBS AG	USD	151	151	7/14/11	INR	6,786	152		1
UBS AG	USD	163	163	7/14/11	JPY	13,044	162		(1)
UBS AG	USD	675	675	7/14/11	KRW	734,463	688		13
UBS AG	USD	109	109	7/14/11	MXN	1,286	110		1
UBS AG	USD	409	409	7/14/11	RUB	11,514	412		3
UBS AG	USD	155	155	7/14/11	SGD	193	157		2
UBS AG	USD	511	511	7/14/11	SGD	629	512		1
UBS AG	USD	248	248	7/14/11	ZAR	1,690	250		2
Bank of America NA	USD	55	55	7/15/11	AUD	52	56		1
Bank of America NA	USD	174	174	7/15/11	CAD	169	175		1
Bank of America NA	USD	131	131	7/15/11	EUR	91	132		1
Bank of America NA	USD	388	388	7/15/11	KRW	420,180	393		5
Bank of America NA	USD	54	54	7/15/11	PLN	150	54		—	@
Bank of America NA	USD	500	500	7/15/11	SEK	3,093	489		(11)
Bank of America NA	USD	94	94	7/15/11	SGD	116	94		—	@
Bank of America NA	ZAR	1,436	212	7/15/11	USD	210	210		(2)
UBS AG	EUR	1,306	1,894	7/15/11	USD	1,883	1,883		(11)
UBS AG	USD	252	252	7/15/11	CHF	212	252		(—	@)
UBS AG	USD	271	271	7/15/11	CLP	126,800	271		(—	@)
UBS AG	USD	344	344	7/15/11	GBP	209	336		(8)
UBS AG	USD	2,503	2,503	7/15/11	JPY	203,836	2,532		29
UBS AG	USD	322	322	7/15/11	MYR	972	322		(—	@)
UBS AG	USD	89	89	7/15/11	NOK	484	89		—	@
UBS AG	USD	267	267	7/15/11	RUB	7,500	269		2
UBS AG	USD	151	151	7/15/11	TWD	4,310	150		(1)
Bank of America NA	USD	67	67	7/18/11	THB	2,050	66		(1)
			$20,979				$21,041		$62

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

@  Value is less than $500.

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CHF  — Swiss Franc

CLP  — Chilean Peso

CNY  — Chinese Yuan Renminbi

CZK  — Czech Koruna

DKK  — Danish Krone

EUR  — Euro

GBP  — British Pound

HKD  — Hong Kong Dollar

ILS  — Israeli Shekel

INR  — Indian Rupee

JPY  — Japanese Yen

KRW  — South Korean Won

MXN  — Mexican New Peso

MYR  — Malaysian Ringgit

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

PLN  — Polish Zloty

RUB  — Russian Ruble

SEK  — Swedish Krona

SGD  — Singapore Dollar

THB  — Thai Baht

TWD  — Taiwan Dollar

USD  — United States Dollar

ZAR  — South African Rand

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	8	$462	Jul-11	$13
Hang Seng China ENT Index (Hong Kong)	5	405	Jul-11	1
IBEX 35 Index (Spain)	3	447	Jul-11	11
SGX MSCI Singapore Index (Singapore)	4	235	Jul-11	5
10 yr. Japan Government Bond (Japan)	1	1,752	Sep-11	1
DAX Index (Germany)	5	1,340	Sep-11	45
FTSE 100 Index (United Kingdom)	3	284	Sep-11	8
MSCI Emerging Market E MINI Index (United States)	52	3,006	Sep-11	60
NIKKEI 225 Index (United States)	7	430	Sep-11	15
S+P 500 E MINI Index (United States)	2	131	Sep-11	6
S+P Mid Cap 400 E MINI Index (United States)	8	781	Sep-11	38
U.S. Treasury 5 yr. Note (United States)	2	238	Sep-11	—	@
	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Short:
Hang Seng Index (Hong Kong)	2	$(288)	Jul-11	$(3)
Euro STOXX 50 Index (Germany)	52	(2,148)	Sep-11	(81)
German Euro BOBL (Germany)	2	(338)	Sep-11	— @
German Euro Bund (Germany)	4	(728)	Sep-11	1
S+P 500 E MINI Index (United States)	12	(789)	Sep-11	(31)
TOPIX Index (Japan)	9	(950)	Sep-11	(38)
U.S. Treasury 10 yr. Note (United States)	42	(5,138)	Sep-11	(23)
U.S. Treasury 2 yr. Note (United States)	3	(658)	Sep-11	(1)
U.S. Treasury 30 yr. Bond (United States)	5	(615)	Sep-11	4
				$31

@  Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-8 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$2,972	$—	$2,972
Asset-Backed Securities	—	250	—	250
Commercial Mortgage Backed Securities	—	810	—	810
Corporate Bonds	—	8,521	—	8,521
Municipal Bonds	—	98	—	98
Sovereign	—	9,769	—	9,769
U.S. Treasury Securities	—	4,562	—	4,562
Total Fixed Income Securities	—	26,982	—	26,982
Common Stocks
Aerospace & Defense	398	136	—	534
Air Freight & Logistics	45	33	—	78
Airlines	16	18	—	34
Auto Components	248	202	—	450
Automobiles	89	825	—	914
Beverages	464	359	—	823

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Biotechnology	$299	$52	$—	$351
Building Products	—	167	—	167
Capital Markets	498	448	—	946
Chemicals	426	739	—	1,165
Commercial Banks	921	2,386	—	3,307
Commercial Services & Supplies	73	100	—	173
Communications Equipment	289	159	—	448
Computers & Peripherals	912	112	—	1,024
Construction & Engineering	220	112	—	332
Construction Materials	—	72	—	72
Consumer Finance	105	—	—	105
Containers & Packaging	106	31	—	137
Distributors	129	32	—	161
Diversified Financial Services	546	276	—	822
Diversified Telecommunication Services	194	593	—	787
Electric Utilities	—	636	—	636
Electrical Equipment	152	331	—	483
Electronic Equipment, Instruments & Components	246	303	—	549
Energy Equipment & Services	415	112	—	527
Food & Staples Retailing	558	393	—	951
Food Products	408	562	—	970
Gas Utilities	—	104	—	104
Health Care Equipment & Supplies	403	155	—	558
Health Care Providers & Services	784	27	—	811
Health Care Technology	23	—	—	23
Hotels, Restaurants & Leisure	370	117	—	487
Household Durables	92	167	—	259
Household Products	501	103	—	604
Independent Power Producers & Energy Traders	67	30	—	97
Industrial Conglomerates	360	387	—	747
Information Technology Services	625	19	—	644
Insurance	889	993	—	1,882
Internet & Catalog Retail	34	28	—	62
Internet Software & Services	276	16	—	292
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Leisure Equipment & Products	$—	$26		$—	$26
Life Sciences Tools & Services	122	29		—	151
Machinery	496	583		—	1,079
Marine	—	66		—	66
Media	590	205		—	795
Metals & Mining	756	1,219		—	1,975
Multi-Utilities	170	263		—	433
Multiline Retail	295	27		—	322
Office Electronics	27	149		—	176
Oil, Gas & Consumable Fuels	2,838	1,326		—	4,164
Paper & Forest Products	134	34		—	168
Personal Products	—	109		—	109
Pharmaceuticals	1,465	1,200		—	2,665
Professional Services	22	91		—	113
Real Estate Investment Trusts (REITs)	248	280		—	528
Real Estate Management & Development	47	503		—	550
Road & Rail	376	211		—	587
Semiconductors & Semiconductor Equipment	448	134		—	582
Software	742	170		—	912
Specialty Retail	369	166		—	535
Textiles, Apparel & Luxury Goods	132	194		—	326
Thrifts & Mortgage Finance	6	—		—	6
Tobacco	443	260		—	703
Trading Companies & Distributors	5	270		—	275
Transportation Infrastructure	—	67		—	67
Water Utilities	—	20		—	20
Wireless Telecommunication Services	50	485		—	535
Total Common Stocks	21,962	19,422		—	41,384
Commodity Linked Securities	—	2,933		—	2,933
Rights	—	—	@	—	—	@
Investment Companies	4,698	—		—	4,698
Short-Term Investments
Investment Company	5,827	—		—	5,827
Repurchase Agreements	—	1,114		—	1,114
Total Short-Term Investments	5,827	1,114		—	6,941

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Foreign Currency Exchange Contracts	—	121	—	121
Futures Contracts	208	—	—	208
Total Assets	32,695	50,572	—	83,267
Liabilities:
Foreign Currency Exchange Contracts	—	(59)	—	(59)
Futures Contracts	(177)	—	—	(177)
Total Liabilities	(177)	(59)	—	(236)
Total	$32,518	$50,513	$—	$83,031

@ Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $18,186,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Portfolio Composition*+

Classification	Percentage of Total Investments
Common Stocks	53.6%
Fixed Income Securities	34.9
Investment Companies	6.1
Other**	5.4
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2011.

**  Industries and/or investment types representing less than 5% of total investments.

+  Does not include open long/short futures contracts with an underlying face amount of $21,163,000 with net unrealized appreciation of approximately $31,000. Also does not include open foreign currency exchange contracts with net unrealized appreciation of approximately $62,000.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Global Tactical Asset Allocation Portfolio

Statement of Assets and Liabilities	June 30, 2011 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $70,960)	$73,201
Investment in Security of Affiliated Issuer, at Value (Cost $9,714)	9,737
Total Investments in Securities, at Value (Cost $80,674)	82,938
Foreign Currency, at Value (Cost $524)	528
Cash	11
Due from Broker	864
Interest Receivable	323
Unrealized Appreciation on Foreign Currency Exchange Contracts	121
Tax Reclaim Receivable	104
Dividends Receivable	68
Variation Margin	50
Receivable for Portfolio Shares Sold	29
Due from Adviser	19
Receivable for Investments Sold	1
Receivable from Affiliate	1
Other Assets	7
Total Assets	85,064
Liabilities:
Collateral on Securities Loaned, at Value	5,738
Payable for Delayed Delivery Commitments	1,309
Payable for Investments Purchased	266
Unrealized Depreciation on Foreign Currency Exchange Contracts	59
Payable for Portfolio Shares Redeemed	54
Payable for Custodian Fees	17
Payable for Administration Fees	16
Payable for Professional Fees	7
Payable for Directors' Fees and Expenses	2
Distribution Fees — Class II Shares	—	@
Other Liabilities	4
Total Liabilities	7,472
NET ASSETS	$77,592
Net Assets Consist of:
Paid-in-Capital	$92,360
Undistributed Net Investment Income	1,478
Accumulated Net Realized Loss	(18,624)
Unrealized Appreciation (Depreciation) on:
Investments	2,241
Investments in Affiliates	23
Futures Contracts	29
Foreign Currency Exchange Contracts	62
Foreign Currency Translations	23
Net Assets	$77,592
CLASS I:
Net Assets	$77,576
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,244,113 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.41
CLASS II:
Net Assets	$16
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,668 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.41
(1) Including:
Securities on Loan, at Value:	$7,588

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Global Tactical Asset Allocation Portfolio

Statement of Operations	Six Months Ended June 30, 2011 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $45 of Foreign Taxes Withheld)	$621
Interest from Securities of Unaffiliated Issuers (Net of $ —@ Foreign Taxes Withheld)	335
Dividends from Security of Affiliated Issuer	32
Interest from Securities of Affiliated Issuers	3
Total Investment Income	991
Expenses:
Investment Advisory Fees (Note B)	323
Administration Fees (Note C)	101
Custodian Fees (Note F)	92
Shareholder Reporting Fees	71
Professional Fees	38
Pricing Fees	35
Directors' Fees and Expenses	1
Distribution Fees — Class II Shares (Note D)	— @
Other Expenses	5
Total Expenses	666
Voluntary Waiver of Investment Advisory Fees (Note B)	(242)
Rebate from Morgan Stanley Affiliates (Note H)	(25)
Distribution Fees — Class II Shares Waived (Note D)	(— @)
Net Expenses	399
Net Investment Income	592
Realized Gain (Loss):
Investments Sold	1,705
Investments in Affiliates	(7)
Foreign Currency Exchange Contracts	244
Foreign Currency Transactions	29
Futures Contracts	333
Swap Agreements	3
Net Realized Gain	2,307
Change in Unrealized Appreciation (Depreciation):
Investments	903
Investments in Affiliates	(51)
Foreign Currency Exchange Contracts	(56)
Foreign Currency Translations	12
Futures Contracts	(156)
Swap Agreements	(16)
Net Change in Unrealized Appreciation (Depreciation)	636
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	2,943
Net Increase in Net Assets Resulting from Operations	$3,535

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Global Tactical Asset Allocation Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$592	$1,198
Net Realized Gain	2,307	3,473
Net Change in Unrealized Appreciation (Depreciation)	636	(351)
Net Increase in Net Assets Resulting from Operations	3,535	4,320
Distributions from and/or in Excess of:
Net Investment Income	—	(2,632)
Total Distributions	—	(2,632)
Capital Share Transactions:(1)
Class I:
Subscribed	2,044	8,513
Distributions Reinvested	—	2,632
Redeemed	(13,754)	(25,865)
Class II:
Subscribed	15	—
Redeemed	(— @)	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(11,695)	(14,720)
Regulatory Settlement Proceeds:
Net Increase from Regulatory Settlement (Note I)	—	77
Total Decrease in Net Assets	(8,160)	(12,955)
Net Assets:
Beginning of Period	85,752	98,707
End of Period (Including Undistributed Net Investment Income of $1,478 and $886)	$77,592	$85,752
(1) Capital Share Transactions:
Class I:
Shares Subscribed	219	1,008
Shares Issued on Distributions Reinvested	—	351
Shares Redeemed	(1,486)	(3,047)
Net Decrease in Class I Shares Outstanding	(1,267)	(1,688)
Class II:
Shares Subscribed	2	—
Shares Redeemed	(— @@)
Net Increase in Class II Shares Outstanding	2	—

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Financial Highlights

Global Tactical Asset Allocation Portfolio

	Class I
	Six Months Ended June 30, 2011		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2010		2009	2008	2007		2006
Net Asset Value, Beginning of Period	$9.02		$8.81		$6.86	$14.50	$14.26		$12.38
Income (Loss) from Investment Operations:
Net Investment Income†	0.07		0.11		0.13	0.30	0.17		0.16
Net Realized and Unrealized Gain (Loss)	0.32		0.34		2.05	(6.09)	1.89		2.77
Total from Investment Operations	0.39		0.45		2.18	(5.79)	2.06		2.93
Distributions from and/or in Excess of:
Net Investment Income	—		(0.25)		(0.23)	(0.38)	(0.23)		(0.01)
Net Realized Gain	—		—		—	(1.47)	(1.59)		(1.04)
Total Distributions	—		(0.25)		(0.23)	(1.85)	(1.82)		(1.05)
Regulatory Settlement Proceeds	—		0.01	^^	—	—	—		—
Net Asset Value, End of Period	$9.41		$9.02		$8.81	$6.86	$14.50		$14.26
Total Return ++	4.44	%#	5.68%		32.53%	(44.62)%	14.59%		25.13%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$77,576		$85,752		$98,707	$86,530	$209,933		$194,060
Ratio of Expenses to Average Net Assets(1)	0.99	%+*	1.03	%+	1.04%+	1.05%+	1.05	%+	1.09%^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.03	%+	N/A	N/A	N/A		N/A
Ratio of Net Investment Income to Average Net Assets(1)	1.47	%+*	1.35	%+	1.75%+	2.72%+	1.15	%+	1.25%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.06	%*	0.02%		0.01%	0.00%§	0.00	%§	N/A
Portfolio Turnover Rate	62	%#	183%		30%	26%	43%		80%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.65	%*	1.45	%+	1.21%+	1.19%+	1.15	%+	1.18%
Net Investment Income to Average Net Assets	0.81	%*	0.93	%+	1.58%+	2.58%+	1.05	%+	1.15%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective June 1, 2006, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class I shares. Prior to June 1, 2006, the maximum ratio was 1.15% for Class I shares.

§  Amount is less than 0.005%.

^^  During the year ended December 31, 2010 the Portfolio received a regulatory settelment from an unaffiliated third party, which had an impact of 0.11% on the total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will note likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been aproximately 5.57%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Financial Highlights

Global Tactical Asset Allocation Portfolio

	Class II
Selected Per Share Data and Ratios	Period from March 15, 2011^ to June 30, 2011 (unaudited)
Net Asset Value, Beginning of Period	$9.04
Income (Loss) from Investment Operations:
Net Investment Income†	0.05
Net Realized and Unrealized Gain (Loss)	0.32
Total from Investment Operations	0.37
Net Asset Value, End of Period	$9.41
Total Return ++	4.09	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$16
Ratio of Expenses to Average Net Assets(1)	1.10	%+*
Ratio of Net Investment Income to Average Net Assets(1)	1.77	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.05	%*
Portfolio Turnover Rate	62	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.29	%*
Net Investment Income to Average Net Assets	0.58	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). Effective March 15, 2011, the Class II shares commenced operations.

The accompanying financial statements relate to the Global Tactical Asset Allocation Portfolio. The Portfolio seeks total return. The Portfolio seeks to achieve total return by investing in a blend of equity and fixed income securities of U.S. and non-U.S. issuers. In seeking to achieve this investment objective, the Portfolio will implement a global tactical approach to achieving total return, and to control risk and volatility.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the "Directors") determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

  All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

  Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

  Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

  Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

  Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

  At June 30, 2011, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

  Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.  Derivatives: The Portfolio used derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

  Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Investment Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

  Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

  Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell or foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

particular currency. Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or (loss). The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  Futures: A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected as part of "Due from (to) Broker" on the Statement of Assets and Liabilities. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio's initial investment in such contracts.

  Swaps: A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counter-party. Swap agreements currently are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. The Portfolio's use of swaps may include those based on the credit of an underlying security, commonly referred to as "credit default swaps." Where the Portfolio is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third party on the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default or similar event of the referenced debt obligation.

  Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

  The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2011.

Primary Risk Exposure	Statement of Assets and Liabilities	Futures Contracts (000)(a)	Foreign Currency Exchange Contracts (000)
Assets:
Currency Risk	Receivables	$—	$121
Equity Risk	Receivables	202	—
Interest Rate Risk	Receivables	6	—
Total Receivables		$208	$121

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

Primary Risk Exposure	Statement of Assets and Liabilities	Futures Contracts (000)(a)	Foreign Currency Exchange Contracts (000)
Liabilities:
Currency Risk	Payables	$—	$59
Equity Risk	Payables	(153)	—
Interest Rate Risk	Payables	(24)	—
Total Payables		$(177)	$59

(a)  This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statements of Assets and Liabilities only reflect the current day variation margin, receivable/payable to brokers.

  The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2011 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency
	Exchange Contracts	$244
Equity Risk	Futures Contracts	402
Interest Rate Risk	Futures Contracts	(69)
Equity Risk	Swap Contracts	37
Interest Rate Risk	Swap Contracts	(34)
	Total	$580
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency
	Exchange Contracts	$(56)
Equity Risk	Futures Contracts	(63)
Interest Rate Risk	Futures Contracts	(93)
Equity Risk	Swap Contracts	7
Interest Rate Risk	Swap Contracts	(23)
	Total	$(228)

  For the six months ended June 30, 2011, the average monthly principal amount of foreign exchange contracts was $23,606,000, the average monthly original value of futures contracts was $22,597,000 and the average monthly notional amount of swaps was $3,345,000.

4.  Structured Investments: The Portfolio also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency or market when direct access to a market is limited or inefficient from a tax or cost standpoint. Investments in structured investments involve risks including counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk because the Portfolio is relying on the creditworthiness of such counterparty and has no rights with respect to the issuer of the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

5.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities or designates such assets as segregated on the Portfolio's records. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

6.  Security Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

  Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees,

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio's Statement of Operations in affiliated dividend income and interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

  The value of loaned securities and related collateral outstanding at June 30, 2011 were approximately $7,588,000 and $7,785,000, respectively. The Portfolio received cash collateral of approximately $5,738,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The remaining collateral of $2,047,000 was received in the form of U.S. Government Agencies and Obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments. For the six months ended June 30, 2011, the Portfolio had income from securities lending (after rebates to borrowers and allocation to the securities lending agent) of approximately $26,000 which is presented as "Dividends from Securities of Affiliated Issuers" in the Statement of Operations.

7.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

8.  Fair Value Measurement: FASB ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

  In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

9.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

  Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser" or "MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

Effective July 1, 2011 the investment advisory service fees were reduced to the annual rate based on average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

MS Investment Management has agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2011, this waiver amounted to approximately $242,000. Effective July 1, 2011, the maximum ratio for Class I shares and Class II shares were reduced to 1.00% and 1.10%, respectively.

Morgan Stanley Investment Management Limited, ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company"), each a wholly-owned subsidiary of Morgan Stanley, serve as investment sub-advisers (the "Sub-Advisers") for the Portfolio on a day-to-day basis. MSIM Limited and MSIM Company each select, buy and sell securities for the Portfolio under the supervision of the Adviser. The Adviser pays each of the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2011, this waiver amounted to less than $500.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years filed in the four year period ended December 31, 2010, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during fiscal 2010 and 2009 was as follows:

2010 Distributions Paid From:		2009 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,632	$—	$2,650	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, and on certain equity securities designated as issued by passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2010:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$89	$(2)	$(87)

At December 31, 2010, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$981	—

At June 30, 2011, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$80,674	$3,690	$(1,426)	$2,264

At December 31, 2010, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $20,176,000, of which $819,000 will expire on December 31, 2016 and $19,357,000 will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2010, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,916,000.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2011, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $35,783,000 and $34,101,000, respectively. For the six months ended June 30, 2011, purchases and sales of long-term U.S. Government securities were approximately $11,198,000 and $10,410,000, respectively.

The Portfolio invests in Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio, an open-end management investment company managed by the Adviser. The Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio has a cost basis of approximately $3,527,000 at June 30, 2011. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio. For the six months ended June 30, 2011, advisory fees paid were reduced by approximately $18,000 relating to the Portfolio's investment in the Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio.

A summary of the Portfolio's transactions in shares of the Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio during the six months ended June 30, 2011 is as follows:

Value December 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain/ Loss (000)	Dividend Income (000)	Value June 30, 2011 (000)
$3,602	$—	$—	$—	$—	$3,569

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2011, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2011 is as follows:

Value December 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Value June 30, 2011 (000)
$25,889	$15,759	$35,821	$6	$5,827

During the six months ended June 30, 2011, the Portfolio had transactions with Citigroup, Inc., and its affiliated broker/dealers which may be deemed to be affiliates of the Investment Adviser, Distributor, Sub-Advisers and Administrator under Section 17 of the 1940 Act.

Value December 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain/ Loss (000)	Interest Income (000)	Value June 30, 2011 (000)
$114	$305	$52	$(7)	$3	$341

I. Regulatory Settlement Proceeds: The Portfolio received approximately $77,000 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

J. Other: At June 30, 2011, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 74.5% and 100.0%, for Class I and Class II shares, respectively.

K. Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFIMASAN
IU11-01645P-Y06/11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Mid Cap Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Expense Examples

Mid Cap Growth Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Actual Ending Account Value 6/30/11	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Mid Cap Growth Portfolio Class I	$1,000.00	$1,118.80	$1,019.59	$5.52	$5.26	1.05%
Mid Cap Growth Portfolio Class II	1,000.00	1,118.20	1,019.09	6.04	5.76	1.15

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2010, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that while the Portfolio's management fee was higher than its peer group average, the total expense ratio was lower than its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was competitive with its peer group average, (ii) the Portfolio's management fee, although higher than its peer group average, was acceptable given the quality and nature of services provided, and (iii) the Portfolio's total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (96.5%)
Air Transport (2.1%)
Expeditors International of Washington, Inc.	131,147	$6,713
Alternative Energy (3.4%)
Range Resources Corp.	90,951	5,048
Ultra Petroleum Corp. (a)	132,413	6,064
		11,112
Asset Management & Custodian (0.9%)
Greenhill & Co., Inc.	51,366	2,765
Biotechnology (4.3%)
IDEXX Laboratories, Inc. (a)	54,435	4,222
Illumina, Inc. (a)	130,715	9,823
		14,045
Casinos & Gambling (1.5%)
Wynn Resorts Ltd.	34,571	4,962
Cement (1.0%)
Martin Marietta Materials, Inc.	42,517	3,400
Chemicals: Diversified (3.0%)
Intrepid Potash, Inc. (a)	148,825	4,837
Rockwood Holdings, Inc. (a)	91,697	5,070
		9,907
Commercial Services (5.8%)
Gartner, Inc. (a)	123,096	4,960
Intertek Group PLC (United Kingdom)	179,908	5,697
Leucadia National Corp.	150,650	5,137
New Oriental Education & Technology Group, Inc. ADR (China) (a)	29,374	3,282
		19,076
Communications Technology (4.6%)
Millicom International Cellular SA SDR (Sweden)	31,342	3,270
Motorola Solutions, Inc. (a)	254,634	11,723
		14,993
Computer Services, Software & Systems (13.6%)
Akamai Technologies, Inc. (a)	150,538	4,737
Alibaba.com Ltd. (China)	1,506,500	2,411
Autodesk, Inc. (a)	97,040	3,746
Citrix Systems, Inc. (a)	37,522	3,002
IHS, Inc., Class A (a)	51,906	4,330
Red Hat, Inc. (a)	145,300	6,669
Renren, Inc. ADR (China) (a)	183,249	1,622
Rovi Corp. (a)	52,958	3,038
Salesforce.com, Inc. (a)	48,000	7,151
Solera Holdings, Inc.	129,598	7,667
		44,373
Computer Technology (5.1%)
LinkedIn Corp. (a)	43,107	3,884
NVIDIA Corp. (a)	63,468	1,011
Yandex N.V., Class A (Russia) (a)	235,282	8,355
Youku.com, Inc. ADR (China) (a)	95,977	3,297
		16,547

	Shares	Value (000)
Consumer Lending (1.8%)
IntercontinentalExchange, Inc. (a)	34,717	$4,330
Moody's Corp.	43,911	1,684
		6,014
Consumer Services: Miscellaneous (1.3%)
Qualicorp SA (Brazil) (a)	439,508	4,196
Cosmetics (1.0%)
Natura Cosmeticos SA (Brazil)	135,513	3,386
Diversified Materials & Processing (1.6%)
Schindler Holding AG (Switzerland)	42,459	5,162
Diversified Media (3.2%)
Factset Research Systems, Inc.	45,952	4,702
Naspers Ltd., Class N (South Africa)	99,959	5,657
		10,359
Diversified Retail (10.8%)
Chipotle Mexican Grill, Inc. (a)	18,612	5,736
Ctrip.com International Ltd. ADR (China) (a)	164,359	7,080
Dollar Tree, Inc. (a)	76,115	5,071
Fastenal Co.	186,958	6,729
NetFlix, Inc. (a)	41,072	10,789
		35,405
Financial Data & Systems (4.6%)
MSCI, Inc., Class A (a)	225,856	8,510
Verisk Analytics, Inc., Class A (a)	184,208	6,378
		14,888
Health Care Services (1.4%)
Stericycle, Inc. (a)	51,359	4,577
Medical & Dental Instruments & Supplies (1.4%)
Techne Corp.	56,568	4,716
Medical Equipment (2.6%)
Intuitive Surgical, Inc. (a)	23,185	8,627
Metals & Minerals: Diversified (2.8%)
Lynas Corp. Ltd. (Australia) (a)	1,112,586	2,148
Molycorp, Inc. (a)	116,694	7,125
		9,273
Pharmaceuticals (6.1%)
Gen-Probe, Inc. (a)	77,240	5,341
Ironwood Pharmaceuticals, Inc. (a)(b)	96,207	1,512
Ironwood Pharmaceuticals, Inc. (a)	71,417	1,123
Mead Johnson Nutrition Co.	103,079	6,963
Valeant Pharmaceuticals International, Inc. (Canada)	96,817	5,031
		19,970
Publishing (1.4%)
Morningstar, Inc.	73,798	4,486
Recreational Vehicles & Boats (3.6%)
Edenred (France)	383,461	11,693
Scientific Instruments: Pollution Control (2.3%)
Covanta Holding Corp.	218,310	3,600
Nalco Holding Co.	138,248	3,845
		7,445

The accompanying notes are an integral part of the financial statements.
4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

	Shares	Value (000)
Semiconductors & Components (2.3%)
ARM Holdings PLC ADR (United Kingdom)	178,852	$5,085
First Solar, Inc. (a)	18,412	2,435
		7,520
Shipping (1.3%)
C.H. Robinson Worldwide, Inc.	52,525	4,141
Textiles Apparel & Shoes (1.7%)
Lululemon Athletica, Inc. (Canada) (a)	50,260	5,620
Total Common Stocks (Cost $241,804)		315,371
Preferred Stocks (0.6%)
Leisure Time (0.6%)
Zynga, Inc. Series C (Cost $2,133) (a)(c)(d)	152,058	2,133
Convertible Preferred Stocks (1.8%)
Alternative Energy (0.4%)
Better Place, Inc. (a)(c)(d)	457,115	1,371
Computer Technology (1.4%)
Groupon, Inc. Series G (a)(c)(d)	69,494	4,448
Total Convertible Preferred Stocks (Cost $3,567)		5,819
Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $2,478)	2,478,413	2,478
Total Investments (99.7%) (Cost $249,982) (e)		325,801
Other Assets in Excess of Liabilities (0.3%)		1,082
Net Assets (100.0%)		$326,883

(a)  Non-income producing security.

(b)  Super voting rights at a ratio of 10:1.

(c)  At June 30, 2011, the Portfolio held fair valued securities valued at approximately $7,952,000, representing 2.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(d)  Security has been deemed illiquid at June 30, 2011.

(e)  The approximate market value and percentage of net assets, $36,038,000 and 11.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

SDR  Swedish Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$6,713	$—	$—	$6,713
Alternative Energy	11,112	—	—	11,112
Asset Management & Custodian	2,765	—	—	2,765
Biotechnology	14,045	—	—	14,045
Casinos & Gambling	4,962	—	—	4,962
Cement	3,400	—	—	3,400
Chemicals: Diversified	9,907	—	—	9,907
Commercial Services	13,379	5,697	—	19,076
Communications Technology	11,723	3,270	—	14,993
Computer Services, Software & Systems	41,962	2,411	—	44,373
Computer Technology	16,547	—	—	16,547
Consumer Lending	6,014	—	—	6,014
Consumer Services: Miscellaneous	4,196	—	—	4,196
Cosmetics	3,386	—	—	3,386
Diversified Materials & Processing	—	5,162	—	5,162
Diversified Media	4,702	5,657	—	10,359
Diversified Retail	35,405	—	—	35,405
Financial Data & Systems	14,888	—	—	14,888
Health Care Services	4,577	—	—	4,577
Medical & Dental Instruments & Supplies	4,716	—	—	4,716
Medical Equipment	8,627	—	—	8,627
Metals & Minerals: Diversified	7,125	2,148	—	9,273
Pharmaceuticals	19,970	—	—	19,970
Publishing	4,486	—	—	4,486
Recreational Vehicles & Boats	—	11,693	—	11,693
Scientific Instruments: Pollution Control	7,445	—	—	7,445
Semiconductors & Components	7,520	—	—	7,520
Shipping	4,141	—	—	4,141
Textiles Apparel & Shoes	5,620	—	—	5,620
Total Common Stocks	279,333	36,038	—	315,371

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Preferred Stocks	$—	$—	$2,133	$2,133
Convertible Preferred Stocks	—	—	5,819	5,819
Short-Term Investment
Investment Company	2,478	—	—	2,478
Total Assets	$281,811	$36,038	$7,952	$325,801

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $32,768,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$—	$3,566
Purchases	2,133
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation/depreciation	—	2,253
Realized gains (losses)	—	—
Ending Balance	$2,133	$5,819
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$—	$2,253

Portfolio Composition

Classification	Percentage of Total Investments
Other*	58.4%
Computer Services, Software & Systems	13.6
Diversified Retail	10.9
Pharmaceuticals	6.1
Commercial Services	5.9
Computer Technology	5.1
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities	June 30, 2011 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $247,504)	$323,323
Investment in Security of Affiliated Issuer, at Value (Cost $2,478)	2,478
Total Investments in Securities, at Value (Cost $249,982)	325,801
Foreign Currency, at Value (Cost $ —@)	—	@
Receivable for Investments Sold	9,170
Receivable for Portfolio Shares Sold	1,232
Dividends Receivable	161
Tax Reclaim Receivable	35
Receivable from Affiliate	—	@
Other Assets	13
Total Assets	336,412
Liabilities:
Payable for Investments Purchased	7,930
Payable for Portfolio Shares Redeemed	835
Payable for Investment Advisory Fees	610
Payable for Administration Fees	65
Distribution Fees — Class II Shares	20
Payable for Professional Fees	17
Payable for Custodian Fees	13
Payable for Directors' Fees and Expenses	4
Bank Overdraft	1
Other Liabilities	34
Total Liabilities	9,529
NET ASSETS	$326,883
Net Assets Consist of:
Paid-in-Capital	$232,258
Distributions in Excess of Net Investment Income	(562)
Accumulated Net Realized Gain	19,373
Unrealized Appreciation (Depreciation) on:
Investments	75,819
Foreign Currency Translations	(5)
Net Assets	$326,883
CLASS I:
Net Assets	$81,142
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,985,582 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.56
CLASS II:
Net Assets	$245,741
Net Asset Value, Offering and Redemption Price Per Share Applicable to 18,297,192 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.43

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Mid Cap Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2011 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $92 of Foreign Taxes Withheld)	$1,134
Dividends from Security of Affiliated Issuer	3
Total Investment Income	1,137
Expenses:
Investment Advisory Fees (Note B)	1,181
Distribution Fees — Class II Shares (Note D)	417
Administration Fees (Note C)	394
Custodian Fees (Note F)	22
Professional Fees	21
Shareholder Reporting Fees	15
Directors' Fees and Expenses	5
Pricing Fees	5
Other Expenses	8
Total Expenses	2,068
Distribution Fees — Class II Shares Waived (Note D)	(298)
Rebate from Morgan Stanley Affiliate (Note H)	(3)
Net Expenses	1,767
Net Investment Loss	(630)
Realized Gain:
Investments Sold	20,799
Foreign Currency Transactions	3
Net Realized Gain	20,802
Change in Unrealized Appreciation (Depreciation):
Investments	14,565
Foreign Currency Translations	(6)
Net Change in Unrealized Appreciation (Depreciation)	14,559
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	35,361
Net Increase in Net Assets Resulting from Operations	$34,731

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Mid Cap Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(630)	$81
Net Realized Gain	20,802	15,102
Net Change in Unrealized Appreciation (Depreciation)	14,559	57,614
Net Increase in Net Assets Resulting from Operations	34,731	72,797
Capital Share Transactions:(1)
Class I:
Subscribed	11,927	18,911
Redeemed	(9,514)	(21,560)
Class II:
Subscribed	22,597	26,382
Redeemed	(30,358)	(37,636)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,348)	(13,903)
Total Increase in Net Assets	29,383	58,894
Net Assets:
Beginning of Period	297,500	238,606
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $(562) and $68)	$326,883	$297,500
(1) Capital Share Transactions:
Class I:
Shares Subscribed	934	1,854
Shares Redeemed	(734)	(2,137)
Net Increase (Decrease) in Class I Shares Outstanding	200	(283)
Class II:
Shares Subscribed	1,755	2,561
Shares Redeemed	(2,383)	(3,783)
Net Decrease in Class II Shares Outstanding	(628)	(1,222)

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended June 30, 2011		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$12.12		$9.16		$5.81		$14.58	$12.48		$12.18
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.02)		0.01		(0.01)		(0.04)	0.04		0.01
Net Realized and Unrealized Gain (Loss)	1.46		2.95		3.36		(5.51)	2.74		1.07
Total from Investment Operations	1.44		2.96		3.35		(5.55)	2.78		1.08
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.10)	—		—
Net Realized Gain	—		—		—		(3.12)	(0.68)		(0.78)
Total Distributions	—		—		—		(3.22)	(0.68)		(0.78)
Net Asset Value, End of Period	$13.56		$12.12		$9.16		$5.81	$14.58		$12.48
Total Return ++	11.88	%#	32.31%		57.66%		(46.77)%	22.67%		9.28%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$81,142		$70,122		$55,559		$48,874	$122,169		$120,414
Ratio of Expenses to Average Net Assets(1)	1.05	%+††*	1.05	%+††	1.04	%+	1.05%+	1.06	%+	1.05%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.05	%+††	N/A		N/A	1.05	%+	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.33	)%+††*	0.10	%+††	(0.12	)%+	(0.37)%+	0.27	%+	0.07%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.01%		0.00%§	0.00	%§	N/A
Portfolio Turnover Rate	17	%#	43%		41%		41%	78%		65%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.06	%+††	1.06	%+	1.06%+	1.09	%+	1.06%
Net Investment Income (Loss) to Average Net Assets	N/A		0.09	%+††	(0.14	)%+	(0.38)%+	0.23	%+	0.06%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Financial Highlights

Mid Cap Growth Portfolio

	Class II
	Six Months Ended June 30, 2011		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$12.01		$9.09		$5.77		$14.50	$12.42		$12.14
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.03)		0.00	‡	(0.01)		(0.05)	0.04		0.00 ‡
Net Realized and Unrealized Gain (Loss)	1.45		2.92		3.33		(5.48)	2.72		1.06
Total from Investment Operations	1.42		2.92		3.32		(5.53)	2.76		1.06
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.08)	—		—
Net Realized Gain	—		—		—		(3.12)	(0.68)		(0.78)
Total Distributions	—		—		—		(3.20)	(0.68)		(0.78)
Net Asset Value, End of Period	$13.43		$12.01		$9.09		$5.77	$14.50		$12.42
Total Return ++	11.82	%#	32.27%		57.37%		(46.82)%	22.61%		9.14%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$245,741		$227,378		$183,047		$107,647	$167,962		$182,020
Ratio of Expenses to Average Net Assets(1)	1.15	%+††*	1.15	%+††	1.14	%+	1.15%+	1.16	%+	1.15%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.15	%+††	N/A		N/A	1.15	%+	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.43	)%+††*	0.00	%+††§	(0.20	)%+	(0.47)%+	0.27	%+	(0.04)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.01%		0.00%§	0.00	%§	N/A
Portfolio Turnover Rate	17	%#	43%		41%		41%	78%		65%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.40	%*††	1.41	%+††	1.41	%+	1.41%+	1.44	%+	1.40%
Net Investment Loss to Average Net Assets	(0.68	)%*††	(0.26	)%+††	(0.47	)%+	(0.73)%+	(0.01	)%+	(0.29)%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies, including emerging market securities. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the "Directors") determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosure ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards.

4.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser" or "MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

MS Investment Management has agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

C. Administration Fees: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2011, this waiver amounted to approximately $298,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2010, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during the years ended December 31, 2010 and December 31, 2009.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and gains on certain equity securities designated as issued by passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2010:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(2)	$2	$—

At December 31, 2010, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,009	$105

At June 30, 2011, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$249,982	$86,108	$(10,289)	$75,819

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2010, the Portfolio deferred to January 3, 2011, for U.S. Federal income tax purposes, capital losses of approximately $256,000.

During the year ended December 31, 2010, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $12,558,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2011, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $53,319,000 and $55,387,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2011.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2011, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2011 is as follows:

Value December 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Value June 30, 2011 (000)
$7,992	$33,480	$38,994	$3	$2,478

During the six months ended June 30, 2011, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2011 the Portfolio incurred less than $500 in brokerage commissions with Citigroup, Inc. and its affiliated broker/dealers, which may be deemed affiliates of the Investment Adviser, Administrator and Distributor under Section 17 of the 1940 Act, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2011, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 77.5% and 81.3%, for Class I and Class II shares, respectively.

J. Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFMCGSAN
IU11-01647P-Y06/11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

U.S. Real Estate Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Expense Examples

U.S. Real Estate Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Actual Ending Account Value 6/30/11	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$1,096.00	$1,019.34	$5.72	$5.51	1.10%
U.S. Real Estate Portfolio Class II	1,000.00	1,095.80	1,018.10	7.02	6.76	1.35

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2010, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was competitive with its peer group average, and (ii) the Portfolio's management fee and total expense ratio, although higher than its peer group average, were acceptable given the quality and nature of services provided.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
Commercial Financing (1.3%)
CreXus Investment Corp. REIT	103,470	$1,150
Starwood Property Trust, Inc. REIT	258,561	5,303
		6,453
Diversified (10.2%)
Coresite Realty Corp. REIT	98,690	1,618
Cousins Properties, Inc. REIT	683,902	5,840
Digital Realty Trust, Inc. REIT	41,314	2,552
Forest City Enterprises, Inc., Class A (a)	634,773	11,851
Lexington Realty Trust REIT	33,150	303
Vornado Realty Trust REIT	306,424	28,553
Winthrop Realty Trust REIT	164,890	1,969
		52,686
Health Care (10.9%)
Assisted Living Concepts, Inc., Class A	296,310	4,972
Capital Senior Living Corp. (a)	112,668	1,047
HCP, Inc. REIT	612,128	22,459
Health Care, Inc. REIT	91,670	4,806
Healthcare Realty Trust, Inc. REIT	572,499	11,811
LTC Properties, Inc. REIT	28,854	803
Nationwide Health Properties, Inc. REIT	11,745	486
Senior Housing Properties Trust REIT	417,705	9,778
		56,162
Industrial (4.3%)
Cabot Industrial Value Fund II, LP (a)(b)(c)(d)	11,760	4,116
DCT Industrial Trust, Inc. REIT	527,721	2,760
Keystone Industrial Fund, LP (a)(b)(c)(d)	6,362,376	5,790
ProLogis, Inc. REIT	244,680	8,769
STAG Industrial, Inc. REIT	77,870	954
		22,389
Lodging/Resorts (12.2%)
Ashford Hospitality Trust, Inc. REIT	237,010	2,951
Host Hotels & Resorts, Inc. REIT	1,973,082	33,444
Hyatt Hotels Corp., Class A (a)	47,940	1,957
RLJ Lodging Trust (a)	94,130	1,635
Starwood Hotels & Resorts Worldwide, Inc.	411,446	23,057
		63,044
Office (10.6%)
BioMed Realty Trust, Inc. REIT	79,770	1,535
Boston Properties, Inc. REIT	230,567	24,477
BRCP REIT I LP (a)(b)(c)(d)	2,928,671	791
BRCP REIT II, LP REIT (a)(b)(c)(d)	7,155,500	3,506
Brookfield Office Properties, Inc.	343,416	6,621
CommonWealth REIT	50,847	1,314
Douglas Emmett, Inc. REIT	115,300	2,293
Hudson Pacific Properties, Inc.	223,250	3,467
Mack-Cali Realty Corp. REIT	322,871	10,635
Parkway Properties, Inc. REIT	6,480	111
		54,750

	Shares	Value (000)
Office/Industrial Mixed (0.6%)
Liberty Property Trust REIT	6,191	$202
PS Business Parks, Inc. REIT	54,667	3,012
		3,214
Regional Malls (16.9%)
General Growth Properties, Inc. REIT	1,211,317	20,217
Simon Property Group, Inc. REIT	573,871	66,701
		86,918
Residential Apartments (17.2%)
American Campus Communities, Inc. REIT	48,920	1,738
Apartment Investment & Management Co., Class A REIT	224,340	5,727
AvalonBay Communities, Inc. REIT	144,905	18,606
BRE Properties, Inc. REIT	270	13
Camden Property Trust REIT	134,454	8,554
Equity Residential REIT	871,158	52,270
Post Properties, Inc. REIT	41,977	1,711
		88,619
Residential Manufactured Homes (2.0%)
Equity Lifestyle Properties, Inc. REIT	168,864	10,544
Self Storage (4.1%)
Public Storage REIT	164,466	18,751
Sovran Self Storage, Inc. REIT	56,762	2,327
		21,078
Shopping Centers (7.4%)
Acadia Realty Trust REIT	248,076	5,043
Equity One, Inc. REIT	10,005	186
Federal Realty Investment Trust REIT	79,054	6,734
Kite Realty Group Trust REIT	98,314	490
Regency Centers Corp. REIT	508,011	22,337
Retail Opportunity Investments Corp.	334,017	3,594
		38,384
Timber (0.4%)
Plum Creek Timber Co., Inc. REIT	50,536	2,049
Total Common Stocks (Cost $356,954)		506,290
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $9,698)	9,698,233	9,698
Total Investments (100.0%) (Cost $366,652)		515,988
Liabilities in Excess of Other Assets (—%)		(24)
Net Assets (100.0%)		$515,964

(a)  Non-income producing security.

(b)  At June 30, 2011, the Portfolio held fair valued securities valued at approximately $14,203,000, representing 2.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(c)  Security has been deemed illiquid at June 30, 2011.

The accompanying notes are an integral part of the financial statements.
4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

(d)  Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT I, LLC was acquired between
12/04 - 5/08 and has a current cost basis of approximately $923,000. BRCP REIT II, LLC was acquired between 1/07 - 4/11 and has a current cost basis of approximately $7,155,000. Cabot Industrial Value Fund II, LP was acquired between 3/07 - 5/09 and has a current cost basis of approximately $5,880,000, Keystone Industrial Fund LP was acquired between 3/07 - 6/11 and has a current cost basis of approximately $5,254,000. At June 30, 2011, these securities had an aggregate market value of approximately $14,203,000 representing 2.8% of net assets.

REIT  Real Estate Investment Trust.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-4 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Commercial Financing	$6,453	$—	$—	$6,453
Diversified	52,686	—	—	52,686
Health Care	56,162	—	—	56,162
Industrial	12,483	—	9,906	22,389
Lodging/Resorts	63,044	—	—	63,044
Office	50,453	—	4,297	54,750
Office/Industrial Mixed	3,214	—	—	3,214
Regional Malls	86,918	—	—	86,918
Residential Apartments	88,619	—	—	88,619
Residential Manufactured Homes	10,544	—	—	10,544
Self Storage	21,078	—	—	21,078
Shopping Centers	38,384	—	—	38,384
Timber	2,049	—	—	2,049
Total Common Stocks	492,087	—	14,203	506,290
Short-Term Investment –
Investment Company	9,698	—	—	9,698
Total Assets	$501,785	$—	$14,203	$515,988

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$13,370
Purchases	443
Sales	(292)
Amortization of discount	—
Transfers in	—
Transfers out
Change in unrealized appreciation/depreciation	682
Realized gains (losses)	—
Ending Balance	$14,203
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$682

Portfolio Composition

Classification	Percentage of Total Investments
Residential Apartments	17.2%
Regional Malls	16.9
Other*	14.6
Lodging/Resorts	12.2
Health Care	10.9
Office	10.6
Diversified	10.2
Shopping Centers	7.4
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2011 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $356,954)	$506,290
Investment in Security of Affiliated Issuer, at Value (Cost $9,698)	9,698
Total Investments in Securities, at Value (Cost $366,652)	515,988
Foreign Currency, at Value (Cost $1)	1
Receivable for Investments Sold	1,685
Receivable for Portfolio Shares Sold	1,644
Dividends Receivable	1,099
Receivable from Affiliate	1
Other Assets	41
Total Assets	520,459
Liabilities:
Payable for Portfolio Shares Redeemed	2,539
Payable for Investment Advisory Fees	1,033
Payable for Investments Purchased	536
Payable for Administration Fees	105
Bank Overdraft	50
Payable for Professional Fees	48
Distribution Fees — Class II Shares	42
Payable for Custodian Fees	21
Payable for Directors' Fees and Expenses	12
Other Liabilities	109
Total Liabilities	4,495
NET ASSETS	$515,964
Net Assets Consist of:
Paid-in-Capital	$611,141
Undistributed Net Investment Income	9,033
Accumulated Net Realized Loss	(253,546)
Unrealized Appreciation (Depreciation) on:
Investments	149,336
Foreign Currency Translations	—	@
Net Assets	$515,964
CLASS I:
Net Assets	$314,539
Net Asset Value, Offering and Redemption Price Per Share Applicable to 22,221,587 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.15
CLASS II:
Net Assets	$201,425
Net Asset Value, Offering and Redemption Price Per Share Applicable to 14,318,011 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.07

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2011 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $15 of Foreign Taxes Withheld)	$7,057
Dividends from Security of Affiliated Issuer	11
Total Investment Income	7,068
Expenses:
Investment Advisory Fees (Note B)	2,012
Administration Fees (Note C)	629
Distribution Fees — Class II Shares (Note D)	354
Professional Fees	47
Custodian Fees (Note F)	31
Directors' Fees and Expenses	8
Pricing Fees	2
Shareholder Reporting Fees	(12)*
Other Expenses	9
Expenses Before Non Operating Expenses	3,080
Investment Related Expenses	46
Total Expenses	3,126
Distribution Fees — Class II Shares Waived (Note D)	(101)
Rebate from Morgan Stanley Affiliate (Note H)	(8)
Net Expenses	3,017
Net Investment Income	4,051
Realized Gain (Loss):
Investments Sold	16,367
Foreign Currency Transactions	5
Net Realized Gain	16,372
Change in Unrealized Appreciation (Depreciation):
Investments	26,032
Foreign Currency Translations	(5)
Net Change in Unrealized Appreciation (Depreciation)	26,027
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	42,399
Net Increase in Net Assets Resulting from Operations	$46,450

*  Over accrual of prior year expenses.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,051	$5,411
Net Realized Gain	16,372	7,889
Net Change in Unrealized Appreciation (Depreciation)	26,027	111,042
Net Increase in Net Assets Resulting from Operations	46,450	124,342
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(5,805)
Class II:
Net Investment Income	—	(5,527)
Total Distributions	—	(11,332)
Capital Share Transactions:(1)
Class I:
Subscribed	31,960	44,004
Distributions Reinvested	—	5,804
Redeemed	(33,868)	(70,648)
Class II:
Subscribed	9,143	37,640
Distributions Reinvested	—	5,527
Redeemed	(24,737)	(151,293)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(17,502)	(128,966)
Total Increase (Decrease) in Net Assets	28,948	(15,956)
Net Assets:
Beginning of Period	487,016	502,972
End of Period (Including Undistributed Net Investment Income of $9,033 and $4,982)	$515,964	$487,016
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,348	3,913
Shares Issued on Distributions Reinvested	—	512
Shares Redeemed	(2,481)	(6,200)
Net Decrease in Class I Shares Outstanding	(133)	(1,775)
Class II:
Shares Subscribed	678	3,419
Shares Issued on Distributions Reinvested	—	490
Shares Redeemed	(1,816)	(13,990)
Net Decrease in Class II Shares Outstanding	(1,138)	(10,081)

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2011		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008	2007	2006
Net Asset Value, Beginning of Period	$12.91		$10.15		$8.20		$22.05	$29.37	$23.09
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.14		0.17		0.31	0.32	0.36
Net Realized and Unrealized Gain (Loss)	1.12		2.87		2.04		(5.87)	(4.90)	8.02
Total from Investment Operations	1.24		3.01		2.21		(5.56)	(4.58)	8.38
Distributions from and/or in Excess of:
Net Investment Income	—		(0.25)		(0.26)		(0.69)	(0.31)	(0.30)
Net Realized Gain	—		—		—		(7.60)	(2.43)	(1.80)
Total Distributions	—		(0.25)		(0.26)		(8.29)	(2.74)	(2.10)
Net Asset Value, End of Period	$14.15		$12.91		$10.15		$8.20	$22.05	$29.37
Total Return ++	9.60	%#	29.96%		28.36%		(37.89)%	(17.07)%	38.04%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$314,539		$288,516		$244,866		$396,921	$761,902	$1,408,168
Ratio of Expenses to Average Net Assets(1)	1.10	%+††*	1.11	%+††	1.13	%+	1.07%+	1.04%+	1.01%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.08	%+††*	1.10	%+††	1.10	%+	1.05%+	1.02%+	1.01%
Ratio of Net Investment Income to Average Net Assets(1)	1.71	%+††*	1.20	%+††	2.25	%+	2.01%+	1.14%+	1.40%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%§	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	10	%#	22%		36%		35%	41%	25%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.10	%††*	1.12	%+††	1.14	%+	N/A	N/A	N/A
Net Investment Income to Average Net Assets	1.71	%††*	1.19	%+††	2.24	%+	N/A	N/A	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Financial Highlights

U.S. Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2011		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008	2007	2006
Net Asset Value, Beginning of Period	$12.84		$10.11		$8.16		$21.83	$29.11	$22.92
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.11		0.14		0.27	0.19	0.32
Net Realized and Unrealized Gain (Loss)	1.13		2.84		2.05		(5.79)	(4.78)	7.93
Total from Investment Operations	1.23		2.95		2.19		(5.52)	(4.59)	8.25
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)		(0.24)		(0.55)	(0.26)	(0.26)
Net Realized Gain	—		—		—		(7.60)	(2.43)	(1.80)
Total Distributions	—		(0.22)		(0.24)		(8.15)	(2.69)	(2.06)
Net Asset Value, End of Period	$14.07		$12.84		$10.11		$8.16	$21.83	$29.11
Total Return ++	9.58	%#	29.53%		28.49%		(38.05)%	(17.57)%	37.67%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$201,425		$198,500		$258,106		$221,251	$361,473	$1,155,718
Ratio of Expenses to Average Net Assets(1)	1.35	%+††*	1.36	%+††	1.38	%+	1.32%+	1.28%+	1.26%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.33	%+††*	1.35	%+††	1.35	%+	1.30%+	1.27%+	1.26%
Ratio of Net Investment Income to Average Net Assets(1)	1.46	%+††*	0.95	%+††	1.83	%+	1.77%+	0.67%+	1.24%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%§	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	10	%#	22%		36%		35%	41%	25%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.45	%††*	1.47	%+††	1.49	%+	1.42%+	1.37%+	1.36%
Net Investment Income to Average Net Assets	1.36	%††*	0.84	%+††	1.72	%+	1.67%+	0.57%+	1.14%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the "Directors") determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

  All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT I, LLC, the Portfolio has made a subscription commitment of $3,360,000 for which it will receive 3,360,000 shares of common stock. As of June 30, 2011, BRCP REIT I, LLC has drawn down approximately $2,929,000, which represents 87.2% of the commitment.

  Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT II, LLC, the Portfolio has made a subscription commitment of $7,700,000 for which it will receive 7,700,000 shares of common stock. As of June 30, 2011, BRCP REIT II, LLC has drawn down approximately $7,156,000, which represents 92.9% of the commitment.

  Subject to the terms of a Subscription Agreement between the Portfolio and Keystone Industrial Fund, LP, the Portfolio has made a subscription commitment of $6,675,000 for which it will receive 6,675,000 shares of common stock. As of June 30, 2011, Keystone Industrial Fund, LP has drawn down approximately $6,362,000, which represents 95.3% of the commitment.

  Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund, LP, the Portfolio has made a subscription commitment of $6,300,000 for which it will receive 12,600 shares of common stock. As of June 30, 2011, Cabot Industrial Value Fund, LP has drawn down approximately $5,880,000, which represents 93.3% of the commitment.

3.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term restricted securities refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

the securities. The Portfolio would, in either case, bear market risks during that period.

4.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

  In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards.

  5.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

  The Portfolio invests a significant portion of its assets in securities of REIT's. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

  The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year under review is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser" or "MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

MS Investment Management has agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.10% for Class I shares and 1.35% for Class II shares. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

C. Administration Fees: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2011, this waiver amounted to approximately $101,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years filed in the four year period ended December 31, 2010, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2010 and 2009 was as follows:

2010 Distributions Paid From:		2009 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$11,332	$—	$19,018	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, REIT basis adjustments, return of capital for certain securities sold, in-kind redemptions, and partnership basis adjustments resulted in the following reclassifications among the components of net assets at December 31, 2010:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$1,446	$(1,265)	$(181)

At December 31, 2010, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4,797	$—

At June 30, 2011, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$366,652	$157,164	$(7,828)	$149,336

At December 31, 2010, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $239,992,000, of which $12,635,000 will expire on December 31, 2016 and $227,357,000 will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2010, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $596,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2011, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $50,304,000 and $60,323,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2011.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2011, advisory fees paid were reduced by approximately $8,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2011 is as follows:

Value December 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Value June 30, 2011 (000)
$11,263	$35,380	$36,945	$11	$9,698

During the six months ended June 30, 2011, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2011, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 25.4% and 79.6%, for Class I and Class II shares, respectively.

J. Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Small Company Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Expense Example

Small Company Growth Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Actual Ending Account Value 6/30/11	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Small Company Growth Portfolio Class II	$1,000.00	$1,016.00	$1,018.60	$6.25	$6.26	1.25%

*  Expenses are calculated using the Portfolio's annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2010, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that while the Portfolio's management fee was higher than its peer group average, the total expense ratio was lower than its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was competitive with its peer group average, (ii) the Portfolio's management fee, although higher than its peer group average, was acceptable given the quality and nature of services provided, and (iii) the Portfolio's total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

	Shares	Value (000)
Common Stocks (93.2%)
Asset Management & Custodian (2.7%)
CETIP SA — Balcao Organizado de Ativos e Derivativos Receipts (Brazil) (a)	118	$2
CETIP SA — Balcao Organizado de Ativos e Derivativos (Brazil)	11,738	182
Greenhill & Co., Inc.	9,589	516
		700
Banks: Diversified (1.4%)
Financial Engines, Inc. (a)	14,523	376
Biotechnology (1.0%)
Abcam PLC (United Kingdom)	37,905	254
Casinos & Gambling (1.9%)
Lakes Entertainment, Inc. (a)	9,272	20
Universal Entertainment Corp. (Japan)	14,400	481
		501
Cement (2.6%)
Eagle Materials, Inc.	14,182	395
Texas Industries, Inc.	6,565	274
		669
Chemicals: Diversified (4.3%)
Intrepid Potash, Inc. (a)	11,450	372
Rockwood Holdings, Inc. (a)	13,430	743
		1,115
Commercial Services (10.3%)
Advisory Board Co. (The) (a)	13,840	801
Corporate Executive Board Co. (The)	14,225	621
CoStar Group, Inc. (a)	11,887	705
Information Services Group, Inc. (a)	30,001	53
MercadoLibre, Inc. (Brazil)	6,518	517
		2,697
Computer Services, Software & Systems (15.1%)
Blackboard, Inc. (a)	5,159	224
comScore, Inc. (a)	9,106	236
Cornerstone OnDemand, Inc. (a)	12,722	225
Forrester Research, Inc.	6,752	223
MakeMyTrip Ltd. (India) (a)	10,409	255
NetSuite, Inc. (a)	17,076	669
OpenTable, Inc. (a)	6,261	520
Solera Holdings, Inc.	13,778	815
SuccessFactors, Inc. (a)	8,644	254
Youku.com, Inc., Class A (China (a)(c)	269,531	515
		3,936
Computer Technology (1.5%)
Bankrate, Inc. (a)	17,406	288
E-Commerce China Dangdang, Inc. ADR (China) (a)	8,951	104
		392
Consumer Electronics (0.8%)
Sohu.com, Inc. (China) (a)	3,100	224

	Shares	Value (000)
Diversified Retail (4.3%)
Blue Nile, Inc. (a)	13,313	$586
Citi Trends, Inc. (a)	10,659	161
Shutterfly, Inc. (a)	6,799	390
		1,137
Electronic Components (1.6%)
Cogent Communications Group, Inc. (a)	24,489	417
Entertainment (2.3%)
Vail Resorts, Inc.	12,837	593
Financial Data & Systems (2.4%)
MSCI, Inc., Class A (a)	16,934	638
Foods (1.8%)
Country Style Cooking Restaurant Chain Co. Ltd. ADR (China) (a)	11,529	153
Ocado Group PLC (United Kingdom) (a)	106,740	312
		465
Health Care Facilities (0.2%)
LCA-Vision, Inc. (a)	10,286	49
Health Care Management Services (1.8%)
HMS Holdings Corp. (a)	6,126	471
Health Care Services (2.1%)
athenahealth, Inc. (a)	13,246	544
Health Care: Miscellaneous (0.6%)
MedAssets, Inc. (a)	11,712	156
Home Building (1.2%)
Brookfield Incorporacoes SA Receipts (Brazil) (a)	3,486	16
Brookfield Incorporacoes SA (Brazil)	64,060	312
Insurance: Multi-Line (2.4%)
Greenlight Capital Re Ltd., Class A (Cayman Islands) (a)	19,302	507
Pico Holdings, Inc. (a)	3,878	113
		620
Medical & Dental Instruments & Supplies (3.7%)
Techne Corp.	11,629	970
Metals & Minerals: Diversified (4.2%)
Lynas Corp. Ltd. (Australia) (a)	572,050	1,104
Oil: Crude Producers (2.1%)
Brigham Exploration Co. (a)	18,702	560
Pharmaceuticals (4.4%)
Gen-Probe, Inc. (a)	8,449	584
Ironwood Pharmaceuticals, Inc. (a)(d)	21,955	345
Ironwood Pharmaceuticals, Inc. (a)	14,853	234
		1,163
Printing and Copying Services (1.3%)
VistaPrint N.V. (a)	7,294	349
Publishing (1.7%)
Morningstar, Inc.	7,201	438
Real Estate Investment Trusts (REIT) (0.2%)
Consolidated-Tomoka Land Co.	1,738	50

The accompanying notes are an integral part of the financial statements.
4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Small Company Growth Portfolio

	Shares	Value (000)
Restaurants (4.0%)
BJ's Restaurants, Inc. (a)	6,531	$342
PF Chang's China Bistro, Inc.	17,250	694
		1,036
Scientific Instruments: Pollution Control (1.2%)
Covanta Holding Corp.	18,568	306
Semiconductors & Components (1.4%)
Tessera Technologies, Inc. (a)	20,996	360
Technology: Miscellaneous (1.2%)
iRobot Corp. (a)	8,713	307
Telecommunications Equipment (0.5%)
Pandora Media, Inc. (a)	6,469	122
Utilities: Electrical (5.0%)
AET&D Holdings No 1 Ltd. (Australia) (a)(b)(c)	113,183	—
Brookfield Infrastructure Partners LP (Canada)	51,880	1,300
		1,300
Total Common Stocks (Cost $19,399)		24,347
Preferred Stocks (0.9%)
Health Care Services (0.5%)
Castlight Health, Inc. (a)(b)(c)	32,177	132
Technology: Miscellaneous (0.4%)
Ning, Inc. Series D (a)(b)(c)	30,861	105
Total Preferred Stocks (Cost $353)		237
Convertible Preferred Stocks (3.1%)
Alternative Energy (0.7%)
Better Place, Inc. (a)(c)	62,616	188
Computer Services, Software & Systems (1.9%)
Twitter, Inc. Series E (a)(b)(c)	31,449	480
Consumer Services: Miscellaneous (0.5%)
Xoom Corp. Series F (a)(b)(c)	56,405	130
Total Convertible Preferred Stocks (Cost $517)		798
Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $828)	828,256	828
Total Investments (100.4%) (Cost $21,097) (e)		26,210
Liabilities in Excess of Other Assets (-0.4%)		(95)
Net Assets (100.0%)		26,115

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2011.

(c)  At June 30, 2011, the Portfolio held fair valued securities valued at approximately $1,550,000, representing 5.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(d)  Super voting rights at a ratio of 10:1.

(e)  The approximate market value and percentage of net assets, $2,151,000 and 8.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30,2011. (See Note A-2 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Asset Management & Custodian	$700	$—	$—	$700
Banks: Diversified	376	—	—	376
Biotechnology	—	254	—	254
Casinos & Gambling	20	481	—	501
Cement	669	—	—	669
Chemicals: Diversified	1,115	—	—	1,115
Commercial Services	2,697	—	—	2,697
Computer Services, Software & Systems	3,421	—	515	3,936
Computer Technology	392	—	—	392
Consumer Electronics	224	—	—	224
Diversified Retail	1,137	—	—	1,137
Electronic Components	417	—	—	417
Entertainment	593	—	—	593
Financial Data & Systems	638	—	—	638
Foods	153	312	—	465
Health Care Facilities	49	—	—	49
Health Care Management Services	471	—	—	471
Health Care Services	544	—	—	544
Health Care: Miscellaneous	156	—	—	156
Home Building	328	—	—	328
Insurance: Multi-Line	620	—	—	620
Medical & Dental Instruments & Supplies	970	—	—	970
Metals & Minerals: Diversified	—	1,104	—	1,104
Oil: Crude Producers	560	—	—	560
Pharmaceuticals	1,163	—	—	1,163
Printing and Copying Services	349	—	—	349
Publishing	438	—	—	438
Real Estate Investment Trusts (REIT)	50	—	—	50
Restaurants	1,036	—	—	1,036
Scientific Instruments: Pollution Control	306	—	—	306
Semiconductors & Components	360	—	—	360

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Small Company Growth Portfolio

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks (cont'd)
Technology: Miscellaneous	$307	$—	$—		$307
Telecommunications Equipment	122	—	—		122
Utilities: Electrical	1,300	—	—	†	1,300
Total Common Stocks	21,681	2,151	515	†	24,347
Preferred Stocks	—	—	237		237
Convertible Preferred Stocks	—	—	798		798
Short-Term Investment
Investment Company	828	—	—		828
Total Assets	$22,509	$2,151	$1,550		$26,210

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $1,585,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$—	†	$521	$1,255
Purchases	134		—	—
Sales	—		(197)	(134)
Amortization of discount	—		—	—
Transfers in	—		—	—
Transfers out	—		—	—
Change in unrealized appreciation/depreciation	381		(87)	(323)
Realized gains (losses)	—		—	—
Ending Balance	$515	†	$237	$798
Net change in unrealized appreciation/ depreciation from investments still held as of June 30, 2011	$381		$(74)	$17

†  Includes one or more securities which are valued at zero.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	74.7%
Computer Services, Software & Systems	15.0
Commercial Services	10.3
Total Investments	100.0%

* Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Small Company Growth Portfolio

Statement of Assets and Liabilities	June 30, 2011 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $20,269)	$25,382
Investment in Security of Affiliated Issuer, at Value (Cost $828)	828
Total Investments in Securities, at Value (Cost $21,097)	26,210
Receivable for Investments Sold	153
Receivable for Portfolio Shares Sold	21
Dividends Receivable	10
Receivable from Affiliate	—	@
Other Assets	4
Total Assets	26,398
Liabilities:
Payable for Investments Purchased	198
Payable for Investment Advisory Fees	47
Payable for Custodian Fees	10
Payable for Professional Fees	9
Payable for Administration Fees	5
Payable for Portfolio Shares Redeemed	4
Distribution Fees — Class II Shares	1
Bank Overdraft	—	@
Payable for Directors' Fees and Expenses	—	@
Other Liabilities	9
Total Liabilities	283
NET ASSETS	$26,115
Net Assets Consist of:
Paid-in-Capital	$20,783
Undistributed Net Investment Loss	(28)
Accumulated Net Realized Gain	247
Unrealized Appreciation (Depreciation) on:
Investments	5,113
Foreign Currency Translations	—	@
Net Assets	$26,115
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,523,546 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$17.14

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Small Company Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2011 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$102
Dividends from Security of Affiliated Issuer	1
Total Investment Income	103
Expenses:
Investment Advisory Fees (Note B)	130
Distribution Fees — Class II Shares (Note D)	49
Administration Fees (Note C)	35
Custodian Fees (Note F)	13
Professional Fees	13
Shareholder Reporting Fees	7
Pricing Fees	4
Directors' Fees and Expenses	1
Other Expenses	5
Total Expenses	257
Distribution Fees — Class II Shares Waived (Note D)	(42)
Voluntary Waiver of Investment Advisory Fees (Note B)	(38)
Rebate from Morgan Stanley Affiliate (Note H)	(— )@
Net Expenses	177
Net Investment Loss	(74)
Realized Gain (Loss):
Investments Sold	1,284
Foreign Currency Transactions	(— )@
Net Realized Gain	1,284
Change in Unrealized Appreciation (Depreciation):
Investments	(672)
Net Change in Unrealized Appreciation (Depreciation)	(672)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	612
Net Increase in Net Assets Resulting from Operations	$538

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Small Company Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(74)	$(49)
Net Realized Gain (Loss)	1,284	(331)
Net Change in Unrealized Appreciation (Depreciation)	(672)	7,154
Net Increase in Net Assets Resulting from Operations	538	6,774
Capital Share Transactions:(1)
Class II:
Subscribed	395	884
Redeemed	(4,996)	(10,975)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(4,601)	(10,091)
Total Decrease in Net Assets	(4,063)	(3,317)
Net Assets:
Beginning of Period	30,178	33,495
End of Period (Including Accumulated Net Investment Loss and Undistributed Net Investment Income of $(28) and $46)	$26,115	$30,178
(1) Capital Share Transactions:
Class II:
Shares Subscribed	23	66
Shares Redeemed	(288)	(790)
Net Decrease in Class II Shares Outstanding	(265)	(724)

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Financial Highlights

Small Company Growth Portfolio

	Class II
	Six Months Ended June 30, 2011		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$16.87		$13.33		$9.09		$16.93	$17.94		$17.36
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.05)		(0.02)		(0.05)		(0.03)	(0.10)		(0.14)
Net Realized and Unrealized Gain (Loss)	0.32		3.56		4.29		(6.38)	0.70		2.07
Total from Investment Operations	0.27		3.54		4.24		(6.41)	0.60		1.93
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(1.43)	(1.61)		(1.35)
Net Asset Value, End of Period	$17.14		$16.87		$13.33		$9.09	$16.93		$17.94
Total Return++	1.60	%#	26.56%		46.64%		(40.43)%	2.96%		11.84%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$26,115		$30,178		$33,495		$26,481	$51,171		$58,336
Ratio of Expenses to Average Net Assets(1)	1.25	%+*	1.25	%+	1.25	%+	1.25%+	1.25	%+	1.25%
Ratio of Net Investment Loss Average Net Assets(1)	(0.53	)%+*	(0.17	)%+	(0.49	)%+	(0.23)%+	(0.56	)%+	(0.80)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.00	%§	0.00%§	0.00	%§	N/A
Portfolio Turnover Rate	10	%#	25%		30%		38%	52%		68%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.82	%*	1.81	%+	1.70	%+	1.70%+	1.63	%+	1.73%
Net Investment Loss to Average Net Assets	(1.10	)%*	(0.73	)%+	(0.94	)%+	(0.68)%+	(0.94	)%+	(1.28)%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional changes, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Portfolio has suspended the offering of its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have not previously offered the Portfolio as an investment option. The Portfolio will continue to offer its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have previously offered the Portfolio. The Portfolio may recommence offering its shares to investors through new insurance and variable annuity contracts or qualified pension or retirement plans at such time as the Adviser determines that it would be consistent with prudent portfolio management to do so.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the "Directors") determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards.

3.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser" or "MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1 billion	Next $500 million	Over $1.5 billion
0.92%	0.85%	0.80%

MS Investment Management has agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.25%. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2011, this waiver amounted to approximately $38,000.

C. Administration Fees: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2011, this waiver amounted to approximately $42,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable,

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years filed in the four year period ended December 31, 2010, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during the years ended December 31, 2010 and December 31, 2009.

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, gains on certain equity securities designated as issued by passive foreign investment companies, and partnership basis adjustments resulted in the following reclassifications among the components of net assets at December 31, 2010:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$96	$(14)	$(82)

At December 31, 2010, the Portfolio had distributable earnings on a tax basis as follows

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,653	$—

At June 30, 2011, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$21,097	$6,839	$(1,726)	$5,113

At December 31, 2010, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $804,000, of which, $130,000 will expire on December 31, 2016, $215,000 will expire on December 31, 2017 and $459,000 will expire on December 31, 2018.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2011, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $2,838,000 and $7,608,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2011.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Investment Advisory fees

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2011, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2011 is as follows:

Value December 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Value June 30, 2011 (000)
$681	$5,516	$5,369	$1	$828

During the six months ended June 30, 2011, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2011 the Portfolio incurred less than $500 in brokerage commissions with Citigroup, Inc. and its affiliated broker/dealers, which may be deemed affiliates of the Investment Adviser, Administrator and Distributor under Section 17 of the 1940 Act, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2011, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 91.6% for Class II shares.

J. Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFSCGSAN
IU11-01694P-Y06/11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Growth Portfolio (formerly Capital Growth Portfolio)

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Expense Examples

Growth Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Actual Ending Account Value 6/30/11	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$1,093.20	$1,020.58	$4.41	$4.26	0.85%
Growth Portfolio Class II	1,000.00	1,091.70	1,019.34	5.70	5.51	1.10

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2010, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that while the Portfolio's management fee was higher than its peer group average, the total expense ratio was lower than its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was competitive with its peer group average, (ii) the Portfolio's management fee, although higher than its peer group average, was acceptable given the quality and nature of services provided, and (iii) the Portfolio's total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (95.8%)
Air Transport (2.0%)
Expeditors International of Washington, Inc.	38,269	$1,959
Alternative Energy (3.4%)
Range Resources Corp.	17,225	956
Ultra Petroleum Corp. (a)	50,843	2,329
		3,285
Beverage: Brewers & Distillers (1.5%)
Anheuser-Busch InBev N.V. ADR	25,563	1,483
Biotechnology (3.0%)
Illumina, Inc. (a)	37,998	2,856
Casinos & Gambling (3.8%)
Las Vegas Sands Corp. (a)	53,794	2,271
Wynn Resorts Ltd.	9,631	1,382
		3,653
Chemicals: Diversified (2.6%)
Monsanto Co.	34,267	2,486
Commercial Finance & Mortgage Companies (1.8%)
BM&F Bovespa SA (Brazil)	262,718	1,739
Commercial Services (5.3%)
eBay, Inc. (a)	57,614	1,859
Leucadia National Corp.	57,899	1,975
SGS SA (Registered)(Switzerland)	687	1,304
		5,138
Communications Technology (3.5%)
Motorola Solutions, Inc. (a)	72,217	3,325
Computer Services, Software & Systems (16.1%)
Baidu, Inc. ADR (China) (a)	28,614	4,010
Facebook, Inc., Class B (a)(b)(c)	109,380	2,735
Google, Inc., Class A (a)	7,858	3,979
Salesforce.com, Inc. (a)	16,682	2,485
Tencent Holdings Ltd. (China)	48,100	1,319
VMware, Inc., Class A (a)	8,919	894
		15,422
Computer Technology (8.5%)
Apple, Inc. (a)	19,066	6,400
NVIDIA Corp. (a)	17,954	286
Yandex N.V., Class A (Russia) (a)	40,428	1,436
		8,122
Consumer Lending (1.2%)
CME Group, Inc.	4,132	1,205
Diversified Media (1.7%)
Naspers Ltd., Class N (South Africa)	28,771	1,628
Diversified Retail (13.2%)
Amazon.com, Inc. (a)	35,362	7,231
Costco Wholesale Corp.	17,611	1,431
NetFlix, Inc. (a)	9,845	2,586
Priceline.com, Inc. (a)	2,846	1,457
		12,705
Medical Equipment (2.5%)
Intuitive Surgical, Inc. (a)	6,574	2,446

	Shares	Value (000)
Metals & Minerals: Diversified (2.4%)
Molycorp, Inc. (a)	37,317	$2,278
Pharmaceuticals (5.4%)
Allergan, Inc.	16,019	1,334
Mead Johnson Nutrition Co.	35,564	2,402
Valeant Pharmaceuticals International, Inc. (Canada)	27,356	1,421
		5,157
Real Estate Investment Trusts (REIT) (3.5%)
Brookfield Asset Management, Inc., Class A (Canada)	102,189	3,390
Recreational Vehicles & Boats (3.5%)
Edenred (France) (a)	109,336	3,334
Restaurants (3.6%)
Starbucks Corp.	52,539	2,075
Yum! Brands, Inc.	24,340	1,344
		3,419
Securities Brokerage & Services (1.4%)
Charles Schwab Corp. (The)	79,369	1,306
Semiconductors & Components (2.2%)
ARM Holdings PLC ADR (United Kingdom)	50,950	1,448
First Solar, Inc. (a)	5,312	703
		2,151
Tobacco (1.9%)
Philip Morris International, Inc.	27,465	1,834
Wholesale & International Trade (1.8%)
Li & Fung Ltd.	850,000	1,709
Total Common Stocks (Cost $64,103)		92,030
Convertible Preferred Stock (0.6%)
Alternative Energy (0.6%)
Better Place, Inc. (a)(b)(c) (Cost $521)	173,780	521
Short-Term Investment (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $28)	28,484	28
Total Investments (96.4%) (Cost $64,652) (d)		92,579
Other Assets in Excess of Liabilities (3.6%)		3,447
Net Assets (100.0%)		$96,026

(a)  Non-income producing security.

(b)  At June 30, 2011, the Portfolio held fair valued securities valued at approximately $3,256,000, representing 3.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(c)  Security has been deemed illiquid at June 30, 2011.

(d)  The approximate market value and percentage of net assets, $9,294,000 and 9.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Growth Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$1,959	$—	$—	$1,959
Alternative Energy	3,285	—	—	3,285
Beverage: Brewers & Distillers	1,483	—	—	1,483
Biotechnology	2,856	—	—	2,856
Casinos & Gambling	3,653	—	—	3,653
Chemicals: Diversified	2,486	—	—	2,486
Commercial Finance & Mortgage Companies	1,739	—	—	1,739
Commercial Services	3,834	1,304	—	5,138
Communications Technology	3,325	—	—	3,325
Computer Services, Software & Systems	11,368	1,319	2,735	15,422
Computer Technology	8,122	—	—	8,122
Consumer Lending	1,205	—	—	1,205
Diversified Media	—	1,628	—	1,628
Diversified Retail	12,705	—	—	12,705
Medical Equipment	2,446	—	—	2,446
Metals & Minerals: Diversified	2,278	—	—	2,278
Pharmaceuticals	5,157	—	—	5,157
Real Estate Investment Trusts (REIT)	3,390	—	—	3,390
Recreational Vehicles & Boats	—	3,334	—	3,334
Restaurants	3,419	—	—	3,419
Securities Brokerage & Services	1,306	—	—	1,306
Semiconductors & Components	2,151	—	—	2,151
Tobacco	1,834	—	—	1,834
Wholesale & International Trade	—	1,709	—	1,709
Total Common Stocks	80,001	9,294	2,735	92,030
Convertible Preferred Stock	—	—	521	521
Short-Term Investment
Investment Company	28	—	—	28
Total Assets	$80,029	$9,294	$3,256	$92,579

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $9,294,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$1,726	$521
Purchases	467	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation/depreciation	542	—
Realized gains (losses)	—	—
Ending Balance	$2,735	$521
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$542	$—

Portfolio Composition

Classification	Percentage of Total Investments
Other*	49.7%
Computer Services, Software & Systems	16.7
Diversified Retail	13.7
Computer Technology	8.8
Pharmaceuticals	5.6
Commercial Services	5.5
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities	June 30, 2011 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $64,624)	$92,551
Investment in Security of Affiliated Issuer, at Value (Cost $28)	28
Total Investments in Securities, at Value (Cost $64,652)	92,579
Foreign Currency, at Value (Cost $ —@)	—	@
Cash	—	@
Receivable for Investments Sold	3,777
Receivable for Portfolio Shares Sold	47
Dividends Receivable	42
Tax Reclaim Receivable	25
Receivable from Affiliate	—	@
Other Assets	6
Total Assets	96,476
Liabilities:
Payable for Portfolio Shares Redeemed	148
Payable for Investment Advisory Fees	121
Payable for Investments Purchased	101
Payable for Administration Fees	19
Payable for Professional Fees	17
Distribution Fees — Class II Shares	7
Payable for Custodian Fees	5
Payable for Directors' Fees and Expenses	3
Other Liabilities	29
Total Liabilities	450
NET ASSETS	$96,026
Net Assets Consist of:
Paid-in-Capital	$69,792
Undistributed Net Investment Income	40
Accumulated Net Realized Loss	(1,737)
Unrealized Appreciation (Depreciation) on:
Investments	27,927
Foreign Currency Translations	4
Net Assets	$96,026
CLASS I:
Net Assets	$62,595
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,765,767 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$22.63
CLASS II:
Net Assets	$33,431
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,501,828 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$22.26

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2011 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $31 of Foreign Taxes Withheld)	$417
Dividends from Security of Affiliated Issuer	2
Interest from Securities of Unaffiliated Issuers	1
Total Investment Income	420
Expenses:
Investment Advisory Fees (Note B)	239
Administration Fees (Note C)	120
Distribution Fees — Class II Shares (Note D)	55
Professional Fees	22
Shareholder Reporting Fees	13
Custodian Fees (Note F)	9
Pricing Fees	3
Directors' Fees and Expenses	2
Other Expenses	5
Total Expenses	468
Distribution Fees — Class II Shares Waived (Note D)	(16)
Voluntary Waiver of Investment Advisory Fees (Note B)	(5)
Rebate from Morgan Stanley Affiliate (Note H)	(2)
Net Expenses	445
Net Investment Loss	(25)
Realized Gain (Loss):
Investments Sold	5,618
Foreign Currency Transactions	1
Net Realized Gain	5,619
Change in Unrealized Appreciation (Depreciation):
Investments	2,852
Foreign Currency Translations	2
Net Change in Unrealized Appreciation (Depreciation)	2,854
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	8,473
Net Increase in Net Assets Resulting from Operations	$8,448

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(25)	$74
Net Realized Gain	5,619	3,126
Net Change in Unrealized Appreciation (Depreciation)	2,854	14,897
Net Increase in Net Assets Resulting from Operations	8,448	18,097
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(78)
Total Distributions	—	(78)
Capital Share Transactions:(1)
Class I:
Subscribed	702	1,619
Distributions Reinvested	—	78
Redeemed	(9,087)	(13,815)
Class II:
Subscribed	7,927	9,132
Redeemed	(5,811)	(13,704)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(6,269)	(16,690)
Total Increase in Net Assets	2,179	1,329
Net Assets:
Beginning of Period	93,847	92,518
End of Period (Including Undistributed Net Investment Income of $40 and $65)	$96,026	$93,847
(1) Capital Share Transactions:
Class I:
Shares Subscribed	32	88
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(415)	(767)
Net Decrease in Class I Shares Outstanding	(383)	(674)
Class II:
Shares Subscribed	365	512
Shares Redeemed	(269)	(791)
Net Increase (Decrease) in Class II Shares Outstanding	96	(279)

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2011		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$20.70		$16.87		$10.19		$20.09		$16.48		$15.83
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.00	‡	0.03		0.02		0.01		0.05		(0.03)
Net Realized and Unrealized Gain (Loss)	1.93		3.82		6.66		(9.88)		3.56		0.68
Total from Investment Operations	1.93		3.85		6.68		(9.87)		3.61		0.65
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		—		(0.03)		—		—
Net Asset Value, End of Period	$22.63		$20.70		$16.87		$10.19		$20.09		$16.48
Total Return ++	9.32	%#	22.86%		65.55	%**	(49.19)%		21.91%		4.11%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$62,595		$65,186		$64,501		$47,933		$126,476		$124,941
Ratio of Expenses to Average Net Assets(1)	0.85	%+††*	0.85	%+††	0.85	%+	0.85	%+	0.82	%+	0.84%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.85	%+††	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.03	%+††*	0.16	%+††	0.16	%+	0.03	%+	0.30	%+	(0.21)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§††*	0.00	%§††	0.00	%§	0.00	%§	0.00	%§	N/A
Portfolio Turnover Rate	14	%#	35%		19%		42%		55%		63%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.86	%††*	0.87	%+††	0.90	%+	0.85	%+	N/A		N/A
Net Investment Income to Average Net Assets	0.02	%††*	0.14	%+††	0.11	%+	0.03	%+	N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

**  Performance was positively impacted by approximately 0.19% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I would have been approximately 65.36%.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011

Financial Highlights

Growth Portfolio

	Class II
	Six Months Ended June 30, 2011		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$20.39		$16.63		$10.07		$19.88		$16.34		$15.74
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.02)		(0.02)		(0.01)		(0.03)		0.01		(0.07)
Net Realized and Unrealized Gain (Loss)	1.89		3.78		6.57		(9.78)		3.53		0.67
Total from Investment Operations	1.87		3.76		6.56		(9.81)		3.54		0.60
Net Asset Value, End of Period	$22.26		$20.39		$16.63		$10.07		$19.88		$16.34
Total Return ++	9.17	%#	22.61%		65.14	%**	(49.35)%		21.66%		3.81%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$33,431		$28,661		$28,017		$12,402		$26,641		$24,626
Ratio of Expenses to Average Net Assets(1)	1.10	%+††*	1.10	%+††	1.10	%+	1.10	%+	1.07	%+	1.09%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.10	%+††	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.22	)%+††*	(0.09	)%+††	(0.07	)%+	(0.20	)%+	0.05	%+	(0.45)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%§	0.00	%§	0.00	%§	N/A
Portfolio Turnover Rate	14	%#	35%		19%		42%		55%		63%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.21	%††*	1.22	%+††	1.25	%+	1.20	%+	1.17	%+	1.19%
Net Investment Loss to Average Net Assets	(0.33	)%††*	(0.21	)%+††	(0.22	)%+	(0.30	)%+	(0.05	)%+	(0.55)%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

**  Performance was positively impacted by approximately 0.19% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class II would have been approximately 64.95%.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Growth Portfolio formerly the "Capital Growth Portfolio." The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the "Directors") determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, FASB ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards.

4.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser" or "MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

MS Investment Management has agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85% for Class I shares and 1.10% for Class II shares. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2011, this waiver amounted to approximately $5,000.

C. Administration Fees: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2011, this waiver amounted to approximately $16,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2010, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

ordinary income for tax purposes. The tax character of distributions paid during fiscal 2010 and 2009 was as follows:

2010 Distributions Paid From:		2009 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$78	$—	$—	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and expiring capital losses resulted in the following reclassifications among the components of net assets at December 31, 2010:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(5)	$6,414	$(6,409)

At December 31, 2010, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$66	—

At June 30, 2011, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$64,652	$30,848	$(2,921)	$27,927

At December 31, 2010, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $6,920,000, of which, $6,918,000 will expire on December 31, 2011, and $2,000 will expire on December 31, 2017.

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2010, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $2,785,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2011, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $13,277,000 and $18,660,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2011.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2011, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2011 is as follows:

Value December 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Value June 30, 2011 (000)
$4,575	$12,670	$17,217	$2	$28

During the six months ended June 30, 2011 the Portfolio incurred less than $500 in brokerage commissions with Citigroup, Inc. and its affiliated broker/dealers, which may be deemed affiliates of the Investment Adviser, Administrator and Distributor under Section 17 of the 1940 Act, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2011, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 81.9% and 84.3%, for Class I and Class II shares, respectively.

J. Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2011 (unaudited)

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Director and Officer Information

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCGSAN
IU11-01650P-Y06/11

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Universal Institutional Funds

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 25, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 25, 2011